As filed with the Securities and Exchange Commission on December 22, 2006

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	X

(File No. 2-91312)

Post-Effective Amendment No. 34

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	X

(File No. 811-04033)

Post-Effective Amendment No. 35

SIT MUTUAL FUNDS II, INC.

(Exact Name of Registrant as Specified in Charter)

3300 IDS Center, Minneapolis, Minnesota 55402

(Address of Principal Executive Offices) (Zip Code)

(612) 332-3223

(Registrant’s Telephone Number, including Area Code)

Kelly K. Boston, Staff Attorney

Sit Mutual Funds

3300 IDS Center

Minneapolis, Minnesota 55402

(Name and Address of Agent for Service)

Copy to:

Michael J. Radmer, Esq.

Dorsey & Whitney, LLP

50 South 6th Street, Suite 1500

Minneapolis, Minnesota 55402

It is proposed that this filing will become effective (check appropriate box):

___	immediately upon filing pursuant to paragraph (b) of rule 485
XX	on December 30, 2006 pursuant to paragraph (b) of rule 485
___	60 days after filing pursuant to paragraph (a)(1) of rule 485
___	on (specify date) pursuant to paragraph (a)(1) of rule 485
___	75 days after filing pursuant to paragraph (a)(2) of rule 485
___	on (specify date) pursuant to paragraph (a)(2) of rule 485

The Registrant has registered an indefinite number or amount of securities under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. A Rule 24f-2 Notice for the Registrant’s most recent fiscal year was filed with the Securities and Exchange Commission on or about April 21, 2006.

Prospectus

Sit High Income Municipal Bond Fund

December 31, 2006

Sit Mutual Funds

This Prospectus contains important information about the Class U and I shares of the Fund. Please read it before you invest and keep it on file for future reference. If you have a question about any part of the Prospectus, please call 1-800-332-5580 or visit our website at www.sitfunds.com.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

An investment in the Fund is not FDIC insured, may lose value and is not guaranteed by a bank.

As of the date of this Prospectus, the Fund limited public sales of its shares to certain investors.

Table of Contents

Introduction	1
Fund Summary	2
Investment Objective	2
Principal Investment Strategies	2
Principal Investment Risks	3
Portfolio Holdings	4
Performance	4
Fees And Expenses	5
Fund Management	6
Investment Adviser	6
Portfolio Management	6
Distributor	7
Custodian	7
Transfer Agent	7
Shareholder Information	8
Share Price	8
When Orders Are Effective	8
Investing Through Financial Intermediaries	8
Class I And Class U Shares	9
Servicing Fee – Class U Shares	9
Other Account Policies	9
Purchase Restrictions	9
Excessive Trading In Fund Shares	9
Accounts Below Minimum Required Investment	9
Customer Identification Program	10
Purchasing Shares	11
Selling Shares	12
General Rules For Purchasing And Selling Shares	13
Dividends And Distributions	14
Taxes	14
Taxes on Distributions	14
Taxes On Transactions	14
Limited Fund Offering	14
Mailing Of Regulatory Documents	14
Privacy Policy	15
Additional Information	16
Other Securities, Investment Practices, And Policies	16
Duration	16
Portfolio Turnover	16
Securities Ratings	16
Temporary Defensive Investing	16
Financial Highlights	17
For More Information	18

Introduction

Sit Mutual Funds are a family of mutual funds offering a selection of Funds to investors. Each Fund has a distinctive investment objective and risk/reward profile.

This Prospectus describes the High Income Municipal Bond Fund which is a part of the Sit Mutual Funds family. The descriptions on the following pages may help you decide whether the Fund best fits your investment goals. Keep in mind, however, that no fund can guarantee it will meet its investment objective, and no fund should be relied upon as a complete investment program.

The Fund Summary section describes the principal strategies used by the Fund in trying to achieve its objective, and highlights the risks involved with these strategies. It also provides you with information about the performance, fees and expenses of the Fund.

Fund Summary

Investment Objective

The Fund seeks high current income that is exempt from federal regular income tax.

Principal Investment Strategies

The Fund seeks to achieve its objective by investing primarily in municipal securities that generate interest income that is exempt from regular federal income tax. During normal market conditions, the Fund invests 100% (and, as a fundamental policy, no less than 80%) of its net assets in such tax-exempt municipal securities.

The Fund invests primarily in municipal securities that are not rated by a nationally recognized statistical rating organization. The Fund’s Adviser determines a comparable quality rating of the non-rated securities. The Fund seeks to maintain a minimum average credit quality rating of triple-B, including the comparable ratings of the non-rated securities as determined by the Fund’s Adviser. The Fund may invest up to 60% of its assets in municipal securities rated below investment-grade, or if non-rated, determined to be of comparable quality by the Fund’s Adviser. Debt securities rated below investment-grade are commonly known as “junk bonds” and are considered predominately speculative and involve greater risk of default or price changes. The Fund may not invest in securities rated lower than B3 or B-, but may invest up to 10% of its assets in non-rated securities determined by the Adviser to have comparable ratings below B3 or B-.

Municipal securities are debt obligations issued by or for U.S. states, territories, and possessions and the District of Columbia and their political subdivisions, agencies, and instrumentalities. The Fund invests in both general obligation bonds, which are secured by the full faith, credit and taxation power of the issuing municipality, and in revenue bonds, which are backed by and payable only from the revenues derived from a specific facility or specific revenue source. The Fund generally invests a significant portion of its assets in obligations of municipal housing authorities which include single family and multi-family mortgage revenue bonds, and in revenue bonds of health care related facilities.

In selecting securities for the Fund, Fund managers seek securities providing high current tax-exempt income. In making purchase and sales decisions for the Fund, the Fund managers consider their economic outlook and interest rate forecast, as well as their evaluation of a security’s structure, credit quality, yield, maturity, liquidity and portfolio diversification. Fund managers attempt to maintain an average effective duration for the portfolio of approximately 3 to 10 years based on the managers’ economic outlook and the direction in which inflation and interest rates are expected to move. Duration is a measure of total price sensitivity relative to changes in interest rates. Portfolios with longer durations are typically more sensitive to changes in interest rates. The correlation between duration and price sensitivity is greater for securities rated investment-grade than it is for securities rated below investment-grade. The Fund’s dollar-weighted average maturity will, under normal market conditions, range between 12 and 25 years. However, since the Fund’s securities are subject to various types of call provisions which make their expected average lives shorter than their stated maturity dates, the Fund managers believe that the Fund’s average effective duration is a more accurate measure of the Fund’s price sensitivity to changes in interest rates than the Fund’s dollar-weighted average maturity.

2

Principal Investment Risks

As with all mutual funds investing in bonds, the price and yield of the Fund may change daily due to interest rate changes and other factors. All investments carry some degree of risk which will affect the value of the Fund’s investments, investment performance and price of its shares. It is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund include:

➢

Credit Risk: The issuers or guarantors of securities owned by the Fund may default on the payment of principal or interest or on other obligations to the Fund, or experience a decline in credit quality, causing the value of the Fund to decrease. Revenue bonds are generally not backed by the taxing power of the issuing municipality and therefore are subject to a higher degree of credit risk than general obligation bonds. Bonds rated below investment-grade are also subject to a higher degree of credit risk than bonds rated investment-grade.

➢

Revenue Bond Risk: The revenue bonds in which the Fund invests may entail greater credit risk than the Fund’s investments in general obligation bonds. For example, weaknesses in federal housing subsidy programs and their administration may result in a decrease of subsidies available for the payment of principal and interest on certain multi-family housing authority bonds.

➢

Interest Rate Risk: The income generated by and the values of the fixed income securities held by the Fund may be affected by changing interest rates. An increase in interest rates may lower the Fund’s value and the overall return on your investment. The magnitude of this decrease is often greater for longer-term fixed income securities than shorter-term securities.

➢	Income Risk: The income you earn from the Fund may decline due to declining interest rates.

➢	Management Risk: A strategy used by the investment management team may not produce the intended results.

➢

Call Risk: Many bonds may be redeemed (“called”) at the option of the issuer before their stated maturity date. In general, an issuer will call its bonds if they can be refinanced by issuing new bonds which bear a lower interest rate. The Fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund’s income.

➢

Prepayment and Extension Risk: Declining interest rates may compel borrowers to prepay mortgages and debt obligations underlying the mortgage-backed securities owned by the Fund. The proceeds received by the Fund from prepayments will likely be reinvested at interest rates lower than the original investment, thus resulting in a reduction of income to the Fund. Likewise, rising interest rates could reduce prepayments and extend the life of securities with lower interest rates, which may increase the sensitivity of the Fund’s value to rising interest rates.

➢

Health Care Facility Revenue Obligations Risk: Because the Fund may invest a significant portion of its assets in health care facility bonds, the Fund may be more affected by events influencing the health care sector than a fund that is more diversified across numerous sectors. A health care facility’s gross receipts available for debt service may be affected by future events and conditions including, among other things, demand for services, efforts by insurers and governmental agencies to limit rates, legislation and changes in Medicare, Medicaid and other similar third-party payer programs.

3

➢

Housing Authority Bonds Risk: Because the Fund may invest a significant portion of its assets in housing authority bonds, the Fund may be more affected by events influencing the housing sector than a fund that is more diversified across numerous sectors. A housing authority’s gross receipts and net income available for debt service may be affected by future events and conditions including, among other things, economic developments such as fluctuations in interest rates, construction costs and operating costs, and changes in federal housing subsidy programs. A housing authority’s inability to obtain additional financing could also reduce revenues available to pay existing obligations.

➢

High-Yield Risk: The Fund may invest up to 60% of its assets in municipal securities rated below investment-grade, or if non-rated, determined to be of comparable quality by the Fund’s Adviser. Debt securities rated below investment-grade are commonly known as junk bonds. Junk bonds are considered predominately speculative and involve greater risk of default or price changes due to changes in the issuer’s creditworthiness.

➢

Political, Economic and Tax Risk: The value of, the income generated by, and the ability of the Fund to sell a municipal security may be affected by constitutional amendment, legislative enactments, executive orders, administrative regulations and voter initiatives as well as the economics of the regions in which the issuers in which the Fund invests are located. Municipal securities backed by current or anticipated revenues from a specific project or asset, such as revenue bonds, can be negatively affected by the discontinuance of the taxation supporting the project or assets or the inability to collect revenues for the project or from the assets. If the Internal Revenue Service determines that an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could be treated as taxable, which could result in a decline in the security’s value. To the extent that a municipal security in which the Fund invests is not heavily followed by the investment community or such security issue is relatively small, the security may be difficult to value or sell at a fair price.

Portfolio Holdings

The Fund’s portfolio holdings are included in the Fund’s annual and semi-annual financial reports that are mailed to shareholders of record. Additionally, a complete portfolio holdings report is filed quarterly with the SEC on Form N-Q and is available on the SEC website at www.sec.gov or upon request from a Sit Investor Service Representative. A complete description of the Fund’s portfolio holdings disclosure policies is available in the Fund’s Statement of Additional Information.

Performance

The Fund’s inception was December 31, 2006, and therefore there is no performance information to report at this time. For current performance and yield information, please call 1-800-332-5580 or visit www.sitfunds.com.

4

Fees And Expenses

This table shows fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is no-load so you will not pay sales charges (loads) or exchange fees when you buy or sell shares of the Fund. You indirectly pay a portion of the Fund’s annual operating expenses since these expenses are deducted from Fund assets.

	Class I	Class U
Shareholder Fees	None	None
(fees paid directly from your investment)
Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)
Management Fees	0.60%	0.60%
Distribution Fees (12b-1)	None	None
Other Expenses
Servicing Fee [1]	0.00%	0.15%
Other Fund Operating Expenses [2]	0.25%	0.25%
Total Other Expenses	0.25%	0.40%
Total Annual Fund Operating Expenses [3]	0.85%	1.00%

1.)	The Servicing Fee is paid to the third party intermediary through which Class U shares are purchased.
2.)

The Fund’s inception date is December 31, 2006 and therefore the amount of other Fund operating expenses is estimated for the current fiscal year. The estimate includes operating expenses such as (but not limited to) custodial, accounting, transfer agent and legal expenses. Actual expenses may be different than those shown.

3.)

Effective with the inception of the Fund (December 31, 2006) through December 31, 2007, the Adviser will voluntarily waive fees and reimburse other fund expenses so that total operating expenses, after waiver, do not exceed 0.85% and 1.00% of average daily net assets, respectively, for Class I and Class U shares. In determining the Adviser’s obligation to waive fees and/or reimburse expenses, interest, taxes and extraordinary items as approved by the Fund’s independent directors, are not taken into consideration and could cause the Fund’s expenses to exceed the amounts reflected above. Fee waivers may be modified or discontinued at any time after December 31, 2007 with the approval of the Board of Directors without further notice to investors.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

It assumes that you invest $10,000 in the Fund for the time periods indicated (with reinvestment of all dividends and distributions), that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that you redeem all of your shares at the end of those periods. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	Class I	Class U
1 Year	$87	$102
3 Years	$272	$320

5

Fund Management

Investment Adviser

Sit Investment Associates, Inc. (the “Adviser”), 3300 IDS Center, 80 South Eighth Street, Minneapolis, Minnesota 55402, is the Fund’s investment adviser. The Adviser was founded in 1981 and provides investment management services for both public and private clients. As of September 30, 2006, the Adviser and its affiliates had approximately $6.6 billion in assets under management, including approximately $1.4 billion for the Sit Mutual Funds.

Under an Investment Management Agreement between the Fund and the Adviser (the “Agreement”), the Adviser manages the Fund’s business and investment activities, subject to the authority of the board of directors. A discussion regarding the basis of the board of directors’ approving the Agreement will be available in the Fund’s Annual Report to Shareholders, next published for the fiscal year ending March 31, 2007. The Fund pays the Adviser a fee for its services equal to .60% per year of the Fund’s average daily net assets.

Portfolio Management

The Fund’s investments are managed by a team of portfolio managers and analysts who are jointly responsible for the day-to-day management of the Fund, and Eugene C. Sit, Chairman and Chief Investment Officer of the Adviser who is responsible for establishing and overseeing Fund policy and investment management strategies. The fixed-income portfolio management team is led by Michael C. Brilley, Senior Vice President of the Adviser; Debra A. Sit, Vice President of the Adviser; and Paul J. Jungquist, Vice President of the Fund.

The following table lists the individual team members that are primarily responsible for managing the Fund’s investments.

Portfolio Manager / Title	Role on Management Team	Experience with: • Management Team • Adviser • Industry	Past 5 Years’ Business Experience
Michael C. Brilley Senior Vice President	Chief Fixed Income Officer	• Fund inception 12-31-06 • 22 yrs, 8 m • 38 yrs, 11 m	Senior Vice President and Senior Fixed Income Officer of the Adviser; Director and President and Chief Fixed Income Officer of Sit Investment Fixed Income Advisors, Inc. (“SF”)
Paul J. Jungquist Vice President – Investments	Senior Portfolio Manager	• Fund inception 12-31-06 • 12 yrs, 11 m • 12 yrs, 11 m	Vice President and Fixed Income Portfolio Manager of SF.
Debra A. Sit Vice President – Investments	Senior Portfolio Manager	• Fund inception 12-31-06 • 25 yrs, 4 m • 25 yrs, 4 m	Vice President – Bond Investments of the Adviser; Senior Vice President – Investment of SF.
Andrew T. Clark Sr. Fixed Income Credit Analyst	Sr. Fixed Income Credit Analyst	• Fund inception 12-31-06 • 10 yrs, 5 m • 10 yrs, 5 m	Sr. Fixed Income Credit Analyst of SF.

The Statement of Additional Informational provides additional information about the Portfolio Managers’ compensation, other accounts managed by the Portfolio Managers, and the Portfolio Managers’ ownership of securities in the Fund, if any.

6

Distributor

SIA Securities Corp. (the “Distributor”), an affiliate of the Adviser, is the distributor for the Fund. The Distributor markets the Fund shares only to certain institutional and individual investors and all other sales of the Fund’s shares are made by the Fund. The Distributor or the Adviser may enter into agreements under which various financial institutions and/or brokerage firms provide administrative services for customers who are beneficial owners of shares of the Fund. The Distributor or Adviser may compensate these firms for the services provided, with compensation based on the aggregate assets of customers that are invested in the Fund.

Custodian

PFPC Trust Company, located at 8800 Tinicum Boulevard, Third Floor, Philadelphia, PA 19153, is the Custodian for the Fund. The Custodian holds the Fund’s securities and cash, receives and pays for securities purchased, delivers against payment for securities sold, receives and collects income from investments and performs other administrative duties.

Transfer Agent

PFPC Inc., located at 101 Sabin Street, Pawtucket, RI 02860, is the Transfer Agent for the Fund. The Transfer Agent processes purchase orders, redemption orders, and handles all related shareholder accounting services.

7

Shareholder Information

Share Price

Your price for purchasing, selling, or exchanging shares is based on the Fund’s net asset value (NAV) per share, which is calculated as of the close of regular trading on the New York Stock Exchange (generally 3:00 p.m. Central time) every day the exchange is open. The NAV per share of the Fund will fluctuate.

NAV is based on the market value of the securities in the Fund’s portfolio which are valued on the basis of market quotations or official closing prices. When market quotations or official closing prices are not readily available, fair value is determined in good faith by the Adviser using methods approved by the board of directors. If an event that is likely to affect materially the value of a portfolio security occurs after the relevant market has closed (but before the calculation of a Fund’s NAV), it may be necessary to determine the fair value of the security in light of that event, and price the security at the fair value. Events that materially affect the value of a security may occur in a particular geographic region or be specific to a particular industry, or affect only one particular issuer. For example, a natural disaster may affect the operations of issuers located in the affected geographic region, which may require the Fund to determine the fair value of such issuer’s portfolio securities in light of such event. The Fund will determine NAV using the fair value price of a security in order to ensure that the prices of the securities reflect their value as of the time set for NAV calculation.

Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their net asset values. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be different than the value that could be realized upon the sale of that security.

Short-term debt securities maturing in less than 60 days are valued at amortized cost. The amortized cost method of valuation initially values a security at its purchase cost, then consistently adjusts the cost value by amortizing/accreting any discount or premium paid until the security’s maturity without regard to fluctuating interest rates.

When Orders Are Effective

Purchase, exchange, and sale orders are received and may be accepted by Sit Mutual Funds only on days the New York Stock Exchange (“NYSE”) is open. Purchase, exchange, and sale orders received prior to the close of the NYSE (generally 3:00 p.m. Central time) are processed at the net asset value per share calculated for that business day. If your purchase, exchange, or sale order is received after the close of the NYSE, the purchase, exchange or sale will be made at the net asset value calculated on the next day the NYSE is open.

Investing Through Financial Intermediaries

There is no charge to invest, exchange, or sell shares when you make transactions directly through Sit Mutual Funds.

The Fund may authorize certain institutions acting as financial intermediaries (including banks, trust companies, brokers and investment advisers), to accept purchase, redemption and exchange orders from their customers on behalf of the Funds. These authorized intermediaries also may designate other intermediaries to accept such orders, if approved by the Fund. The Fund will be deemed to have received an order when the order is received by the authorized intermediary in good form, and the order will be priced at the Fund’s per share NAV next determined, provided that the authorized intermediary forwards the order (and payment for any purchase order) to the Fund (or its transfer agent) within agreed-upon time periods. Investors purchasing shares through a financial intermediary should read their account agreements carefully. A financial intermediary may maintain a master account (an omnibus account) with the Fund for trading on behalf of its customers and the financial intermediary’s requirements may differ from those listed in this Prospectus. A financial intermediary also may impose account charges, such as asset allocation fees, account maintenance fees and other charges. The financial intermediary through which you purchase your shares may receive from the Fund all or a portion of the servicing fee discussed in the Fees and Expenses section above as compensation for certain administrative and shareholder service expenses, including record keeping and sub-accounting shareholder accounts.

8

Class I And Class U Shares

The Fund offers its shares in two classes: Class I shares and Class U shares. Different investment minimums and expenses apply to each share class, and as a result, the investment performance of each will differ. Please refer to the section titled “Purchasing Shares” and “Fees and Expenses” for more information.

As of the date of this Prospectus, Class U shares are offered only through financial intermediaries.

Servicing Fee – Class U Shares

Class U shares pay a servicing fee equal to an annual rate of 0.15% of the average daily net asset value of Class U shares. The fees may be paid to the financial intermediary through which the shareholder purchased the shares or to other qualified recipients. As these fees are paid out of a Fund’s assets on an on-going basis, over time these fees will increase the cost of your investment.

Other Account Policies

Purchase Restrictions

The Fund may reject or restrict any purchase or exchange order at any time when, in the judgment of management, it is in the best interests of the Fund. For example, see the discussion regarding “Excessive Trading in Fund Shares” below.

Excessive Trading In Fund Shares

The Fund discourages excessive short-term trading that could be disruptive to the management of the Fund. When large dollar amounts are involved, the Fund may have difficulty implementing investment strategies, because it cannot predict how much cash it will have to invest. Excessive trading also may force the Fund to sell portfolio securities at disadvantageous times to raise the cash needed to satisfy a redemption request, and may increase brokerage expenses. These factors may hurt the Fund’s performance and its shareholders.

The Fund may, in the Fund’s discretion, reject any purchase or exchange order from a shareholder if the Fund determines that the shareholder’s short-term trading activity is excessive. The Fund’s Board of Directors has approved policies and procedures designed to discourage excessive trading in Fund shares. For example, the Fund monitors purchase orders and investigates orders that exceed certain thresholds and attempts to confirm that the investment is not being made for a short-term. The Fund has the right to modify the market timing policy at any time without advance notice. The Fund seeks to apply market timing policies and procedures to shareholders who own shares through omnibus accounts, however, it should be noted that the ability of the Fund to monitor and limit excessive short-term trading of shareholders investing in the Fund through the omnibus account of a financial intermediary may be significantly limited or absent where the intermediary maintains the underlying shareholder accounts. Despite our efforts to discourage market timing, there is no guarantee that the Fund or its agents will be able to identify market timers or curtail their trading practices.

Accounts Below Minimum Required Investment

The minimum investment in the Fund is $150,000 with respect to Class I shares and $10,000 with respect to Class U shares. The minimum investment requirement is applied at the omnibus account level for shares purchased through a financial intermediary. If your account balance in the Fund falls below the minimum as a result of selling or exchanging shares, the Fund has the right to redeem your shares and send you the proceeds. Before redeeming your account, the Fund will mail you a notice of its intention to redeem, which will give you an opportunity to make an additional investment. If you do not increase the value of your account to at least the minimum within 30 days of the date the notice was mailed, the Fund may redeem your account.

9

Customer Identification Program

Federal law requires the Fund to obtain, verify and record identifying information, which may include the name, residential or business street address, date of birth (for an individual), social security or taxpayer identification number or other identifying information for each investor who opens an account with the Fund. Applications without this information, or without an indication that a social security or taxpayer identification number has been applied for, may not be accepted. After acceptance, to the extent permitted by applicable law or its customer identification program, the Fund reserves the right to: (a) place limits on account transactions until the investor’s identity is verified; (b) refuse an investment in the Fund or (c) involuntarily redeem an investor’s shares and close an account in the event that an investor’s identity is not verified. The Fund and its agents will not be responsible for any loss in an investor’s account resulting from the investor’s delay in providing all required identifying information or from closing an account and redeeming an investor’s shares when an investor’s identity is not verified.

10

Purchasing Shares

	TO OPEN AN ACCOUNT	TO ADD TO AN ACCOUNT
Minimum Investment	$150,000 Class I, $10,000 Class U	$5,000
Through a Financial Adviser	Contact your financial adviser.	Contact your financial adviser.
By Mail

Mail a completed account application and your check payable to:

Sit Mutual Funds

P.O. Box 9763

Providence, RI 02940

Third party checks or starter checks are not accepted for initial purchases.

Prospectuses and account applications may be viewed and printed from our website, www.sitfunds.com.

Mail a completed investment slip for the Fund (which you received in your account statement) or a letter of instruction with a check payable to:

Sit Mutual Funds

P.O. Box 9763

Providence, RI 02940

A letter of instruction must include your account number, the name(s) of the registered owner(s) and the name of the Fund that you want to purchase.

Starter checks are not accepted for additional purchases.

By Telephone

Fax a completed account application to Sit Mutual Funds at 612-342-2111 and then call us at 1-800-332-5580 or 612-334-5888 for a new account number and bank wiring instructions.

Instruct your bank to wire your investment to us using the wire instructions we have given you. Your bank may charge a wire fee. Mail the original signed account application to:

Sit Mutual Funds

P.O. Box 9763

Providence, RI 02940

Payment by Wire. Instruct your bank to wire your investment to the Sit Mutual Funds using the wire instructions on the back of the prospectus. Call us at 1-800-332-5580 or 612-334-5888 and notify us of the wire.

Payment by ACH. Call us at 1-800-332-5580 or 612-334-5888 to request that a purchase be made electronically from your bank account. The purchase will be effective on the next business day following your telephone request made prior to the close of the NYSE.

Before using the ACH feature, you must set up the ACH option on your initial account application or a Change of Account Options Form.

Automatically	You cannot make an initial purchase automatically.

You may set up an Automatic Investment Plan on your initial account application or on a Change of Account Options Form. The Plan will invest in the selected Fund electronically from your bank account (via ACH) on any day the Funds are open - monthly, quarterly or annually.

Please see page 13 for additional general rules for purchasing and selling shares.

11

Selling Shares

	TO EXCHANGE SHARES	TO SELL SHARES
Through a Financial Adviser	Contact your financial adviser.	Contact your financial adviser.
By Mail

You may sell shares of one Sit Fund and purchase shares of another Sit Fund by mailing a letter of instruction signed by all registered owners of the account to:

Sit Mutual Funds

P.O. Box 9763

Providence, RI 02940

A letter of instruction must include your account number, the name(s) and the number of shares or dollar amount of the Fund(s) you want to sell and the name(s) of the Fund(s) you want to purchase.

Mail a written request that includes:

• Account number,

• Names and signatures of all registered owners exactly as they appear on the account,

• Name of Fund and number of shares or dollar amount you want to sell.

• Medallion signature guarantee(s) if you have requested that the proceeds from the sale be:

•  paid to anyone other than the registered account owners,

•  paid by check and mailed to an address other than the registered address, or

•  sent via bank wire (currently an $8 fee) to a bank different than the bank authorized by you on your account application.

• Supporting legal documents, if required (see “General Rules” on following page)

• Method of payment (check, wire transfer, or ACH; see “General Rules” on following page)

By Telephone

You may sell shares of one Sit Fund and purchase shares of another Sit Fund by calling us at 1-800-332-5580 or 612-334-5888. If you call after business hours, you will need your Personal Identification Number to use the automatic telephone system.

Call us at 1-800-332-5580 or 612-334-5888 and request a sale of shares.

Before selling shares by telephone, you must set up the option on your initial account application or a Change of Account Options Form. Proceeds from the sale will be sent as directed on your application by check, bank wire or ACH. The Funds’ bank charges a wire fee to send the proceeds via bank wire (currently $8).

Automatically

You may set up an Automatic Exchange Plan on your initial account application or on a Change of Account Options Form. The Plan will sell shares of one Sit Fund and invest in another Sit Fund automatically on any day the Funds are open - either monthly, quarterly or annually.

Shares may be sold through the Automatic Withdrawal Plan (minimum $100) if the Special Services section of the initial account application is complete.

You may add this option by completing a Change of Account Options Form, and this option will begin within 10 days of the Funds’ receipt of the form.

Proceeds from the sale will be sent as directed on your account application, by check or ACH.

Please see page 13 for additional general rules for purchasing and selling shares.

12

General Rules For Purchasing And Selling Shares

PURCHASING SHARES	EXCHANGING SHARES

Shares may be purchased on any day the NYSE is open with a minimum initial investment of $150,000 for Class I shares and $10,000 for Class U Shares.

Additional investments in any account must be at least $5,000.

You may sell shares of one or more Sit Funds and use the proceeds to buy shares of another Sit Fund at no cost.

Before making an exchange, please read the prospectus and consider the investment objective of the Fund you are purchasing.

You may exchange shares by mail, telephone or an automatic exchange plan as described on page 12. You may also exchange shares of the Sit Funds on our website at www.sitfunds.com.

An exchange of shares is a sale for federal income tax purposes and you may have a taxable capital gain or loss.

SELLING SHARES	RECEIPT OF SALE PROCEEDS

Your sale proceeds will be paid as soon as possible, generally not later than 7 days after the Funds’ receipt of your request to sell. However, if you purchased shares with nonguaranteed funds, such as a personal check, and you sell shares, your sale proceeds payment will be delayed until your check clears, which may take 15 days.

Other Documents: Under certain circumstances, sales of shares may require additional legal documentation, such as sales by estates, trusts, guardianships, custodianships, corporations, pension and profit sharing plans and other organizations.

Medallion Signature Guarantee: A medallion signature guarantee assures that a signature is genuine and protects shareholders from unauthorized account transactions. A medallion signature guarantee may be obtained from a bank, brokerage firm, or other financial institution that is participating in a medallion program recognized by the Securities Transfer Association. A notary public stamp cannot be substituted for a medallion signature guarantee.

You may receive proceeds from the sales of your shares in one of three ways:

(1) By Mail

Your check will generally be mailed to the address of record within 7 days after receipt of your request.

(2) By Wire

Your bank account will generally be credited within 1 to 2 business days after receipt of your request. The Funds’ bank charges a wire fee (currently $8) which will be deducted from the balance of your account or from the amount being wired if your account has been completely redeemed. The recipient bank may also charge a wire fee.

(3) By ACH

Your bank account will generally be credited within 1 to 2 business days after receipt of your request. Proceeds from the sale of shares from an IRA account cannot be paid using ACH.

13

Dividends And Distributions

Dividends from the Fund’s net investment income are declared daily and paid monthly. Net investment income includes interest earned on bonds and other debt securities and dividends on stocks less operating expenses.

Capital gains, if any, are distributed at least once a year by the Fund. A capital gain occurs if the Fund sells portfolio securities for more than its cost. If you buy Fund shares just before a capital gain distribution, in effect, you “buy the distribution.” You will pay the full price for the shares and then receive a portion of that price back as a taxable distribution.

Dividend and capital gain distributions are automatically reinvested in additional shares of the Fund at the net asset value per share on the distribution date. However, you may request that distributions be automatically reinvested in another Sit Mutual Fund, or paid in cash. Such requests may be made on the application, Change of Account Options form, or by written notice to Sit Mutual Funds. You will receive a quarterly statement reflecting the dividend payment and, if applicable, the reinvestment of dividends. If cash payment is requested, an ACH transfer will be initiated, or a check normally will be mailed within five business days after the payable date. If the check cannot be delivered because of an incorrect mailing address, the undelivered distributions and all future distributions will automatically be reinvested in Fund shares. No interest will accrue on uncashed distribution, dividend, or sales proceeds checks.

Taxes

Some of the tax consequences of investing in the Fund are discussed below. More information about taxes is in the Statement of Additional Information. However, because everyone’s tax situation is unique, always consult your tax professional about federal, state and local tax consequences.

Taxes on Distributions

The Fund intends to meet certain federal tax requirements so that distributions of tax-exempt interest income may be treated as “exempt-interest dividends.” These dividends are not subject to regular federal income tax. However, the Fund may invest up to 10% of its assets in municipal securities subject to the alternative minimum tax. Any portion of exempt-interest dividends attributable to interest on these securities may increase some shareholders’ alternative minimum tax. The Fund expects that its distributions will consist primarily of exempt-interest dividends. The Fund’s exempt-interest dividends may be subject to state or local taxes. Distributions paid from any interest income that is not tax-exempt and from any short-term or long-term capital gains will be taxable whether you reinvest those distributions or receive them in cash. Distributions paid from the Fund’s net long-term capital gains, if any, are taxable to you as long-term capital gains, regardless of how long you have held your shares.

Taxes On Transactions

The sale or exchange of your shares in the Fund is a taxable transaction, and you may incur a capital gain or loss on the transaction. If you held the shares for more than one year, such gain or loss would be a long-term gain or loss. A gain or loss on shares held for one year or less is considered short-term and is taxed at the same rates as ordinary income.

Limited Fund Offering

Due to sometimes limited availability of certain municipal securities that meet the portfolio managers’ investment criteria for the Fund, the Fund limits public sales of its shares to investors investing through certain financial intermediaries and other qualifying investors. The Fund reserves the right to refuse any order that might disrupt the efficient management of the Fund.

14

Mailing Of Regulatory Documents

The Fund’s practice is to “household,” or consolidate, shareholder mailings of regulatory documents such as prospectuses, shareholder reports, and proxies to shareholders at a common address. This means that a single copy of these regulatory documents is sent to the address of record. If at any time you wish to receive multiple copies of the regulatory documents at your address, you may contact the Fund and the Fund will mail separate regulatory documents to each of your individual accounts within 30 days of your call.

Privacy Policy

We collect nonpublic personal information about you from information we receive from you on applications or other forms and information about your transactions and communications with us, our affiliates or others. We do not disclose any nonpublic personal information about our customers or former customers to anyone, except as permitted by law. We restrict access to nonpublic personal information about you to those employees, service providers or other third parties who need to know that information to provide products or services to you. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

15

Additional Information

Other Securities, Investment Practices, And Policies

The principal investment strategies and risk factors of the Fund are outlined in the section entitled “Fund Summary.” Below are brief discussions of certain other investment practices of the Fund and certain additional risks of investing in the Fund. The Fund may invest in securities and use investment strategies that are not described in this Prospectus but are described in the Statement of Additional Information.

Duration

Duration measures how much the value of a security is expected to change with a given change in interest rates. Effective duration is one means used to measure interest rate risk. The longer a security’s effective duration, the more sensitive its price is to changes in interest rates. For example, if interest rates rise by 1%, the market value of a security with an effective duration of 2 years would decrease by 2%, with all other factors being constant. The Adviser uses several methods to compute duration estimates appropriate for particular securities held in the Fund’s portfolio. Duration estimates are based on assumptions by the Adviser and are subject to a number of limitations. Duration is most useful when interest rate changes are small and occur equally in short-term and long-term securities. The correlation between duration and price sensitivity is greater for securities rated investment-grade than it is for securities rated below investment-grade. In addition, it is difficult to calculate precisely for bonds with prepayment options because the calculation requires assumptions about prepayment rates.

Portfolio Turnover

The Fund may trade securities frequently, resulting, from time to time, in an annual portfolio turnover rate of over 100%, however, the Fund anticipates a turnover rate of less than 100%. A high portfolio turnover rate generally will result in greater brokerage commission expenses borne by a fund which may decrease the fund’s yield. A high portfolio turnover rate may result in higher amounts of realized capital gain, including short-term capital gain, subject to the payment of taxes by shareholders.

Securities Ratings

When debt securities are rated by one or more nationally recognized statistical rating organization (NRSRO), the Adviser uses these ratings to determine bond quality. Investment-grade debt securities are those that are rated within the four highest rating categories, which are AAA, AA, A, and BBB by Standard & Poor’s and Fitch Ratings, and Aaa, Aa, A and Baa by Moody’s Investors Services. Debt securities rated below investment-grade are commonly known as junk bonds. The Fund may invest up to 60% of its assets in municipal securities rated below investment-grade. If a debt security’s credit quality rating is downgraded after the Fund’s purchase, the Adviser will consider whether any action, such as selling the security, is warranted. The Fund may not invest in securities rated lower than B3 or B-, but may invest up to 10% of its assets in non-rated securities determined by the Adviser to have comparable ratings below B3 or B-.

The Fund may invest without limitation in municipal securities that are not rated by a NRSRO. In most cases these bonds are non-rated because the issuer has chosen not to pay for a credit rating firm for the rating typically when the issuer determines that the extra cost incurred could be better spent on other expenses, or the issuer was unable to obtain an investment grade rating from a NRSRO. The Fund’s Adviser determines a comparable quality rating of the non-rated securities.

Temporary Defensive Investing

For temporary defensive purposes in periods of unusual market conditions, the Fund may invest all of its total assets in cash or short-term debt securities including certificates of deposit, bankers’ acceptances and other bank obligations, corporate and direct U.S. obligation bonds, notes, bills, commercial paper, repurchase agreements and other taxable obligations including shares of the Sit Money Market Fund, which is advised by the Adviser. Investing in these temporary investments will generate income that is taxable to investors in the Fund and may reduce the Fund’s yield and prevent it from achieving its investment objective.

16

Financial Highlights

The Fund’s inception was December 31, 2006, and therefore there is no financial information to report at this time. For current information, please call 1-800-332-5580 or visit www.sitfunds.com.

17

For More Information

For more information about the Fund, the following documents are available free upon request:

Statement of Additional Information The SAI contains more details about the Fund and its investment policies. The SAI is incorporated in this Prospectus by reference.

Annual Report

The Fund’s Annual Report will be available after its fiscal year ending March 31, 2007 and will include a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance.

To request a copy of the documents listed above, or to obtain more information about the Fund:

By Telephone: (800) 332-5580 or (612) 334-5888 By E-Mail: info@sitinvest.com On The Internet: Visit our website at www.sitfunds.com Visit the SEC website at www.sec.gov	By Regular Mail: Sit Mutual Funds P.O. Box 9763 Providence, RI 02940 By Express Mail: Sit Mutual Funds 101 Sabin Street Pawtucket, RI 02860	To Wire Money For A Purchase: PNC Bank, Pittsburgh, PA ABA #031000053 Account #86-0690-5556 Sit Mutual Funds For Further Credit: (shareholder name) Account Number: (fund name and account #)

The SAI and the Fund’s reports may also be reviewed at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. You can get copies free from the EDGAR Database on the SEC’s Website listed above, or by mail, for a fee, by calling the SEC at 1-202-942-8090, by making an electronic request at the following email address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102.

Sit Mutual Funds

1940 Act File No. 811-04033

Part B

STATEMENT OF ADDITIONAL INFORMATION

SIT HIGH INCOME MUNICIPAL BOND FUND

3300 IDS Center, 80 South Eighth Street

Minneapolis, Minnesota 55402

www.sitfunds.com 800-332-5580

info@sitinvest.com 612-334-5888

This Statement of Additional Information is not a Prospectus. It should be read in conjunction with the Fund’s Prospectus. Copies of the Fund’s Prospectus may be obtained from the Fund without charge by contacting the Fund’s by telephone at (612) 334-5888 or (800) 332-5580 or by mail at 3300 IDS Center, 80 South Eighth Street, Minneapolis, Minnesota 55402, or by visiting the SEC website at www.sec.gov. This Statement of Additional Information is dated December 31, 2006, and it is to be used with the Fund’s Prospectus dated December 31, 2006.

FUND BACKGROUND

Sit Mutual Funds are a family of fourteen no-load funds managed by Sit Investment Associates, Inc., (the “Adviser”). This Statement of Additional Information is for the Sit High Income Municipal Bond Fund (the “Fund”).

The Fund is an open-ended fund, and operates as a diversified management investment company, as defined in the Investment Company Act of 1940.

The Fund is a series of Sit Mutual Funds II, Inc., which was incorporated in Minnesota on May 18, 1984.

ADDITIONAL INVESTMENT RESTRICTIONS

The investment objectives and investment strategies of the Fund are set forth in the Prospectus under “Fund Summary.” Set forth below are the fundamental investment restrictions and policies applicable to the Fund, followed by the non-fundamental investment restrictions and policies. Those restrictions and policies designated as fundamental may not be changed without shareholder approval. Shareholder approval, as defined in the Investment Company Act of 1940, means the lesser of the vote of (a) 67% of the shares of the Fund at a meeting where more than 50% of the outstanding shares of the Fund are present in person or by proxy or (b) more than 50% of the outstanding shares of the Fund. A percentage limitation must be met at the time of investment and a later deviation resulting from a change in values or net assets will not be a violation.

Fundamental Investment Restrictions

The Fund is subject to the following restrictions which are fundamental. The Fund will not:

1.	Purchase or sell commodities or commodity futures, provided that this restriction does not apply to financial futures contracts or options thereon;
2.

Invest in real estate (including real estate limited partnerships), although it may invest in securities that are secured by or represent interests in real estate and may hold real estate received from an issuer in default or bankruptcy;

3.

Make loans except by (a) purchasing debt securities such as bonds, debentures and similar securities in which the Fund may invest consistent with its investment policies, and (b) by lending its portfolio securities to broker-dealers, banks and other institutions in an amount not to exceed 33-1/3% of its total net assets if such loans are secured by collateral equal to 100% of the value of the securities lent;

4.	Underwrite the securities of other issuers;
5.

Borrow money, except temporarily in emergency or extraordinary situations and then not for the purchase of investments, and not in excess of 33 1/3% of the Fund’s total net assets at the time of such borrowing. In the event that the principal amount of the Fund’s borrowing at any time exceeds 33 1/3% of the Fund’s total net assets, the Fund shall, within three days thereafter (not including Sundays and holidays) reduce the amount of its borrowing to an amount not in excess of 33 1/3% of the Fund’s total net assets;

6.	Invest more than 25% of its assets in a single industry; or
7.

Issue senior securities as defined in the Investment Company Act of 1940, except for borrowing as permitted in emergency or extraordinary situations as permitted within the Fund’s investment restrictions; or

8.	Invest less than 80% of its net assets in municipal securities that generate interest income exempt from regular federal income tax during normal market conditions.

Non-Fundamental Investment Restrictions

The following investment restrictions of the Fund are not fundamental and may be changed by the Board of Directors of the Fund. The Fund will not:

1.	Purchase on margin or sell short, except to obtain short-term credit as may be necessary for the clearance of transactions and it may make margin deposits in connection with futures contracts;
2.

Invest in the securities of other investment companies other than as permitted by Investment Company Act of 1940, as amended, or in a manner consistent with the requirements of an exemptive order issued to the Fund and/or the Adviser by the Securities and Exchange Commission;

3.	Write put options;
4.	Invest more than 5% of its net assets in foreign securities, provided that the Fund may invest without limitation in tax-exempt securities issued by U.S. territorial possessions;

5.	Invest more than 15% of its net assets collectively in all types of illiquid securities;
6.	Invest in oil, gas or other mineral leases, rights or royalty contracts, although it may invest in securities of companies investing in the foregoing; or
7.	Pledge, mortgage, hypothecate or otherwise encumber the Fund’s assets except to the extent necessary to secure permitted borrowings;
8.

Invest more than 10% of its net assets in municipal securities that generate interest income subject to regular federal alternative minimum tax (however, during periods of abnormal market conditions, the Fund may invest 100% of its assets in taxable obligations on a temporary basis for defensive purposes);

9.

Invest more than 60% of the Fund’s net assets in municipal securities rated below investment-grade (commonly referred to as junk bonds) at the time of purchase or determined to be of comparable quality by the Fund’s investment adviser at the time of purchase; or

10.

Invest in securities rated lower than B3 by Moody’s Investors Service, or B- by Standard and Poor’s or Fitch Ratings however, the Fund may invest up to 10% of the Fund’s net assets in non-rated securities for which the Fund’s Adviser has determined a comparable quality rating of lower than B3 or B-.

ADDITIONAL INVESTMENT POLICIES & RISKS

Set forth below are detailed descriptions of the various types of securities and investment techniques that the Adviser may use in managing the Fund, as well as risks associated with those types of securities and investment techniques. The descriptions of the types of securities and investment techniques below supplement the discussion of principal investment strategies and risks contained in the Fund’s prospectus. Where a particular type of security or investment technique is not discussed in the Fund’s prospectus, that security or investment technique is not a principal investment strategy. The Fund may not invest in all of the securities or use all of the techniques described below. Additionally, the Fund may invest in other types of securities and may use other investment techniques in managing the Fund, subject to limitations imposed by the Fund’s investment objective, policies and restrictions described in the Fund’s prospectus and/or Statement of Additional Information, as well as the federal securities laws.

Municipal Securities

The Fund invests in municipal securities. The yields on municipal securities are dependent on a variety of factors, including the general level of interest rates, the financial condition of the issuer, general conditions of the tax-exempt securities market, the size of the issue, the maturity of the obligation, and the rating of the issue. Ratings are general, and not absolute, standards of quality. Consequently, securities of the same maturity, interest rate and rating may have different yields, while securities of the same maturity and interest rate with different ratings may have the same yield.

Certain types of municipal bonds are issued to obtain funding for privately operated facilities (“private activity” bonds). Under current tax law, interest income earned by the Fund from certain private activity bonds is an item of “tax preference” which is subject to the alternative minimum tax when received by a shareholder in a tax year during which the shareholder is subject to the alternative minimum tax.

Municipal securities in which the Fund invests include securities that are issued by a U.S. state, territories or possessions of the U.S. and the District of Columbia and their agencies, instrumentalities, municipalities and political subdivisions, authorities thereof, and multi-state agencies. Tax-exempt municipal securities include municipal bonds, municipal notes, municipal commercial paper, and municipal leases.

Municipal Bonds. The Fund may invest in municipal bonds. Municipal bonds generally have maturities at the time of issuance ranging from one to thirty years or more. Municipal bonds are issued to raise money for various public purposes. The two principal types of municipal bonds are general obligation bonds and revenue bonds. The Fund may invest in both in any proportion. General obligation bonds are secured by the full faith, credit and taxing power of the issuing municipality and not from any particular fund or revenue source. Revenue bonds are backed only from the revenues derived from a facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source and not from the general taxing power.

Municipal Notes. The Fund may invest in municipal notes. Municipal notes generally mature in three months to three years.

Municipal Commercial Paper. The Fund may invest in municipal commercial paper. Municipal commercial paper generally matures in one year or less.

Housing Authority Bonds. The Fund may invest without limitation in obligations of municipal housing authorities which include both single-family and multifamily mortgage revenue bonds. Weaknesses in federal housing subsidy programs and their administration may result in a decrease of subsidies available for payment of principal and interest on multifamily housing authority bonds. Economic developments, including fluctuations in interest rates and increasing construction and operating costs, may also adversely impact revenues of housing authorities. In the case of some housing authorities, inability to obtain additional financing could also reduce revenues available to pay existing obligations. Mortgage revenue bonds are subject to extraordinary mandatory redemption at par in whole or in part from the proceeds derived from prepayments of underlying mortgage loans and also from the unused proceeds of the issue within a stated period of time.

The exclusion from gross income for federal income tax purposes of certain housing authority bonds depends on qualification under relevant provisions of the Code and on other provisions of federal law. These provisions of federal law contain certain ongoing requirements relating to the cost and location of the residences financed with the proceeds of the single family mortgage bonds and the income levels of occupants of the housing units financed with the proceeds of the single and multifamily housing bonds. While the issuers of the bonds, and other parties, including the originators and servicers of the single family mortgages and the owners of the rental projects financed with the multifamily housing bonds, covenant to meet these ongoing requirements and generally agree to institute procedures designed to insure that these requirements are met, there can be no assurance that these ongoing requirements will be consistently met. The failure to meet these requirements could cause the interest on the bonds to become taxable, possibly retroactively from the date of issuance, thereby reducing the value of the bonds, subjecting shareholders to unanticipated tax liabilities and possibly requiring the Fund to sell the bonds at the reduced value. Furthermore, any failure to meet these ongoing requirements might not constitute an event of default under the applicable mortgage which might otherwise permit the holder to accelerate payment of the bond or require the issuer to redeem the bond. In any event, where the mortgage is insured by the Federal Housing Administration (“FHA”), the consent of the FHA may be required before insurance proceeds would become payable to redeem the mortgage subsidy bonds.

Health Care Facility Revenue Obligations. The Fund may invest without limitation in health care facility bonds which include obligations of issuers whose revenues are derived from services provided by hospitals or other health care facilities, including nursing homes. Ratings of bonds issued for health care facilities are sometimes based on feasibility studies that contain projections of occupancy levels, revenues and expenses. A facility’s gross receipts and net income available for debt service may be affected by future events and conditions including, among other things, demand for services, the ability of the facility to provide the services required, an increasing shortage of qualified nurses or a dramatic rise in nursing salaries, physicians’ confidence in the facility, management capabilities, economic developments in the service area, competition from other similar providers, efforts by insurers and governmental agencies to limit rates, legislation establishing state rate-setting agencies, expenses, government regulation, the cost and possible unavailability of malpractice insurance, and the termination or restriction of governmental financial assistance, including that associated with Medicare, Medicaid and other similar third-party payor programs. Generally, Medicare reimbursements are currently calculated on a prospective basis and are not based on a provider’s actual costs. Such method of reimbursement may adversely affect reimbursements to hospitals and other facilities for services provided under the Medicare program and thereby may have an adverse effect on the ability of such institutions to satisfy debt service requirements. In the event of a default upon a bond secured by hospital facilities, the limited alternative uses for such facilities may result in the recovery upon such collateral not providing sufficient funds to fully repay the bonds. Certain hospital bonds provide for redemption at par upon the damage, destruction or condemnation of the hospital facilities or in other special circumstances.

Municipal Leases. Currently, the Adviser does not intend to invest more than 10% of the Fund’s net assets in municipal lease obligations, however, the Fund may invest up to 25% of its net assets in municipal lease obligations. Municipal lease obligations are issued by state and local governments or authorities to finance the acquisition of equipment and facilities. Municipal leases may take the form of a lease, an installment purchase contract, a conditional sales contract or a participation certificate in any of the above. In determining leases in which the Fund will invest, the Adviser will carefully evaluate the credit rating of the issuer (and the probable secondary market acceptance of such credit rating). Additionally, the Adviser may require that certain municipal lease obligations be issued or backed by a letter of credit or put arrangement with an independent financial institution.

Municipal leases frequently have special risks not normally associated with general obligation or revenue bonds. The constitutions and statutes of all states contain requirements that the state or a municipality must meet to incur debt. These often include voter referendum, interest rate limits and public sale requirements. Leases and installment purchase or conditional sale contracts (which normally provide for title to the leased asset to pass eventually to the governmental issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt. The debt-issuance limitations are deemed to be inapplicable because of the inclusion in many leases or contracts of “nonappropriation” clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis.

In addition to the “nonappropriation” risk, municipal leases have additional risk aspects because they represent a type of financing that has not yet developed the depth of marketability associated with conventional bonds; moreover, although the obligations will be secured by the leased equipment, the disposition of the equipment in the event of non-appropriation or foreclosure might, in some cases, prove difficult. In addition, in certain instances the tax-exempt status of the obligations will not be subject to the legal opinion of a nationally recognized “bond counsel,” as is customarily required in larger issues of municipal securities.

Municipal lease obligations, except in certain circumstances, are considered illiquid by the staff of the Securities and Exchange Commission. Municipal lease obligations held by the Fund will be treated as illiquid unless they are determined to be liquid pursuant to guidelines established by the Fund’s Directors. Under these guidelines, the Adviser will consider factors including, but not limited to 1) whether the lease can be canceled, 2) what assurance there is that the assets represented by the lease can be sold, 3) the issuer’s general credit strength (e.g. its debt, administrative, economic and financial characteristics), 4) the likelihood that the municipality will discontinue appropriating funding for the leased property because the property is no longer deemed essential to the operations of the municipality (e.g. the potential for an “event of non-appropriation”), and 5) the legal recourse in the event of failure to appropriate.

Industrial Development Revenue Bonds. Currently, the Adviser does not intend to invest more than 15% of the Fund’s net assets in industrial development revenue bonds, however, the Fund may invest up to 25% of its net assets in industrial development revenue bonds. Industrial development revenue bonds (“revenue bonds”) are usually payable only out of a specific revenue source rather than from general revenues of the governmental entity. In addition, revenue bonds ordinarily are not backed by the faith, credit or general taxing power of the issuing governmental entity. Instead, the principal and interest on revenue bonds for private facilities are typically paid out of rents or other specified payments made to the issuing governmental entity by a private company which uses or operates the facilities. Revenue bonds which are not backed by the credit of the issuing governmental entity frequently provide a higher rate of return than other municipal obligations, but they entail greater risk than obligations which are guaranteed by a governmental unit with taxing power. The credit quality of industrial development bonds is usually directly related to the credit standing of the user of the facilities or the credit standing of a third-party guarantor or other credit enhancement participant, if any.

Land Secured Debt Transactions. Land secured debt transactions are generally municipal debt issues sold to finance public infrastructure improvements for residential, commercial, or industrial development. The debt is payable from and secured by taxes or assessments levied on the property, which, in turn, are secured by a lien on the property. The requirement to pay these assessments or taxes is usually a limited obligation of the property owner. To enforce this obligation, there is typically a government foreclosure or tax lien sale process subject to different provisions in different states. In most cases land secured debt is not rated by a nationally recognized statistical rating organization. Land secured debt is often issued in anticipation or at the beginning stages of development. Land secured debt transactions are known by a variety of names, such as Community Development Districts, Special Service Areas, and Special Assessment Districts.

Municipal Inflation-Protection Securities. The Fund may invest in inflation-protection securities which are fixed income securities issued by municipalities designed to provide protection against the negative effects of inflation. Generally, the securities are issued in two forms. One form accrues inflation into the principal value of the security. The other form pays out the inflation accruals as part of variable coupon payments that increase and decrease with changes in the consumer price index. The value of inflation-protection securities is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation.

Bank Obligations

The Fund may invest in bank obligations. These include certificates of deposit, including variable rate certificates of deposit, bankers’ acceptances and time deposits. “Bank” includes commercial banks, savings banks and savings and loan associations.

Certificates of deposit are generally short-term, interest-bearing negotiable certificates issued by commercial banks or savings and loan associations against funds deposited in the issuing institution. The Fund may invest in Eurodollar certificates of deposit subject to the 25% limitation for concentration in any one industry. Eurodollar certificates of deposit are negotiable deposits denominated in U.S. dollars on deposit with foreign branches of U.S. banks which have a specified maturity.

Variable rate certificates of deposit are certificates of deposit on which the interest rate is periodically adjusted prior to their stated maturity, usually at 30, 90 or 180 day intervals (“coupon dates”), based upon a specified market rate, which is tied to the then prevailing certificate of deposit rate, with some premium paid because of the longer final maturity date of the variable rate certificate of deposit. As a result of these adjustments, the interest rate on these obligations may be increased or decreased periodically. Variable rate certificates of deposit normally carry a higher interest rate than fixed rate certificates of deposit with shorter maturities, because the bank issuing the variable rate certificate of deposit pays the investor a premium as the bank has the use of the investors’ money for a longer period of time. Variable rate certificates of deposit can be sold in the secondary market.

In addition, banks or dealers frequently sell variable rate certificates of deposit and simultaneously agree, either formally or informally, to repurchase such certificates, at the option of the purchaser of the certificate, at par on the coupon dates. In connection with the Fund’s purchase of variable rate certificates of deposit, it may enter into formal or informal agreements with banks or dealers allowing the Fund to resell the certificates to the bank or dealer, at the Fund’s option. If the agreement to repurchase is informal, there can be no assurance that the Fund would always be able to resell such certificates. Before entering into any such transactions governed by formal agreements, however, the Fund will comply with the provisions of SEC Release 10666 which generally provides that the repurchase agreement must be fully collateralized.

A banker’s acceptance is a time draft drawn on a commercial bank by a borrower usually in connection with an international commercial transaction (to finance the import, export, transfer or storage of goods). The borrower is liable for payment as well as the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Most acceptances have maturities of six months or less and are traded in secondary markets prior to maturity.

The Fund may invest in time deposits. Time deposits are deposits held in foreign branches of U.S. banks which have a specified term or maturity. Time deposits are similar to certificates of deposit, except they are not transferable, and are, therefore, illiquid prior to their maturity.

Both domestic banks and foreign branches of domestic banks are subject to extensive, but different, governmental regulations which may limit both the amount and types of loans which may be made and interest rates which may be charged. In addition, the profitability of the banking industry is largely dependent upon the availability and cost of funds for the purpose of financing lending operations under prevailing short-term debt conditions. General economic conditions, as well as exposure to credit losses arising from possible financial difficulties of borrowers, also play an important part in the operations of the banking industry.

The bank money market instruments in which the Fund invests may be issued by U.S. commercial banks, foreign branches of U.S. commercial banks, foreign banks and U.S. and foreign branches of foreign banks. As a result of federal and state laws and regulations, domestic banks are, among other things, generally required to maintain specified levels of reserves, limited in the amount which they can loan to a single borrower, and are subject to other regulations designed to promote financial soundness. Since the Fund’s portfolio may contain securities of foreign banks and foreign branches of domestic banks, the Fund may be subject to additional investment risks that are different in some respects from those incurred by a fund that invests only in debt obligations of domestic banks.

The Fund only purchases certificates of deposit from savings and loan institutions which are members of the Federal Home Loan Bank and are insured by the Savings Association Insurance Fund of the Federal Deposit Insurance Corporation. Such savings and loan associations are subject to regulation and examination. Unlike most savings accounts, certificates of deposit held by the Fund do not benefit materially from insurance from the Federal Deposit Insurance Corporation. Certificates of deposit of foreign branches of domestic banks are not covered by such insurance and certificates of deposit of domestic banks purchased by the Fund are generally in denominations far in excess of the dollar limitations on insurance coverage.

Commercial Paper and other Short-Term Debt Corporate Debt Securities

Short-term corporate debt instruments purchased by the Fund for temporary defensive purposes consist of commercial paper (including variable amount master demand notes), which refers to short-term, unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is usually sold on a discount basis and has a maturity at the time of issuance not exceeding nine months. Variable amount master demand notes are demand obligations that permit the investment of fluctuating amounts at varying market rates of interest pursuant to arrangements between the issuer and a commercial bank acting as agent for the payees of such notes, whereby both parties have the right to vary the amount of the outstanding indebtedness of the notes.

Other short-term corporate debt obligations may include fixed interest rate non-convertible corporate debt securities (i.e., bonds and debentures) with no more than 397 days remaining to maturity at date of settlement.

Obligations of, or Guaranteed by, the United States Government, its Agencies or Instrumentalities

The Fund may invest in obligations of the U.S. Government, its agencies or instrumentalities for temporary defensive purposes. Securities issued or guaranteed by the United States include a variety of Treasury securities, which differ only in their interest rates, maturities and dates of issuance. Treasury bills have a maturity of one year or less. Treasury notes have maturities of one to ten years and Treasury bonds generally have maturities of greater than ten years at the date of issuance.

Securities that are issued or guaranteed by agencies of the U.S. government and various instrumentalities which have been established or sponsored by the U.S. government may or may not be backed by the “full faith and credit” of the United States. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitment.

Some of the government agencies which issue or guarantee securities which the Fund may purchase include the Department of Housing and Urban Development, the Department of Health and Human Services, the Government National Mortgage Association, the Farmers Home Administration, the Department of Transportation, the Department of Defense and the Department of Commerce. Instrumentalities which issue or guarantee securities include the Export-Import Bank, the Federal Farm Credit System, Federal Land Banks, the Federal Intermediate Credit Bank, the Bank for Cooperatives, Federal Home Loan Banks, the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation and the Student Loan Marketing Association. The U.S. Treasury is not obligated by law to provide support to all U.S. government instrumentalities and agencies, and the Fund will invest in securities which are not backed by the full faith and credit of the U.S. Treasury issued by such instrumentalities and agencies only when the Fund’s Adviser determines that the credit risk with respect to the instrumentality or agency issuing such securities does not make its securities unsuitable investments for the Fund.

The Fund may purchase securities that are insured but not issued or guaranteed by the U.S. government, its agencies or instrumentalities. An example of such a security is a housing revenue bond (the interest on which is subject to federal taxation) issued by a state and insured by an FHA mortgage loan.

Futures Contracts, Options, Options on Futures Contracts, and Swap Agreements

The Fund may invest in interest rate futures contracts, index futures contracts and may buy options on such contracts for the purpose of hedging its portfolio of fixed income securities (and not for speculative purposes) against the adverse effects of anticipated movements in interest rates. As a result of entering into futures contracts, no more than 10% of the Fund’s total assets may be committed to margin.

An interest rate futures contract is an agreement to purchase or deliver an agreed amount of debt securities in the future for a stated price on a certain date. The Fund may use interest rate futures solely as a defense or hedge against anticipated interest rate changes and not for speculation. The Fund presently could accomplish a similar result to that which it hopes to achieve through the use of futures contracts by selling debt securities with long maturities and investing in debt securities with short maturities when interest rates are expected to increase, or conversely, selling short-term debt securities and investing in long-term debt securities when interest rates are expected to decline. However, because of the liquidity that is often available in the futures market, such protection is more likely to be achieved, perhaps at a lower cost and without changing the rate of interest being earned by the Fund, through using futures contracts.

The Fund may purchase and sell exchange traded put and call options on debt securities of an amount up to 5% of its net assets for the purpose of hedging. The Fund may, from time to time, write exchange-traded call options on debt securities, but the Fund will not write put options. A put option (sometimes called a standby commitment) gives the purchaser of the option, in return for a premium paid, the right to sell the underlying security at a specified price during the term of the option. The writer of the put option receives the premium and has the obligation to buy the underlying securities upon exercise at the exercise price during the option period. A call option (sometimes called a reverse standby commitment) gives the purchaser of the option, in return for a premium, the right to buy the security underlying the option at a specified exercise price at any time during the term of the option. The writer of the call option receives the premium and has the obligation at the exercise of the option, to deliver the underlying security against payment of the exercise price during the option period. A principal risk of standby commitments is that the writer of a commitment may default on its obligation to repurchase or deliver the securities.

Description of Futures Contracts. A futures contract sale creates an obligation by the Fund, as seller, to deliver the type of financial instrument called for in the contract at a specified future time for a stated price. A futures contract purchase creates an obligation by the Fund, as purchaser, to take delivery of the underlying financial instrument at a specified future time for a stated price. The specific securities delivered or taken, respectively, at settlement date, are not determined until at or near that date. The determination is made in accordance with the rules of the exchange on which the futures contract sale or purchase was made.

Although futures contracts by their terms call for actual delivery or acceptance of securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery. Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument and the same delivery date. If the price of the initial sale of the futures contract exceeds the price of the offsetting purchase, the Fund is paid the difference and realizes a gain. If the price of the offsetting purchase exceeds the price of the initial sale, the Fund pays the difference and realizes a loss. Similarly, the closing out of a futures contract purchase is effected by the Fund entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the Fund realizes a gain, and if the purchase price exceeds the offsetting sale price, the Fund realizes a loss.

The Fund is required to maintain margin deposits with brokerage firms through which they enter into futures contracts. Margin balances will be adjusted at least weekly to reflect unrealized gains and losses on open contracts. In addition, the Fund will pay a commission on each contract, including offsetting transactions.

Futures contracts are traded only on commodity exchanges--known as “contract markets”--approved for such trading by the Commodity Futures Trading Commission (“CFTC”), and must be executed through a futures commission merchant or brokerage firm which is a member of the relevant contract market. The CFTC regulates trading activity on the exchanges pursuant to the Commodity Exchange Act. The principal exchanges are the Chicago Board of Trade, the Chicago Mercantile Exchange and the New York Futures Exchange. Each exchange guarantees performance under contract provisions through a clearing corporation, a nonprofit organization managed by the exchange membership. The CFTC rules provide that a mutual fund does not have to register a “commodity pool” if the Fund uses commodity futures and options positions solely (1) for “bona fide hedging” purposes (as that term is used in the rules and regulations of the CFTC) or (2) for other purposes so long as aggregate initial margins and premiums required in connection with non-hedging positions do not exceed five percent of the liquidation value of the Fund’s portfolio.

Risks in Futures Contracts. One risk in employing futures contracts to protect against cash market price volatility is the prospect that futures prices will correlate imperfectly with the behavior of cash prices. The ordinary spreads between prices in the cash and futures markets, due to differences in the natures of those markets, are subject to distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of distortion, a correct forecast of general interest trends by the Adviser may still not result in a successful transaction.

Another risk is that the Adviser would be incorrect in its expectation as to the extent of various interest rate movements or the time span within which the movements take place. Closing out a futures contract purchase at a loss because of higher interest rates will generally have one or two consequences depending on whether, at the time of closing out, the “yield curve” is normal (long-term rates exceeding short-term). If the yield curve is normal, it is possible that the Fund will still be engaged in a program of buying long-term securities. Thus, closing out the futures contract purchase at a loss will reduce the benefit of the reduced price of the securities purchased. If the yield curve is inverted, it is possible that the Fund will retain its investments in short-term securities earmarked for purchase of longer-term securities. Thus, closing out of a loss will reduce the benefit of the incremental income that the Fund will experience by virtue of the high short-term rates.

Risks of Options. The use of options and options on interest rate futures contracts also involves additional risk. Compared to the purchase or sale of futures contracts, the purchase of call or put options and options on futures contracts involves less potential risk to the Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs).

The effective use of options strategies is dependent, among other things, upon the Fund’s ability to terminate options positions at a time when the Adviser deems it desirable to do so. Although the Fund will enter into an option position only if the Adviser believes that a liquid secondary market exists for such option, there is no assurance that the Fund will be able to effect closing transactions at any particular time or at an acceptable price. The Fund’s transactions involving options on futures contracts will be conducted only on recognized exchanges.

The Fund’s purchase or sale of put or call options and options on futures contracts will be based upon predictions as to anticipated interest rates by the Adviser, which could prove to be inaccurate. Even if the expectations of the Adviser are correct, there may be an imperfect correlation between the change in the value of the options and of the Fund’s portfolio securities.

The Fund may purchase and sell put and call options and options on interest rate futures contracts which are traded on a United States exchange or board of trade as a hedge against changes in interest rates, and will enter into closing transactions with respect to such options to terminate existing positions. An interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific financial instrument (debt security) at a specified price, date, time and place. An option on an interest rate futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in an interest rate futures contract at a specified exercise price at any time prior to the expiration date of the option. Options on interest rate futures contracts are similar to options on securities, which give the purchaser the right, in return for the premium paid, to purchase or sell securities.

A call option gives the purchaser of such option the right to buy, and obliges its writer to sell, a specified underlying futures contract at a stated exercise price at any time prior to the expiration date of the option. A purchaser of a put option has the right to sell, and the writer has the obligation to buy, such contract at the exercise price during the option period. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing price of the interest rate futures contract on the expiration date. The potential loss related to the purchase of an option on interest rate futures contracts is limited to the premium paid for the option (plus transaction costs). Because the value of the option is fixed at the point of sale, there are no daily cash payments to reflect changes in the value of the underlying contract; however, the value of the option does change daily and that change would be reflected in the net asset values of the Fund.

Purchase of Put Options on Futures Contracts. The Fund may purchase put options on futures contracts if the Adviser anticipates a rise in interest rates. Because the value of an interest rate or municipal bond index futures contract moves inversely in relation to changes in interest rates, a put option on such a contract becomes more valuable as interest rates rise. By purchasing put options on futures contracts at a time when the Adviser expects interest rates to rise, the Fund will seek to realize a profit to offset the loss in value of its portfolio securities.

Purchase of Call Options on Futures Contracts. The Fund may purchase call options on futures contracts if the Adviser anticipates a decline in interest rates. The purchase of a call option on an interest rate or index futures contract represents a means of obtaining temporary exposure to market appreciation at limited risk. Because the value of an interest rate or index futures contract moves inversely in relation to changes to interest rates, a call option on such a contract becomes more valuable as interest rates decline. The Fund will purchase a call option on a futures contract to hedge against a decline in interest rates in a market advance when the Fund is holding cash. The Fund can take advantage of the anticipated rise in the value of long-term securities without actually buying them until the market is stabilized. At that time, the options can be liquidated and the Fund’s cash can be used to buy long-term securities.

The Fund expects that new types of futures contracts, options thereon, and put and call options on securities and indexes may be developed in the future. As new types of instruments are developed and offered to investors, the Adviser will be permitted to invest in them provided that the Adviser believes their quality is equivalent to the Fund’s quality standards.

Swap Agreements. Swap agreements are two party contracts entered into primarily by institutional investors in which two parties agree to exchange the returns (or differential rates of return) earned or realized on particular predetermined investments or instruments.

The Fund may enter into swap agreements for purposes of attempting to obtain a particular investment return at a lower cost to the Fund than if the Fund had invested directly in an instrument that provided that desired return. The Fund bears the risk of default by its swap counterpart and may not be able to terminate its obligations under the agreement when it is most advantageous to do so. In addition, certain tax aspects of swap agreements are not entirely clear and their use, therefore, may be limited by the requirements relating to the qualification of the Fund as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”).

Tobacco Settlement Asset-Backed Bonds

The Fund may invest in tobacco settlement asset backed bonds. The master settlement agreement of 1998 between the four major tobacco companies and 46 U.S. States, the District of Columbia, and several U.S. territories provides that the tobacco companies will pay more than $200 billion to the governmental entities over 25 years. Several governmental entities have securitized the future flow of these payments by selling bonds pursuant to indentures through distinct entities created by the governmental entity for such purpose. The bonds are backed by the future revenue flow that is used for principal and interest payments on the bonds. Payment on the Bonds, and thus risk to the Funds, is dependent on the receipt of future settlement payments to the governmental entities. The actual amount of future settlement payments is dependent on many factors, including but not limited to, cigarette consumption and the financial capability of participating tobacco companies.

Closed-End Investment Companies

The Fund may invest up to 10% of its assets in shares of closed-end investment companies that invest in Fund-eligible investments. Shares of certain closed-end investment companies may at times be acquired only at market prices representing premiums to their net asset values. Shares acquired at a premium to their net asset value may be more likely to subsequently decline in price, resulting in a loss to the Fund and its shareholders. If the Fund acquires shares of closed-end investment companies, Fund shareholders would bear both their proportionate share of the expenses of the Fund (including management fees) and, indirectly, the expenses of such closed-end investment companies.

Tax Increment Supported Debt

The Fund may invest in tax increment supported debt securities. Tax increment financing uses increased tax revenues from the economic growth and improvement of an area to finance the current improvements that will generate the increased tax revenues. The tax revenues dedicated to finance the debt may consist of increased property or sales taxes. The amount of increased taxes generated is tied to the performance of the tax increment area.

Zero Coupon Securities

The Fund is permitted to invest in zero coupon securities. Such securities are debt obligations that do not entitle the holder to periodic interest payments prior to maturity and are issued and traded at a discount from their face amounts. The discount varies depending on the time remaining until maturity, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer. The discount, in the absence of financial difficulties of the issuer, decreases as the final maturity of the security approaches and this accretion (adjusted for amortization) is recognized as interest income. The market prices of zero coupon securities are more volatile than the market prices of securities of comparable quality and similar maturity that pay interest periodically and may respond to a greater degree to fluctuations in interest rates than do such non-zero coupon securities.

When-Issued and Forward Commitment Securities

The Fund may purchase securities on a “when-issued” basis and may purchase or sell securities on a “forward commitment” basis. When such transactions are negotiated, the price is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date, which can be a month or more after the date of the transaction. The Fund will not accrue income in respect of a security purchased on a forward commitment basis prior to its stated delivery date. At the time the Fund makes the commitment to purchase securities on a when-issued or forward commitment basis, it will record the transaction and thereafter reflect the value of such securities in determining its net asset value. At the time the Fund enters into a transaction on a when-issued or forward commitment basis, a segregated account consisting of cash and liquid high grade debt obligations equal to the value of the when-issued or forward commitment securities will be established and maintained with the custodian and will be marked to the market daily. On the delivery date, the Fund will meet its obligations from securities that are then maturing or sales of the securities held in the segregated asset account and/or from then available cash flow. If the Fund disposes of the right to acquire a when-issued security prior to its acquisition or disposes of its right to deliver or receive against a forward commitment, it can incur a gain or loss due to market fluctuation.

There is always a risk that the securities may not be delivered and that the Fund may incur a loss or will have lost the opportunity to invest the amount set aside for such transaction in the segregated asset account. Settlements in the ordinary course of business, which may take substantially more than five business days for non-U.S. securities, are not treated by the Fund as when-issued or forward commitment transactions and, accordingly, are not subject to the foregoing limitations even though some of the risks described above may be present in such transactions.

Repurchase Agreements

The Fund is permitted to invest in repurchase agreements. A repurchase agreement is a contract by which the Fund acquires the security (“collateral”) subject to the obligation of the seller to repurchase the security at a fixed price and date (within seven days). A repurchase agreement may be construed as a loan pursuant to the 1940 Act. The Fund may enter into repurchase agreements with respect to any securities which it may acquire consistent with its investment policies and restrictions. The Fund’s custodian will hold the securities underlying any repurchase agreement in a segregated account. In investing in repurchase agreements, the Fund’s risk is limited to the ability of the seller to pay the agreed-upon price at the maturity of the repurchase agreement. In the opinion of the Adviser, such risk is not material, since in the event of default, barring extraordinary circumstances, the Fund would be entitled to sell the underlying securities or otherwise receive adequate protection under federal bankruptcy laws for its interest in such securities. However, to the extent that proceeds from any sale upon a default are less than the repurchase price, the Fund could suffer a loss. In addition, the Fund may incur certain delays in obtaining direct ownership of the collateral. The Adviser will continually monitor the value of the underlying securities to ensure that their value always equals or exceeds the repurchase price. The Adviser will submit a list of recommended issuers of repurchase agreements and other short-term securities that it has reviewed for credit worthiness to the Fund’s Directors at least quarterly for their approval.

Illiquid Securities

The Fund may invest up to 15% of its net assets in all forms of “illiquid securities.” An investment is generally deemed to be “illiquid” if it cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the investment is valued by the Fund. Restricted securities are securities which were originally sold in private placements and which have not been registered under the Securities Act of 1933 (the “1933 Act”). Such securities generally have been considered illiquid by the staff of the Securities and Exchange Commission (the “SEC”), since such securities may be resold only subject to statutory restrictions and delays or if registered under the 1933 Act. However, the SEC has acknowledged that a market exists for certain restricted securities (for example, securities qualifying for resale to certain “qualified institutional buyers” pursuant to Rule 144A under the 1933 Act). Additionally, a similar market exists for commercial paper issued pursuant to the private placement exemption of Section 4(2) of the 1933 Act. The Fund may invest without limitation in these forms of restricted securities if such securities are determined by the Adviser to be liquid in accordance with standards established by the Fund’s Directors. Under these standards, the Adviser must consider (a) the frequency of trades and quotes for the security, (b) the number of dealers willing to purchase or sell the security and the number of other potential purchasers, (c) dealer undertakings to make a market in the security, and (d) the nature of the security and the nature of the marketplace trades (for example, the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer).

At the present time, it is not possible to predict with accuracy how the markets for certain restricted securities will develop. Investing in restricted securities could have the effect of increasing the level of the Fund’s illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities.

Variable and Floating Rate Notes

The Fund may purchase floating and variable rate notes. The interest rate is adjusted either at predesignated periodic intervals (variable rate) or when there is a change in the index rate on which the interest rate on the obligation is based (floating rate). These notes normally have a demand feature which permits the holder to demand payment of principal plus accrued interest upon a specified number of days’ notice. The issuer of floating and variable rate demand notes normally has a corresponding right, after a given period, to prepay at its discretion the outstanding principal amount of the note plus accrued interest upon a specified number of days’ notice to the noteholders.

Sit Money Market Fund

The Fund may invest in shares of money market funds advised by the Adviser, which includes the Sit Money Market Fund. Such investment may be made in lieu of direct investments in short term money market instruments if the Adviser believes that it is in the best interest of the Fund.

Risks of Investing in High Yield Securities

The Fund may invest up to 60% of its assets in securities rated below investment-grade. Securities rated below investment-grade are referred to as high yield securities or “junk bonds.” Junk bonds are regarded as being predominantly speculative as to the issuer’s ability to make payments of principal and interest. Investment in such securities involves substantial risk. Issuers of junk bonds may be highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risks associated with acquiring the securities of such issuers generally are greater than is the case with higher rated securities. For example, during an economic downturn or a sustained period of rising interest rates, issuers of junk bonds may be more likely to experience financial stress, especially if such issuers are highly leveraged. During such periods, such issuers may not have sufficient cash flows to meet their interest payment obligations. The issuer’s ability to service its debt obligations also may be adversely affected by specific issuer developments, or the issuer’s inability to meet specific projected business forecasts, or the unavailability of additional financing. The risk of loss due to default by the issuer is significantly greater for the holders of junk bonds because such securities may be unsecured and may be subordinated to the creditors of the issuer. While most of the junk bonds in which the Fund may invest do not include securities which, at the time of investment, are in default or the issuers of which are in bankruptcy, there can be no assurance that such events will not occur after the Fund purchases a particular security, in which case the Fund may experience losses and incur costs. Junk bonds frequently have call or redemption features that would permit an issuer to repurchase the security from the Fund. If a call were exercised by the issuer during a period of declining interest rates, the Fund likely would have to replace such called security with a lower yielding security, thus decreasing the net investment income to the Fund and dividends to shareholders.

Junk bonds tend to be more volatile than higher-rated fixed income securities, so that adverse economic events may have a greater impact on the prices of junk bonds than on higher-rated fixed income securities. Factors adversely affecting the market value of such securities are likely to affect adversely the Fund’s net asset value. Like higher-rated fixed income securities, junk bonds generally are purchased and sold through dealers who make a market in such securities for their own accounts. However, there are fewer dealers in the junk bond market, which may be less liquid than the market for higher-rated fixed income securities, even under normal economic conditions. Also there may be significant disparities in the prices quoted for junk bonds by various dealers. Adverse economic conditions and investor perceptions thereof (whether or not based on economic fundamentals) may impair the liquidity of this market and may cause the prices the Fund receives for its junk bonds to be reduced. In addition, the Fund may experience difficulty in liquidating a portion of its portfolio when necessary to meet the Fund’s liquidity needs or in response to a specific economic event such as a deterioration in the creditworthiness of the issuer. Under such conditions, judgment may play a greater role in valuing certain of the Fund’s portfolio securities than in the case of securities trading in a more liquid market. In addition, the Fund may incur additional expenses to the extent that it is required to seek recovery upon a default on a portfolio holding or to participate in the restructuring of the obligation.

Diversification

As a fundamental policy, the Fund intends to operate as a “diversified” management investment company, as defined in the Investment Company Act of 1940, as amended. A “diversified” investment company means a company which meets the following requirements: At least 75% of the value of the company’s total assets is represented by cash and cash items (including receivables), “Government Securities”, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater in value than 5% of the value of the total assets of such management company and to not more than 10% of the outstanding voting securities of such issuer. “Government Securities” means securities issued or guaranteed as to principal or interest by the United States, or by a person controlled or supervised by and acting as an instrumentality of the Government of the United States pursuant to authority granted by the Congress of the United States; or certificates of deposit for any of the foregoing. Additionally, the Fund has adopted certain restrictions that are more restrictive than the policies set forth in this paragraph.

For purposes of such diversification, the identification of the issuer of tax-exempt securities depends on the terms and conditions of the security. If a State or a political subdivision thereof pledges its full faith and credit to payment of a security, the State or the political subdivision, respectively, is deemed the sole issuer of the security. If the assets and revenues of an agency, authority or instrumentality of a State or a political subdivision thereof are separate from those of the State or political subdivision and the security is backed only by the assets and revenues of the agency, authority or instrumentality, such agency, authority or instrumentality is deemed to be the sole issuer. Moreover, if the security is backed only by revenues of an enterprise or specific projects of the state, a political subdivision or agency, authority or instrumentality, such as utility revenue bonds, and the full faith and credit of the governmental unit is not pledged to the payment thereof, such enterprise or specific project is deemed the sole issuer. If, however, in any of the above cases, a state, political subdivision or some other entity guarantees a security and the value of all securities issued or guaranteed by the guarantor and owned by the Fund exceeds 10% of the value of the Fund’s total assets, the guarantee is considered a separate security and is treated as an issue of the guarantor.

Concentration Policy

As a fundamental investment policy, the Fund will not invest more than 25% of its assets in a single industry. As a non-fundamental investment policy, the Fund may invest without limitation in housing authority obligations, health care facility obligations or securities issued by governments or political subdivisions of governments.

Securities Lending

The Fund may lend portfolio securities to brokers, dealers and other financial institutions needing to borrow securities to complete certain transactions. Such loans may not exceed 33-1/3% of the value of the Fund’s total assets. The lending of portfolio securities may increase the average annual return to shareholders. Lending of portfolio securities also involves certain risks to the Fund. As with other extensions of credit, there are risks of delay in recovery of loaned securities, or even loss of rights in collateral pledged by the borrower, should the borrower fail financially. However, the Fund will only enter into loan agreements with broker-dealers, banks, and other institutions that the Adviser has determined are creditworthy. The Fund may also experience a loss if, upon the failure of a borrower to return loaned securities, the collateral is not sufficient in value or liquidity to cover the value of such loaned securities (including accrued interest thereon). However, the borrower will be required to pledge collateral that the custodian for the Fund’s portfolio securities will take into possession before any securities are loaned. Additionally, the borrower may pledge only cash, securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities, certificates of deposit or other high-grade, short-term obligations or interest-bearing cash equivalents as collateral. There will be a daily procedure to ensure that the pledged collateral is equal in value to at least 100% of the value of the securities loaned. Under such procedure, the value of the collateral pledged by the borrower as of any particular business day will be determined on the next succeeding business day. If such value is less than 100% of the value of the securities loaned, the borrower will be required to pledge additional collateral. The risks of borrower default (and the resultant risk of loss to the Fund) also are reduced by lending only securities for which a ready market exists. This will reduce the risk that the borrower will not be able to return such securities due to its inability to cover its obligation by purchasing such securities on the open market.

To the extent that collateral is comprised of cash, the Fund will be able to invest such collateral only in securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities and in certificates of deposit or other high-grade, short-term obligations or interest-bearing cash equivalents. If the Fund invests cash collateral in such securities, the Fund could experience a loss if the value of such securities declines below the value of the cash collateral pledged to secure the loaned securities. The amount of such loss would be the difference between the value of the collateral pledged by the borrower and the value of the securities in which the pledged collateral was invested.

Although there can be no assurance that the risks described above will not adversely affect the Fund, the Adviser believes that the potential benefits that may accrue to the Fund as a consequence of securities lending will outweigh any such increase in risk.

Duration

Duration is a measure of the expected life of a fixed income security on a present value basis. Duration incorporates a bond’s yield, coupon interest payments, final principal at maturity and call features into one measure. It measures the expected price sensitivity of a fixed income security (or portfolio) for a given change in interest rates. For example, if interest rates rise by one percent, the market value of a security (or portfolio) having a duration of two years generally will fall by approximately two percent. The Adviser uses several methods to compute various duration estimates appropriate for particular securities held in portfolios.

Duration incorporates payments prior to maturity and therefore it is considered a more precise measure of interest rate risk than “term to maturity.” “Term to maturity” measures only the time until a debt security provides its final payment, and does not account for pre-maturity payments. Most debt securities provide coupon interest payments in addition to a final (“par”) payment at maturity, and some securities have call provisions which allow the issuer to repay the instrument in part or in full before the maturity date. Each of these may affect the security’s price sensitivity to interest rate changes.

For bonds that are not subject to calls prior to their maturity, duration is an effective measure of price sensitivity to changing interest rates. However, it does not properly reflect certain types of interest rate risk as bonds may be subject to optional or special mandatory redemption provisions that affect the timing of principal repayment and thus, the duration of the debt security. These provisions include refunding calls, sinking fund calls and prepayment calls. For example, while the stated final maturity of mortgage “pass-through” securities is generally 30 years, expected prepayment rates are more important in determining duration. Municipal bonds may also be subject to special redemption from unexpended proceeds, excess revenues, sale proceeds or other sources of funds, and municipal bonds may be advance refunded. Floating and variable rate debt securities may have final maturities of ten or more years, yet their interest rate risk corresponds to the frequency and benchmark index of the coupon reset. In such situations, the Adviser uses more sophisticated analytical techniques that incorporate these additional variables to arrive at a modified, effective, implied or average life duration to reflect interest rate risk. These techniques may involve the portfolio manager’s expectations of future economic conditions, and these assumptions may vary from actual future conditions. The various methods used to compute appropriate duration estimates for certain bond issues, particularly those that are traded infrequently and that have a low amount of outstanding debt such as municipal bonds, may require greater reliance on the use of such assumptions by the Adviser. Therefore, for those issues, the effective or implied duration may be a less accurate estimate of interest rate risk than it is for other types of bond issues.

Portfolio Turnover

Generally, the Fund will not trade in securities for short-term profits, but if circumstances warrant, securities may be sold without regard to length of time held. Debt securities may be sold in anticipation of a market decline (a rise in interest rates) or purchased in anticipation of a market rise (a decline in interest rates) and later sold.

Increased turnover results in increased brokerage costs and may result in higher transaction costs for the Fund and may affect the taxes shareholders pay. If a security that has been held for less than the holding period set by law is sold, any resulting gains will be taxed in the same manner as ordinary income as opposed to long-term capital gain. The Fund’s turnover rate may vary from year to year. For additional information, refer to the “Brokerage” and “Taxes” sections below. The portfolio turnover rates for the Fund will be contained in the Financial Highlights tables in the prospectus.

RATINGS OF DEBT SECURITIES

Investment grade debt securities are rated AAA, AA, A or BBB by Standard & Poor’s Rating Services (“S&P”), and Fitch Ratings (“Fitch”); or Aaa, Aa, A or Baa by Moody’s Investors Services (“Moody’s”). Investment grade municipal notes are rated MIG 1, MIG 2, MIG 3 or MIG 4 (VMIG 1, VMIG 2, VMIG 3 or VMIG 4 for notes with a demand feature) by Moody’s or SP-1 or SP-2 by S&P. Securities rated Baa, MIG 4, VMIG 4 or BBB are medium grade, involve some speculative elements and are the lowest investment grade available. Changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade bonds. These securities generally have less certain protection of principal and interest payments than higher rated securities. Securities rated Ba or BB are judged to have some speculative elements with regard to capacity to pay interest and repay principal. Securities rated B by Moody’s are considered to generally lack characteristics of a desirable investment and the assurance of interest and principal payments over any long period of time may be small. S&P considers securities rated B to have greater vulnerability to default than other speculative grade securities. Adverse economic conditions will likely impair capacity or willingness to pay interest and principal. Debt securities rated below investment grade are commonly known as junk bonds. See Appendix A and B for further information about ratings.

The commercial paper purchased by the Fund will consist only of obligations which, at the time of purchase, are (a) rated at least Prime-1 by Moody’s, A-1 by S&P, or F-1 by Fitch, or (b) if not rated, issued by companies having an outstanding unsecured debt issue which at the time of purchase is rated Aa or higher by Moody’s or AA or higher by S&P or Fitch.

Subsequent to their purchase, particular securities or other investments may cease to be rated or their ratings may be reduced below the minimum rating required for purchase by the Fund. Neither event will require the elimination of an investment from the Fund’s portfolio, but the Adviser will consider such an event in its determination of whether the Fund should continue to hold the security.

ADDITIONAL INFORMATION ABOUT PURCHASING AND SELLING SHARES

Transactions Through Financial Intermediaries

If you are investing indirectly in the Fund through a financial intermediary such as a broker-dealer, an investment advisor, a trust company, a bank, an insurance company separate account, or a sponsor of a fee based program that maintains a master account (an omnibus account) with the Fund for trading on behalf of its customers, different guidelines, conditions and restrictions may apply than if you held your shares of the Fund directly and which are outlined in the prospectus. These differences may include, but are not limited to: different eligibility standards to purchase and sell shares, different minimum and subsequent purchase amounts, different exchange and/or transfer limit guidelines and restrictions, and different trading restrictions designed to discourage excessive or short-term trading. The financial intermediary through whom you are investing may also choose to impose a redemption fee.

If the financial intermediary is managing your account, you may also be charged a transaction or other fee by such financial intermediary, including service fees for handling redemption transactions. Consult with your financial intermediary to determine what fees, guidelines, conditions and restrictions may be applicable to you.

Class U shares are available for purchase only through a financial intermediary that will maintain an omnibus account with the Fund for trading on behalf of its customers. The Fund will pay the financial intermediary a servicing fee equal to an annual rate of 0.15% of the average daily net assets of the Fund as set forth in the “Fees and Expenses” section of the prospectus. The servicing fee is paid as compensation for certain administrative and shareholder service expenses, including record keeping and sub-accounting shareholder accounts.

Suspension of Selling Ability

The Fund may suspend selling privileges or postpone the date of payment:

•	During any period that the NYSE is closed other than customary weekend or holiday closings, or when trading is restricted, as determined by the Securities and Exchange Commission (“SEC”);
•

During any period when an emergency exists, as determined by the SEC, as a result of which it is not reasonably practical for the Fund to dispose of securities owned by it or to fairly determine the value of its assets;

•	For such other periods as the SEC may permit.

Telephone Transactions

Once you place a telephone transaction request to Sit Mutual Funds, it cannot be canceled or modified. The Fund uses reasonable procedures to confirm that telephone instructions are genuine, including requiring that payments be made only to the shareholder’s address of record or the bank account designated on the application and requiring certain means of telephone identification. If the Fund fails to employ such procedures, it may be liable for any losses suffered by Fund shareholders as a result of unauthorized or fraudulent instructions. During times of chaotic economic or market circumstances, a shareholder may have difficulty reaching the Fund by telephone. Consequently, a redemption or exchange by telephone may be difficult to implement at those times.

Redemption-In-Kind

If the Adviser determines that existing conditions make cash payments undesirable, redemption payments may be made in whole or in part in securities or other financial assets, valued for this purpose as they are valued in computing the NAV for the Fund’s shares, consistent with Rule 18(f)(1) of the Investment Company Act of 1940. Shareholders receiving securities or other financial assets on redemption may realize a gain or loss for tax purposes and will incur any costs of sale, as well as the associated inconveniences.

COMPUTATION OF NET ASSET VALUE

Net asset value is determined as of the close of the New York Stock Exchange on each day that the exchange is open for business. The customary national business holidays observed by the New York Stock Exchange and on which the Fund is closed are: New Year’s Day, Martin Luther King Jr. Day, President’s Day, Good Friday, Memorial Day, July Fourth, Labor Day, Thanksgiving Day and Christmas Day. The net asset value per share will not be determined on these national holidays. The net asset value is calculated by dividing the total value of the Fund’s investments and other assets (including accrued income), less any liabilities, by the number of shares outstanding. The net asset value per share of the Fund will fluctuate.

Debt securities are valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. Such a pricing service may utilize matrix pricing and valuation models to derive vaules for normal institutional-size trading units of debt securities without regard to sale or bid prices. When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities may be valued at fair value using methods selected in good faith by the Board of Directors. Short-term investments in debt securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation.

Securities which are traded on an exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price of the day. Lacking a last sale price, a security is generally valued at its last bid price. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, or when restricted securities are being valued, such securities are valued at fair value using methods selected in good faith by the Board of Directors.

The net asset value and public offering price per share for the Fund will be calculated as follows:

(net assets/shares outstanding) = net asset value (NAV) per share = public offering price per share.

MANAGEMENT

The Sit Mutual Funds are a family of 14 no-load mutual funds (the “Funds”). This is the Statement of Additional Information for the Sit High Income Municipal Bond Fund. The other five bond funds and eight equity funds in the Sit Mutual Fund family of funds are described in separate Statements of Additional Information.

Sit Mutual Funds II, Inc. is the corporate issuer of the High Income Municipal Bond Fund and has corporate officers and a Board of Directors. The Board of Directors is responsible for the management of the Fund and the establishment of the Fund’s policies. The officers of the Fund manage the day-to-day operation of the Fund.

The Board of Directors has established an Audit Committee. The Audit Committee is composed entirely of directors who are not interested persons of the Fund (except in their capacities as directors) as defined in section 2(a)(19) of the Investment Company Act of 1940. A member of an Audit Committee may not accept any consulting, advisory, or other compensatory fee from the Fund other than in his or her capacity as a member of the Audit Committee, the Board of Directors, or any other Board committee. The function of the Audit Committee is oversight. The primary responsibilities of the Audit Committee are to oversee the Fund’s accounting and financial reporting policies and practices; its internal controls over financial reporting, and the internal controls of the Fund’s accounting, transfer agency and custody service providers; to oversee the Fund’s financial reporting and the independent audit of the Fund’s financial statements; and to oversee, or, as appropriate, assist the full Board’s oversight of, the Fund’s compliance with legal and regulatory requirements that relate to the Fund’s accounting and financial reporting, internal control over financial reporting and independent audits; to act as a liaison between the Fund’s independent auditors and the full Boards of Directors. The members of the Audit Committee include Melvin C. Bahle, John P. Fagan, Sidney L. Jones, Bruce C. Lueck and Donald W. Phillips.

Directors and Officers

Information pertaining to the directors and officers of the Fund is set forth below. Except as noted, the business address of each officer and director is the same as that of the Adviser - 3300 IDS Center, Minneapolis, Minnesota.

Name, Address and Age	Position Held with the Fund	Term of Office(1) and Length of Time Served	Principal Occupations During Past Five Years	# of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director(4)
Interested Directors:
Eugene C. Sit (2) Age: 68	Director/ Trustee and Chairman	Director since the Fund’s inception.	Chairman, CEO and CIO of Sit Investment Associates, Inc. (the “Adviser”) and Sit/Kim International Investment Associates, Inc. (“Sit/Kim”); Director of SIA Securities Corp. (the “Distributor”), and Chairman and CEO of Sit Investment Fixed Income Advisors, Inc. (“SF”).	14	Corning Incorporated; Smurfit – Stone Container Corporation

Name, Address and Age	Position Held with the Fund	Term of Office(1) and Length of Time Served	Principal Occupations During Past Five Years	# of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director(4)
Interested Directors (continued):
William E. Frenzel (2) Age: 78	Director/ Trustee	Director since 1991 or the Fund’s inception if later.	Guest Scholar at The Brookings Institution and member of several government policy committees, foundations and organizations; Director of the Adviser, Sit/Kim and SF.	14	None.
Independent Directors:
Melvin C. Bahle Age: 87	Director/ Trustee	Director since 2005; Director Emeritus 1995 to 2005, and Director from the Fund’s pre 1994 inception to 1995	Director and/or officer of several foundations and charitable organizations.	14	None.
John P. Fagan Age: 76	Director/ Trustee	Director since February 19, 2006.	Honorary member on Board of St. Joseph’s College in Rensselaer, Indiana	14	None.
Sidney L. Jones Age: 73	Director/ Trustee	Director since 1993 or the Fund’s inception if later, Director from 1988 to 1989.	Lecturer, Washington Campus Consortium of 17 Universities; Senior Advisor to Lawrence and Company (investment management), Toronto, Canada.	14	None.
Bruce C. Lueck Age: 65	Director/ Trustee	Director since 2004 or the Fund’s inception, if later.	Consultant for Zephyr Management, L.P. (investment management) and committee member of several investment funds and foundations. President & Chief Investment Officer, Okabena Investment Services, Inc. from 1985 to 2003; Board Member, Okabena Company from 1985 to 2003.	14	None.
Donald W. Phillips Age: 58	Director/ Trustee	Director of the International Fund since 1993, and since 1990 or the Fund’s inception if later for all other Funds.	Chairman and CEO of WP Global Partners Inc., 7/05 to present; CEO and CIO of WestLB Asset Management (USA) LLC, 4/00 to 4/05.	14	None.

Name, Address and Age	Position Held with the Fund	Term of Office(1) and Length of Time Served	Principal Occupations During Past Five Years	# of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director(4)
Officers:
Peter L. Mitchelson Age: 65	Vice Chairman	Re-Elected by the Boards annually; Officer since inception.	Director and Vice Chairman of the Adviser; Director and Executive Vice President of Sit/Kim; Director of the Distributor; and Vice Chairman of SF. Director of the Sit Funds through 4/30/02.	N/A	N/A
Roger J. Sit (3) Age: 44	Executive Vice President	Re-Elected by the Boards annually; Officer since 1998.	President of the Adviser; Director, President, COO, and Deputy CIO of Sit/Kim.	N/A	N/A
Michael C. Brilley Age: 61	Senior Vice President	Re-Elected by the Boards annually; Officer since 1985.	Senior Vice President and Senior Fixed Income Officer of the Adviser; Director and President and Chief Fixed Income Officer of SF.	N/A	N/A
Debra A. Sit (3) Age: 46	Vice President - Investments	Re-Elected by the Boards annually; Officer since 1994.	Vice President – Bond Investments of the Adviser; Assistant Treasurer and Assistant Secretary of Sit/Kim and SF; and Senior Vice President – Investments of SF.	N/A	N/A
Paul J. Junquist Age: 45	Vice President – Investments. of Tax-Free , MN Tax-Free, & FL Tax-Free Funds only.	Re-Elected by the Boards annually; Officer since 1996.	Vice President and Fixed Income Portfolio Manager of SF.	N/A	N/A
Paul E. Rasmussen Age: 45	Vice President and Treasurer	Re-Elected by the Boards annually; Officer since 1994.	Vice President, Secretary, Controller and Chief Compliance Officer of the Adviser; Vice President, Secretary, and Chief Compliance Officer of Sit/Kim and SF; President of the Distributor.	N/A	N/A
Michael J. Radmer Suite 1500, 50 South Sixth St. Minneapolis, MN 55402 Age: 61	Secretary	Re-Elected by the Boards annually; Officer since 1984.	Partner of the Funds’ general counsel, Dorsey & Whitney, LLP	N/A	N/A
Carla J. Rose Age: 40	Vice President, Assistant Secretary & Assistant Treasurer	Re-Elected by the Boards annually; Officer since 2000.	Vice President, Administration & Deputy Controller of the Adviser; Vice President, Administration and Controller of Sit/Kim; Controller and Treasurer of SF.	N/A	N/A
Kelly K. Boston Age: 38	Assistant Secretary & Assistant Treasurer	Re-Elected by the Boards annually; Officer since 2000.	Staff Attorney of the Adviser.	N/A	N/A
1)

Each Director serves until their resignation, removal or the next meeting of the shareholders at which election of directors/trustees is an agenda item and until his successor is duly elected and shall qualify.

2)

Directors who are deemed to be “interested persons” of the Funds as that term is defined by the Investment Company Act of 1940. Mr. Sit is considered an “interested person” because he is an officer of Sit Investment Associates, Inc., the Fund’s investment adviser. Mr. Frenzel is deemed to be an interested person because he is an advisory director and shareholder of the Fund’s investment adviser.

3)	Mr. Roger Sit is the son of Eugene C. Sit. Ms. Debra Sit is the daughter of Eugene C. Sit.
4)	Includes only directorships of companies required to report under the Securities Exchange Act of 1934 (i.e. public companies) or other investment companies registered under the 1940 Act.

Portfolio Managers

The Fund’s investment decisions are made by a team of portfolio mangers and analysts who are jointly responsible for the day-to-day management of the Fund. The Fund’s portfolio management team is led by Michael C. Brilley, Senior Vice President of the Adviser; Debra A. Sit, Vice President of the Adviser; and Paul J. Jungquist, Vice President – Investments of the Sit Tax-Free Income Fund, Sit Minnesota Tax-Free Income Fund, Sit Florida Tax-Free Income Fund and Sit High Income Municipal Bond Fund.

Other Accounts Managed by Portfolio Management Team, as of March 31, 2006.

Type of account	Total number of accounts	Total assets	Number of accounts included in total with performance based advisory fee	Assets of accounts included in total with performance based advisory fee
Michael C. Brilley
Registered investment companies	6	$1,172,453,274	None	0
Other pooled investment vehicles	6	$49,810,347	3	$30,044,488
Other accounts	126	$3,140,391,590	3	$114,875,339
Total	138	$4,362,655,211	6	$144,919,827

Debra A. Sit
Registered investment companies	3	$623,123,837	None	0
Other pooled investment vehicles	2	$9,506,779	None	0
Other accounts	22	$186,673,835	None	0
Total	27	$819,304,451	None	0

Paul J. Jungquist
Registered investment companies	4	$890,009,518	None	0
Other pooled investment vehicles	3	$18,862,915	1	$9,356,136
Other accounts	29	$672,890,002	None	0
Total	36	$1,581,762,435	1	$9,356,136

Andrew T. Clark
Registered investment companies	0	0	None	0
Other pooled investment vehicles	0	0	0	0
Other accounts	0	0	None	0
Total	0	0	0	0

The Adviser and its affiliates provide investment management and other services to clients who may or may not have investment policies, objectives and investments similar to those of the Fund. Sit may give advice and take actions on behalf of such clients which differ from advice given or actions taken in respect to the Fund. The Adviser and its affiliates do not manage accounts that have investment strategies that materially conflict with the investment strategy of the Fund.

Compensation of Investment Professionals

The Fund does not pay any salary, bonus, deferred compensation, pension or retirement plan on behalf of the portfolio managers or any other employees of the Adviser. The portfolio managers of the Fund receive compensation from the Adviser. The compensation of the portfolio managers and analysts is comprised of a fixed base salary, an annual bonus, and periodic deferred compensation bonuses which may include phantom stock plans. Portfolio managers and analysts also participate in the profit sharing 401(k) plan of the Adviser. Competitive pay in the marketplace is considered in determining total compensation. The bonus awards are based on the attainment of personal and company goals which are comprised of a number of subjective and objective factors, including: the annual composite investment performance (pre-tax) of the Adviser’s accounts (which may include one or more of the Sit Mutual Funds) relative to the investment accounts’ benchmark index (including the primary benchmark of a Fund included in the composite, if any); the Adviser’s growth in assets under management from new assets (which may include assets of a Fund); profitability of the Adviser; and the quality of investment research efforts. Contributions made to the Adviser’s profit sharing 401(k) plan are subject to the limitations of the Internal Revenue Code and Regulations.

Fund Shares Owned by Portfolio Management Team

Since the Fund’s inception was December 31, 2006, the dollar range of ownership in the Fund by each member of the portfolio management team as of the most recent fiscal year end is not available.

Fund Shares and Other Interests Owned by Directors

There were no shares of the Fund outstanding as of December 31, 2006, and therefore the dollar range of ownership in the Fund by each member of its Board of Directors as of the most recent calendar year end is not presented. The Directors’ aggregate dollar range of ownership of funds in the Sit Mutual Fund family of funds as of December 31, 2005 is indicated in the table below.

Name of Director	High Income Municipal Bond Fund	Aggregate Dollar Range of Equity Securities in the 14 Sit Mutual Funds (2)
Eugene C. Sit (1)	n/a	Over $100,000
William E. Frenzel (1)	n/a	Over $100,000
Sidney L. Jones	n/a	Over $100,000
Bruce C. Lueck	n/a	Over $100,000
Donald W. Phillips	n/a	Over $100,000
1)	Directors who are deemed to be “interested persons” of the Fund as that term is defined by the Investment Company Act of 1940.
2)

The Sit Mutual Funds consist of 14 no-load mutual funds; the High Income Municipal Bond Fund described in this Statement of Additional Information, eight stock funds and five other bond funds described in separate Prospectuses and Statements of Additional Information.

The table below indicates the amount of securities owned beneficially, or of record, by each independent Director, and their immediate family members, in (i) an investment adviser or principal underwriter of the Fund and (ii) a person (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with an investment advisor or principal underwriter of the Fund. Information provided is as of December 31, 2005.

Name of Director	Name of Owners and Relationships to Director	Company	Title of Class	Value of Securities	Percent of Class
Melvin C. Bahle	---	---	---	---	---
Sidney L. Jones	---	---	---	---	---
Bruce C. Lueck	Bruce C. Lueck	Sit Capital Fund, L.P. (1)	L.P.(2)	$198,876	0.4%
Donald W. Phillips	Phillips Financial, L.P.	Sit Capital Fund II, L.P. (1)	L.P.(2)	$1,007,048	4.1%
1)	Sit Investment Associates, Inc. is the general partner and a limited partner.
2)	Limited partnership interest.

Compensation of Directors

The Fund’s inception was December 31, 2006. Prior to the Fund’s inception, through July 1, 2006, the Sit Funds as a group paid each Director, who is not also an officer, an annual total fee of $25,000, $2,500 for each meeting attended, and provided reimbursement for travel and other expenses. Each Director that is a member of the Sit Funds’ Audit Committee was paid $1,000 for each Audit Committee meeting attended. As of July 1, 2006, the Sit Funds as a group pays each Director an annual fee of $30,000, $2,500 per meeting fee, and $1,000 per Audit Committee meeting fee. The Audit Committee Chairman is paid a $2,500 chairman fee, and the Lead Independent Director is paid a $2,500 lead director fee. Audit Committee meetings are held at least twice a year. Mr. Jones serves as the Lead Independent Director and Chair of the Audit Committee and Mr. Bahle, Mr. Fagan, Mr. Lueck and Mr. Phillips are Audit Committee members. The following table sets forth the aggregate compensation received by each Director from each Fund and from all thirteen of the Sit Mutual Funds for the fiscal year ended March 31, 2006. Directors who are officers of the Adviser or any of its affiliates did not receive any such compensation and are not included in the table.

Name of Director	Aggregate Compensation From Each Fund	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From Fund Complex
Melvin C. Bahle	$3,038	None	None	$39,500
John P. Fagan	$481	None	None	$6,250
Sidney L. Jones	$3,038	None	None	$39,500
Bruce C. Lueck	$3,038	None	None	$39,500
Donald W. Phillips	$2,846	None	None	$37,000
William E. Frenzel	$2,885	None	None	$37,500

Code of Ethics

The Fund and its investment adviser and principal underwriter have adopted a code of ethics under rule 17j-1 of the Investment Company Act which permits personnel subject to the code to invest in securities, including securities that may be purchased or held by the Fund.

INVESTMENT ADVISER

The Adviser has served as the investment adviser for the Fund since the inception of the Fund.

Investment Management Agreement

The Fund’s Investment Management Agreement provides that the Adviser will manage the investment of the Fund’s assets, subject to the applicable provisions of the Fund’s articles of incorporation, bylaws and current registration statement (including, but not limited to, the investment objective, policies and restrictions delineated in the Fund’s current prospectus and Statement of Additional Information), as interpreted from time to time by the Fund’s Board of Directors. Under the Agreement, the Adviser has the sole and exclusive responsibility for the management of the Fund’s investment portfolio and for making and executing all investment decisions for the Fund. The Adviser is obligated under the Agreement to report to the Fund’s Board of Directors regularly at such times and in such detail as the Board may from time to time determine appropriate, in order to permit the Board to determine the adherence of the Adviser to the Fund’s investment policies. The Agreement also provides that the Adviser shall not be liable for any loss suffered by the Fund in connection with the matters to which the Agreement relates, except losses resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its obligations and duties or by reason of its reckless disregard of its obligations and duties under the Agreement.

The Agreement provides that the Adviser shall, at its own expense, furnish all office facilities, equipment and personnel necessary to discharge its responsibilities and duties under the Agreement and that the Adviser will arrange, if requested by the Fund, for officers or employees of the Adviser to serve without compensation from the Fund as Directors, officers or employees of the Fund if duly elected to such positions by the shareholders or Directors of the Fund.

The Agreement provides that the Fund will pay or cause to be paid all expenses of such Fund not assumed by the Adviser, including, without limitation: brokerage commissions, taxes, legal, auditing or governmental fees, custodian, transfer and shareholder service agent costs, expenses of issue, sale, redemption, and repurchase of shares, expenses of registering and qualifying shares for sale, expenses relating to director and shareholder meetings, the cost of preparing and distributing reports and notices to shareholders, the fees and other expenses incurred by the issuer on behalf of the Fund in connection with membership in investment company organizations, and the cost of printing copies of prospectuses and statements of additional information distributed to Fund’s shareholders.

Pursuant to the Agreement with the Fund, the Adviser receives a monthly fee from the Fund calculated at an annual rate or 0.60%, based on the average daily net assets of Fund during the year.

Effective with the inception of the Fund (December 31, 2006) through December 31, 2007, the Adviser will voluntarily waive fees and reimburse other fund expenses so that total operating expenses, after waiver, do not exceed 0.85% and 1.00% of average daily net assets, respectively, for Class I and Class U shares. In determining the Adviser’s obligation to waive fees and/or reimburse expenses, interest, taxes and extraordinary items as determined by the Independent Directors are not taken into consideration and could cause the Fund’s expenses to exceed the amounts reflected above. Fee waivers may be modified or discontinued at any time after December 31, 2007 with the approval of the Board of Directors without further notice to investors.

The Agreement provides that it will continue in effect from year to year only as long as such continuance is specifically approved at least annually by the Fund’s Board of Directors or shareholders and by a majority of the Board of Directors who are not “interested persons” (as defined in the 1940 Act) of the Adviser or the Fund. The Agreement is terminable upon 60 days’ written notice by the Adviser or the Fund and will terminate automatically in the event of its “assignment” (as defined in the 1940 Act).

Approval of Investment Management Agreement

At a meeting held on October 23, 2006, the Fund’s Board of Directors, including a majority who are not “interested persons” (as defined in the 1940 Act) of the Adviser or the Fund, approved for a one-year period the Fund’s Investment Management Agreement.

DISTRIBUTOR

Sit Mutual Funds II, Inc. (the “Company”) on behalf of the Fund has entered into an Underwriting and Distribution Agreement with SIA Securities Corp. (“Securities”), an affiliate of the Adviser, pursuant to which Securities acts as the Fund’s principal underwriter. Securities markets the Fund’s shares only to certain institutional investors and all other sales of the Fund’s shares are made by the Fund. The Adviser will pay all expenses of Securities in connection with such services and Securities is otherwise not entitled to any other compensation under the Underwriting and Distribution Agreement. The Fund will incur no additional fees in connection with the Underwriting and Distribution Agreement.

Pursuant to the Underwriting and Distribution Agreement, Securities has agreed to act as the principal underwriter for the Fund in the sale and distribution to the public of shares of the Fund, either through dealers or otherwise. Securities has agreed to offer such shares for sale at all times when such shares are available for sale and may lawfully be offered for sale and sold. The Underwriting and Distribution Agreement is renewable from year to year if the Fund’s Directors approve such agreement. The Fund or Securities can terminate the Underwriting and Distribution Agreement at any time without penalty on 60 days’ notice written notice to the other party. The Underwriting and Distribution Agreement terminates automatically upon its assignment. In the Underwriting and Distribution Agreement, Securities agrees to indemnify the Fund against all costs of litigation and other legal proceedings and against any liability incurred by or imposed on the Fund in any way arising out of or in connection with the sale or distribution of the Fund’s shares, except to the extent that such liability is the result of information which was obtainable by Securities only from persons affiliated with the Fund but not Securities.

Securities or the Adviser may enter into agreements with various brokerage or other firms pursuant to which such firms provide certain administrative services with respect to customers who are beneficial owners of shares of the Fund. The Adviser or Securities may compensate such firms for the services provided, which compensation is based on the aggregate assets of customers that are invested in the Fund.

SERVICE AGREEMENTS

Sit Mutual Funds II, Inc. on behalf of the Fund has entered into a Servicing Agreement with U.S. Trust Company, N.A. (“U.S. Trust”) pursuant to which U.S. Trust will provide certain administrative and shareholder services, including record keeping and sub-accounting, with respect to Class U shares purchased through U.S. Trust acting as a financial intermediary. The Fund will pay U.S. Trust a servicing fee equal to an annual rate of 0.15% of the average daily net asset value of the Fund Class U shares held in U.S. Trust omnibus account(s) on behalf of its customers.

As required by Rule 22c-2 under the Investment Company Act of 1940, all service agreements with financial intermediaries must require the financial intermediaries, upon request of the Fund, to provide the taxpayer identification number and transaction information about Fund shareholders who hold their shares through the financial intermediaries, and to carry out any instructions from the Fund to restrict or prohibit any further purchases or exchanges of Fund shares by a shareholder who the Fund identifies as having violated the Fund’s market timing or excessive trading policies.

Class U shares are available for purchase only through a financial intermediary that maintains an omnibus account with the Fund for trading on behalf of its customers.

BROKERAGE

Fixed income securities, as well as equity securities traded in the over-the-counter market, are generally traded on a “net” basis with dealers acting as principals for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. Transactions on a stock exchange in equity securities will be executed primarily through brokers that will receive a commission paid by the Fund. In underwritten fixed income and equity offerings, securities are purchased at a fixed price that includes an amount of compensation to the underwriter, generally referred to as the underwriter’s selling concession or discount. Certain of these securities may also be purchased directly from the issuer, in which case neither commissions nor discounts are paid.

The Adviser selects and, where applicable, negotiates commissions with the broker-dealers who execute the transactions for the Fund. The primary criterion for the selection of a broker-dealer is the ability of the broker-dealer, in the opinion of the Adviser, to secure prompt execution of the transactions on favorable terms, including the best price of the security, the reasonableness of the commission and considering the state of the market at the time. When consistent with these objectives, business may be placed with broker-dealers who furnish investment research or services to the Adviser. Such research or services include advice, both directly and in writing, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities, or purchasers or sellers of securities. Such services also may include an account trading and order management system and analyses and reports concerning investment issues, industries, securities, economic factors and trends, portfolio strategy, and the performance of certain accounts. Some services may require the use of hardware provided by the information provider. This allows the Adviser to supplement its own investment research activities and enables the Adviser to obtain the views and information of individuals and research staffs of many different securities firms prior to making investment decisions for the Fund. To the extent portfolio transactions are effected with broker-dealers who furnish research services to the Adviser, the Adviser receives a benefit, not capable of valuation in dollar amounts, without providing any direct monetary benefit to the Fund from these transactions. The Adviser believes that most research services it receives generally benefits several or all of the investment companies and private accounts which it manages, as opposed to solely benefiting one specific managed fund or account. Normally, research services obtained through managed funds or accounts investing in common stocks would primarily benefit the managed funds or accounts which invest in common stock; similarly, services obtained from transactions in fixed income securities would normally be of greater benefit to the managed funds or accounts which invest in debt securities.

The Adviser maintains an informal list of broker-dealers, which is used from time to time as a general guide in the placement of Fund business, in order to encourage certain broker-dealers to provide the Adviser with research services which the Adviser anticipates will be useful to it in managing the Fund. Because the list is merely a general guide, which is to be used only after the primary criterion for the selection of broker-dealers (discussed above) has been met, substantial deviations from the list are permissible and may be expected to occur. The Adviser will authorize the Fund to pay an amount of commission for effecting a securities transaction in excess of the amount of commission another broker-dealer would have charged only if the Adviser determines in good faith that such amount of commission is reasonable in relation to the value of the brokerage and research services provided by such broker-dealer, viewed in terms of either that particular transaction or the Adviser’s overall responsibilities with respect to the accounts as to which it exercises investment discretion. Generally, the Fund pays commissions higher than the lowest commission rates available. Some investment companies enter into arrangements under which a broker-dealer agrees to pay the cost of certain products or services (not including research services) in exchange for fund brokerage (“brokerage/services arrangements”). Under a typical brokerage/service arrangement, a broker agrees to pay the Fund’s custodian fees or transfer agent fees and, in exchange, the fund agrees to direct a minimum amount of brokerage to the broker. The Adviser does not intend to enter into such brokerage/service arrangements on behalf of the Fund.

Fund management does not currently anticipate that the Fund will effect brokerage transactions in its portfolio securities with any broker-dealer affiliated directly or indirectly with the Fund or the Adviser.

The Adviser has entered into agreements with Capital Institutional Services, Inc. (“CIS”), and Autranet, Inc. (“AI”), unaffiliated registered broker-dealers. All transactions placed with CIS and AI are subject to the above criteria. CIS and AI provide the Adviser with a wide variety of economic, performance, and investment research information from (but not limited to) Egan-Jones Rating Company, Fitch Ratings, Moody’s Investors Service Inc., Municipal Market Data, Standard & Poor’s, Bloomberg, L.P., Institutional Investor, TradWeb Service, Ried, Thurnberg & Co., Inc., and Stone & McCarthy Research Associates.

Investment decisions for the Fund are made independently of those for other clients of the Adviser, including the other Funds. When the Fund or clients simultaneously engage in the purchase or sale of the same securities, the price of the transactions is averaged and the amount allocated in accordance with a formula deemed equitable to the Fund and client. In some cases, this system may adversely affect the price paid or received by the Fund or the size of the position obtainable.

PROXY VOTING

The Fund has delegated the voting of portfolio securities to the Adviser. The Adviser has adopted proxy voting policies and procedures (the “Proxy Voting Policy”) for the voting of proxies on behalf of client accounts for which the Adviser has voting discretion, including the Fund. Under the Proxy Voting Policy, shares are to be voted in the best interests of the Fund.

A Proxy Committee comprised of senior management is responsible for the development and implementation of the Proxy Voting Policy, and oversees and manages the day-to-day operations of the Adviser’s Proxy Voting Policies.

Generally, the Adviser exercises proxy voting discretion on proxy proposals in accordance with guidelines (the “Proxy Guidelines”) set forth in the Proxy Voting Policy. The Proxy Guidelines address issues which are frequently included in proxy proposals. Such issues include, for example, proposals seeking shareholder approval of equity-based compensation plans, changes in corporate control or shareholder rights, poison pills, corporate restructuring, and significant transactions. Proxy proposals which contain novel issues, include unique circumstances, or otherwise are not addressed in the Proxy Guidelines are reviewed by the Proxy Committee or it’s designates(s). The Proxy Committee or its designee(s) review each non-routine issue and determine the Adviser’s vote. The Proxy Committee considers the facts and circumstances of a proposal and retains the flexibility to exercise its discretion and apply the Proxy Guidelines in the best interests of the Fund.

The Adviser has retained an independent third party (the “Service Firm”) to provide the Adviser with proxy analysis, vote execution, record keeping, and reporting services.

It is possible, but unlikely, that the Adviser may be subject to conflicts of interest in the voting of proxies due to business or personal relationships with persons having an interest in the outcome of certain votes. For example, the Adviser may provide investment management services to accounts owned or controlled by companies whose management is soliciting proxies, or the Adviser may have business or personal relationships with other proponents of proxy proposals, participants in proxy contests, corporate directors or candidates for directorships. The Proxy Committee shall take steps to ensure a decision to vote the proxy was based on the Fund’s best interest and was not the product of the material conflict. To resolve a material conflict of interest, the Proxy Committee may (but is not limited to) base its vote on pre-determined guidelines or polices which requires little discretion of Adviser’s personnel; disclose the conflict to the Fund’s board of Directors and obtain their consent prior to voting; or base its vote on the analysis and recommendation of an independent third party.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Fund’s Board of Directors has adopted procedures and policies regarding the disclosure of portfolio holdings in order to assist the Fund in preventing the misuse of material nonpublic information and to ensure that shareholders and other interested parties continue to receive portfolio information on a uniform basis. The Chief Compliance Officer oversees application of the policies and provides the Board with periodic reports regarding the Fund’s compliance with the policies.

Complete portfolio holdings will be included in the Fund’s annual and semi-annual reports. The annual and semi-annual reports are mailed to all shareholders, and are filed with the SEC. Copies of the Fund’s reports will be available on the Fund’s website. The Fund files its complete portfolio holdings with the SEC within 60 days after the end of its first and third quarters on Form N-Q. Copies of the Fund’s reports and Forms N-Q are available free on the EDGAR Database on the SEC’s website at www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Copies are available for a fee from the SEC by calling the SEC at 1-202-942-8090, by making an e-mail request at publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-01102.

A complete portfolio holdings report as of the end of each calendar quarter is available to all shareholders, prospective shareholders, intermediaries that distribute the Fund’s shares, third-party service providers, rating and ranking organizations and affiliated persons of the Fund. A copy of the report may be obtained by contacting an Investor Service Representative.

The Fund’s Chairman and the chief investment officer of Sit Investment Associates, Inc. (“SIA”) (the Fund’s investment adviser) may authorize disclosure of portfolio holdings at a time or times other than the calendar quarter end provided that a.) the chief investment officer determines that the disclosure of the portfolio information is for a legitimate business reason and in the best interest of the Fund; b.) the recipients are subject to a duty of confidentiality (and non-use) if appropriate; and c.) the Fund provides a report of the disclosure to the Board of Directors at the Board’s next regularly scheduled meetings. The prohibition against the disclosure of non-public portfolio holdings information to an unaffiliated third party does not apply to information sharing with the Fund’s service providers, including the Adviser, the Fund’s auditor, counsel, accountant, transfer agent, proxy voting service provider (Institutional Shareholder Services, Inc.) or custodian, who require access to such information in order to fulfill their contractual duties to the Fund.

Information regarding the Fund’s aggregate portfolio characteristics may be disclosed at any time. Disclosure of the ownership of a particular portfolio holding may be made at any time provided the security has been included in the Fund’s quarterly portfolio holdings report.

The Fund, SIA or any affiliate may not receive compensation or other consideration in connection with the disclosure of information about portfolio securities.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

There were no shares of the Fund outstanding as of December 31, 2006:

Person	Record Only	Beneficially Only	Record & Beneficially
None			none

As of December 31, 2006, the officers and Directors of the Fund, as a group, owned 0.0% of the shares of the Fund. The Fund’s inception date was December 31, 2006.

TAXES

The Fund intends to fulfill the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), as a regulated investment company. If so qualified, the Fund will not be liable for federal income taxes to the extent it distributes its taxable income to its shareholders.

To qualify under Subchapter M for tax treatment as a regulated investment company, the Fund must, among other things: (1) distribute to its shareholders at least 90% of its investment company taxable income (as that term is defined in the Code determined without regard to the deduction for dividends paid) and 90% of its net tax-exempt income; (2) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities, or other income derived with respect to its business of investing in such stocks, securities, or currency; and (3) diversify its holdings so that, at the end of each fiscal quarter of the Fund, (a) at least 50% of the market value of the Fund’s assets is represented by cash, cash items, United States Government securities and securities of other regulated investment companies, and other securities, with these other securities limited, with respect to any one issuer, to an amount no greater than 5% of the Fund’s total assets and no greater than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the market value of the Fund’s total assets is invested in the securities of any one issuer (other than United States Government securities or securities of other regulated investment companies).

The Fund is subject to a non-deductible excise tax equal to 4% of the excess, if any, of the amount required to be distributed for each calendar year over the amount actually distributed. In order to avoid the imposition of this excise tax, the Fund must declare and pay dividends representing 98% of its net investment income for that calendar year and 98% of its capital gains (both long-term and short-term) for the twelve-month period ending October 31 of the calendar year.

The Fund intends to distribute to shareholders any excess of net long-term capital gain over net short-term capital loss (“net capital gain”) for each taxable year. Such gain is distributed as a capital gain dividend and is taxable to shareholders as long-term capital gain, regardless of the length of time the shareholder has held the shares, whether such gain was recognized by the Fund prior to the date on which a shareholder acquired shares of the Fund and whether the distribution was paid in cash or reinvested in shares.

If the Fund pays any distributions from taxable interest income or from net short-term capital gains, such distributions will be taxable as ordinary income and will not qualify as “qualified dividends” that are currently taxed at the preferential rates for long-term capital gains.

When shares of the Fund are sold or otherwise disposed of, the Fund shareholder will realize a capital gain or loss equal to the difference between the purchase price and the sale price of the shares disposed of, if, as is usually the case, the Fund shares are a capital asset in the hands of the Fund shareholder. In addition, pursuant to a special provision in the Code, if Fund shares with respect to which a long-term capital gain distribution has been made are held for six months or less, any loss on the sale or other disposition of such shares will be a long-term capital loss to the extent of such long-term capital gain distribution. Any loss on the sale or exchange of shares of the Fund held for six months or less (although regulations may reduce this time period to 31 days) will be disallowed for federal income tax purposes to the extent of the amount of any exempt-interest dividend received with respect to such shares. Certain deductions otherwise allowable to financial institutions and property and casualty insurance companies will be eliminated or reduced by reason of the receipt of certain exempt-interest dividends.

Any loss on the sale or exchange of shares of the Fund generally will be disallowed to the extent that a shareholder acquires or contracts to acquire shares of the same Fund within 30 days before or after such sale or exchange.

Under the Code, interest on indebtedness incurred or continued to purchase or carry shares of an investment company paying exempt-interest dividends, such as the Fund, will not be deductible by a shareholder in proportion to the ratio of exempt-interest dividends to all dividends other than those treated as long-term capital gains. Indebtedness may be allocated to shares of the Fund even though not directly traceable to the purchase of such shares. Federal law also restricts the deductibility of other expenses allocable to shares of the Fund.

The Fund intends to take all actions required under the Code to ensure that the Fund may pay “exempt-interest dividends.” Distributions of net interest income from tax-exempt obligations that are designated by the Fund as exempt-interest dividends are excludable from the gross income of the Fund’s shareholders. The Fund’s present policy is to designate exempt-interest dividends annually. The Fund will calculate exempt-interest dividends based on the average annual method and the percentage of income designated as tax-exempt for any particular distribution may be substantially different from the percentage of income that was tax-exempt during the period covered by the distribution. Shareholders are required for information purposes to report exempt-interest dividends and other tax-exempt interest on their tax return. Distributions paid from other taxable interest income and from any net realized short-term capital gains will be taxable to shareholders as ordinary income, whether received in cash or in additional shares.

For federal income tax purposes, an alternative minimum tax (“AMT”) is imposed on taxpayers to the extent that such tax exceeds a taxpayer’s regular income tax liability (with certain adjustments). Exempt-interest dividends attributable to interest income on certain tax-exempt obligations issued after August 7, 1986 to finance certain private activities are treated as an item of tax preference that is included in alternative minimum taxable income for purposes of computing the federal AMT for all taxpayers and the federal environmental tax on corporations. The Fund may invest up to 10% of its net assets in securities that generate interest that is treated as an item of tax preference. In addition, a portion of all other tax-exempt interest received by a corporation, including exempt-interest dividends, will be included in adjusted current earnings and in earnings and profits for purposes of determining the federal corporate AMT and the branch profits tax imposed on foreign corporations under Section 884 of the Code.

Because liability for the AMT depends upon the regular tax liability and tax preference items of a specific taxpayer, the extent, if any, to which any tax preference items resulting from investment in the Fund will be subject to the tax will depend upon each shareholder’s individual situation. For shareholders with substantial tax preferences, the AMT could reduce the after-tax economic benefits of an investment in the Fund. Each shareholder is advised to consult his or her tax adviser with respect to the possible effects of such tax preference items.

In addition, shareholders who are or may become recipients of Social Security benefits should be aware that exempt-interest dividends are includable in computing “modified adjusted gross income” for purposes of determining the amount of Social Security benefits, if any, that is required to be included in gross income. The maximum amount of Social Security benefits includable in gross income is 85%.

The Tax Reform Act of 1986 imposed new requirements on certain tax-exempt bonds which, if not satisfied, could result in loss of tax exemption for interest on such bonds, even retroactively to the date of issuance of the bonds. Future tax legislation could further restrict or eliminate the federal income tax exemption for tax-exempt securities. The Fund cannot predict what additional legislation may be enacted that may affect shareholders. Further, if a tax-exempt security in the Fund’s portfolio loses its exempt status, the Fund will make every effort to dispose of such investment on terms that are not detrimental to the Fund.

If the Fund invests in zero coupon obligations upon their issuance, such obligations will have original issue discount in the hands of the Fund. Generally, the original issue discount equals the difference between the “stated redemption price at maturity” of the obligation and its “issue price” as those terms are defined in the Code. If the Fund acquires an already issued zero coupon bond from another holder, the bond will have original issue discount in the Fund’s hands, equal to the difference between the “adjusted issue price” of the bond at the time the Fund acquires it (that is, the original issue price of the bond plus the amount of original issue discount accrued to date) and its stated redemption price at maturity. In each case, the Fund is required to accrue as ordinary interest income a portion of such original issue discount even though it receives no cash currently as interest payment on the obligation. Furthermore, if the Fund invests in inflation-protection securities, it will be required to treat as original issue discount any increase in the principal amount of the securities that occurs during the course of its taxable year. If the Fund purchases such inflation-protection securities that are issued in stripped form either as stripped bonds or coupons, it will be treated as if it had purchased a newly issued debt instrument having original issue discount. Because the Fund is required to distribute substantially all of its net investments income (including accrued original issue discount), the Fund investing in either zero coupon bonds or inflation protection securities may be required to distribute to shareholders an amount greater than the total cash income it actually receives. Accordingly, in order to make the required distributions, the Fund may be required to borrow or to liquidate securities.

The foregoing relates only to federal income taxation and is a general summary of the federal tax law in effect as of the date of this Statement of Additional Information.

CAPITALIZATION AND VOTING RIGHTS

Sit Mutual Funds II, Inc. is a Minnesota corporation and the issuer of the Fund’s shares. The Fund has two classes of common shares, Class I and Class U. Class U shares are subject to a shareholder servicing fee. Sit Mutual Funds II, Inc. is organized as a series fund and is also the corporate issuer of the Sit Tax-Free Income Fund and Sit Minnesota Tax-Free Income Fund. Sit Mutual Funds II, Inc has one trillion shares of common stock authorized and a par value of one tenth of one cent per share. Ten billion of these shares have been designated by the Board of Directors for each series: Series A Common Shares, which represent shares of Tax-Free Income Fund; Series B Common Shares, which represent shares of Minnesota Tax-Free Income Fund; and Series C Common Shares, which represent shares of the Sit High Income Municipal Bond Fund. The Board of Directors of Sit Mutual Funds II, Inc. is empowered to issue other series of common stock without shareholder approval.

The shares of the Fund are nonassessable, can be redeemed or transferred and have no preemptive or conversion rights. All shares have equal, noncumulative voting rights which means that the holders of more than 50% of the shares voting for the election of Directors can elect all of the Directors if they choose to do so. A shareholder is entitled to one vote for each full share (and a fractional vote for each fractional share) then registered in his/her name on the books of the Fund. The shares of the Fund are of equal value and each share is entitled to a pro rata portion of the income dividends and any capital gain distributions.

The Fund is not required under Minnesota law to hold annual or periodically scheduled meetings of shareholders. Minnesota corporation law provides for the Board of Directors to convene shareholder meetings when it deems appropriate. In addition, if a regular meeting of shareholders has not been held during the immediately preceding fifteen months, Minnesota law allows a shareholder or shareholders holding three percent or more of the voting shares of the Fund to demand a regular meeting of shareholders by written notice of demand given to the chief executive officer or the chief financial officer of the Fund. Ninety days after receipt of the demand, a regular meeting of shareholders must be held at the expense of the Fund. Additionally, the Investment Company Act of 1940 requires shareholder votes for all amendments to fundamental investment policies and restrictions and for all amendments to investment advisory contracts.

FINANCIAL STATEMENTS

There were no shares outstanding as of December 31, 2006, and therefore audited financial statements for such period will not be filed.

OTHER INFORMATION

Custodian; Counsel; Accountants

PFPC Trust Company, 8800 Tinicum Boulevard, Third Floor, Philadelphia, Pennsylvania 19153, acts as custodian of the Funds’ assets and portfolio securities; Dorsey & Whitney LLP, 50 South Sixth Street, Suite 1500, Minneapolis, Minnesota 55402, is the independent General Counsel for the Funds; and KPMG LLP, 4200 Wells Fargo Center, Minneapolis, Minnesota 55402, acts as the Funds’ independent registered public accounting firm.

LIMITATION OF DIRECTOR LIABILITY

The Directors of the Fund are governed by Minnesota law. Under Minnesota law, each director of the Fund owes certain fiduciary duties to the Fund and to its shareholders. Minnesota law provides that a director “shall discharge the duties of the position of director in good faith, in a manner the director reasonably believes to be in the best interest of the corporation, and with the care an ordinarily prudent person in a like position would exercise under similar circumstances.” Fiduciary duties of a director of a Minnesota corporation include, therefore, both a duty of “loyalty” (to act in good faith and act in a manner reasonably believed to be in the best interests of the corporation) and a duty of “care” (to act with the care an ordinarily prudent person in a like position would exercise under similar circumstances). Minnesota law authorizes corporations to eliminate or limit the personal liability of a director to the corporation or its shareholders for monetary damages for breach of the fiduciary duty of “care”. Minnesota law does not, however, permit a corporation to eliminate or limit the liability of a director (i) for any breach of the directors’ duty of “loyalty” to the corporation or its shareholders, (ii) for acts or omissions not in good faith or that involve intentional misconduct or a knowing violation of law, (iii) for authorizing a dividend, stock repurchase or redemption or other distribution in violation of Minnesota law or for violation of certain provisions of Minnesota securities laws or (iv) for any transaction from which the director derived an improper personal benefit. The Articles of Incorporation of the Company limit the liability of directors to the fullest extent permitted by Minnesota statutes, except to the extent that such liability cannot be limited as provided in the Investment Company Act of 1940 (which Act prohibits any provisions which purport to limit the liability of directors arising from such directors’ willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their role as directors).

Minnesota law does not eliminate the duty of “care” imposed upon a director. It only authorizes a corporation to eliminate monetary liability for violations of that duty. Minnesota law, further, does not permit elimination or limitation of liability of “officers” to the corporation for breach of their duties as officers (including the liability of directors who serve as officers for breach of their duties as officers). Minnesota law does not permit elimination or limitation of the availability of equitable relief, such as injunctive or rescissionary relief. Further, Minnesota law does not permit elimination or limitation of a director’s liability under the Securities Act of 1933 or the Securities Exchange Act of 1934, and it is uncertain whether and to what extent the elimination of monetary liability would extend to violations of duties imposed on directors by the Investment Company Act of 1940 and the rules and regulations adopted under such Act.

APPENDIX A – Bond And Commercial Paper Ratings

BOND RATINGS

Moody’s Investors Service, Inc.

Aaa	Judged to be the best quality, carry the smallest degree of investment risk
Aa	Judged to be of high quality by all standards
A	Possess many favorable investment attributes and are to be considered as higher medium grade obligations
Baa	Medium grade obligations. Lack outstanding investment characteristics.
Ba	Judged to have speculative elements. Protection of interest and principal payments may be very moderate.
B	Generally lack characteristics of a desirable investment. Assurance of interest and principal payments over any long period of time may be small.
Caa	May be present elements of danger with respect to principal or interest or may be in default.
Ca	Represent obligations which are speculative in a high degree. Often in default.
C	Demonstrate the weakest creditworthiness relative to other issuers, regarded as having extremely poor prospects of attaining any real investment standing.

Moody’s also applies numerical indicators, 1, 2, and 3, to rating categories Aa through B. The modifier 1 indicates that the security is in the higher end of the rating category; the modifier 2 indicates a mid-range ranking; and 3 indicates a ranking toward the lower end of the category.

Standard & Poor’s

AAA	Highest grade obligations and possess the ultimate degree of protection as to principal and interest
AA	Also qualify as high grade obligations, and in the majority of instances differ from AAA issues only in small degree
A

Regarded as upper medium grade, have considerable investment strength but are not entirely free from adverse effects of changes in economic and trade conditions, interest and principal are regarded as safe

BBB	Considered investment grade with adequate capacity to pay interest and repay principal.
BB	Judged to be speculative with some inadequacy to meet timely interest and principal payments.
B	Has greater vulnerability to default than other speculative grade securities. Adverse economic conditions will likely impair capacity or willingness to pay interest and principal.
CCC	Has a vulnerability to default and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal.
CC	Highly vulnerable to nonpayment.
C	Highly vulnerable to nonpayment, and a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued.

Standard & Poor’s applies indicators “+”, no character, and “-” to the above rating categories AA through BB. The indicators show relative standing within the major rating categories.

Fitch Ratings

AAA	Highest credit quality with exceptional ability to pay interest and repay principal
AA	Investment grade and very high credit quality ability to pay interest and repay principal is very strong, although not quite as strong as AAA
A	Investment grade with high credit quality. Ability to pay interest and repay principal is strong.
BBB	Investment grade and has satisfactory credit quality. Adequate ability to pay interest and repay principal.
BB	Considered speculative. Ability to pay interest and repay principal may be affected over time by adverse economic changes.
B	Considered highly speculative. Currently meeting interest and principal obligations, but probability of continued payment reflects limited margin of safety.
CCC	Identifiable characteristics which if not remedied may lead to default. Ability to meet obligations requires an advantageous business and economic environment.
CC	Minimally protected bonds. Default in payment of interest and/or principal seems probable over time.
C	Imminent default in payment of interest or principal

+ and - indicators indicate the relative position within the rating category, but are not used in AAA category.

COMMERCIAL PAPER RATINGS

Moody’s

Commercial paper rated “Prime” carries the smallest degree of investment risk. The modifiers 1, 2, and 3 are used to denote relative strength within this highest classification.

Standard & Poor’s

The rating A-1 is the highest commercial paper rating assigned by Standard & Poor’s. The modifier “+” indicates that the security is in the higher end of this rating category.

Fitch Ratings

F-1+	Exceptionally strong credit quality
F-1	Strong credit quality

APPENDIX B – Municipal Bond, Municipal Note And Tax-Exempt Commercial Paper Ratings

MUNICIPAL BOND RATINGS

Moody’s Investors Services, Inc.:

Aaa	Best quality; carry the smallest degree of investment risk.
Aa	High quality; margins of protection not quite as large as the Aaa bonds.
A	Upper medium grade; security adequate but could be susceptible to impairment.
Baa	Medium grade; neither highly protected nor poorly secured--lack outstanding investment characteristics and sensitive to changes in economic circumstances.
Ba	Judged to have speculative elements. Protection of interest and principal payments may be very moderate.
B	Generally lack characteristics of a desirable investment. Assurance of interest and principal payments over any long period of time may be small.
Caa	May be present elements of danger with respect to principal or interest or may be in default
Ca	Represent obligations which are speculative in a high degree. Often in default.
C	Demonstrate the weakest creditworthiness relative to other issuers, regarded as having extremely poor prospects of attaining any real investment standing.

Moody’s also applies numerical indicators, 1, 2, and 3, to rating categories Aa through Ba. The modifier 1 indicates that the security is in the higher end of the rating category; the modifier 2 indicates a mid-range ranking; and 3 indicates a ranking toward the lower end of the category.

Standard & Poor’s:

AAA	Highest rating; extremely strong security.
AA	Very strong security; differs from AAA in only a small degree.
A	Strong capacity but more susceptible to adverse economic effects than two above categories.
BBB	Adequate capacity but adverse economic conditions more likely to weaken capacity.
BB	Judged to be speculative with some inadequacy to meet timely interest and principal payments.
B	Has greater vulnerability to default than other speculative grade securities. Adverse economic conditions will likely impair capacity or willingness to pay interest and principal.
CCC	Has a vulnerability to default and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal.
CC	Applied to debt subordinated to senior debt
C	Applied to debt subordinated to senior debt that is assigned an actual or implied CCC debt rating

Standard & Poor’s applies indicators “+”, no character, and “-” to the above rating categories AA through B. The indicators show relative standing within the major rating categories.

Fitch Ratings:

AAA	Highest credit quality with exceptional ability to pay interest and repay principal.
AA	Investment grade and very high credit quality ability to pay interest and repay principal is very strong, although not quite as strong as AAA.
A	Investment grade with high credit quality. Ability to pay interest and repay principal is strong.
BBB	Investment grade and has satisfactory credit quality. Adequate ability to pay interest and repay principal.
BB	Considered speculative. Ability to pay interest and repay principal may be affected over time by adverse economic changes.
B	Considered highly speculative. Currently meeting interest and principal obligations, but probability of continued payment reflects limited margin of safety.
CCC	Identifiable characteristics which if not remedied may lead to default. Ability to meet obligations requires an advantageous business and economic environment.
CC	Minimally protected bonds. Default in payment of interest and/or principal seems probable over time.
C	Imminent default in payment of interest or principal

+ and - indicators indicate the relative position within the rating category, but are not used in AAA category.

MUNICIPAL NOTE RATINGS

Standard & Poor’s:

Rating	Definition
SP-1	Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.
SP-2	Satisfactory capacity to pay principal and interest.

Moody’s Investors Service, Inc.:

Rating*	Definition
MIG 1	Best quality.
MIG 2	High quality.
MIG 3	Favorable quality.
MIG 4	Adequate quality.

* A short-term issue having a demand feature, i.e., payment relying on external liquidity and usually payable upon demand rather than fixed maturity dates, is differentiated by Moody’s with the use of the symbols VMIG1 through VMIG4.

TAX-EXEMPT COMMERCIAL PAPER RATINGS

Standard & Poor’s:

Rating	Definition
A-1+	Highest degree of safety.
A-1	Very strong degree of safety.

Moody’s Investors Service, Inc.:

Rating	Definition
Prime 1(P-1)	Superior capacity for repayment.

Part C

Other Information

Item 23.	Exhibits

(a)	Articles of Incorporation

Incorporated by reference to Post-Effective Amendment No. 12 to the Fund’s Registration Statement; Certificate of Designation of Class I and Class U Shares of Series D filed herewith.

(b)	Bylaws

Filed herewith.

(c)	Instruments Defining Rights of Security Holders

Not applicable.

(d)	Investment Advisory Contract

Filed herewith.

(e)	Underwriting Contracts

Incorporated by reference to Post-Effective Amendment No. 16 to the Fund’s Registration Statement.

(f)	Bonus or Profit Sharing Contracts

Not applicable.

(g)	Custodian Agreement

Incorporated by reference to Post-Effective Amendment No. 31 to the Fund’s Registration Statement.

(h.1)	Other Material Contracts: Transfer Agency and Services Agreement

Incorporated by reference to Post-Effective Amendment No. 27 to the Fund’s Registration Statement and Amendment Filed Herewith.

(h.2)	Other Material Contracts: Accounting Services Agreement

Incorporated by reference to Post-Effective Amendment No. 29 and Amendment Filed Herewith.

(h.3)	Other Material Contracts: Administrative Services Agreement

Filed herewith.

(i)	Legal Opinion

Filed herewith.

(j)	Other Opinion
Consent of KPMG LLP

Not applicable.

(k)	Omitted Financial Statements

Not applicable.

(l)	Initial Capital Agreements
Not applicable.

(m)	Rule 12b-1 Plan
Not applicable.

(n)	Rule 18f-3 Plan
Filed herewith.

(o)	Reserved.

(p)	Codes of Ethics

Filed herewith.

Item 24.	Persons Controlled by or Under Common Control with Registrant

See the section of the Prospectus entitled “Investment Adviser” and the section of the Statement of Additional Information entitled “Investment Adviser.”

Item 25	Indemnification

The Registrant’s Articles of Incorporation and Bylaws provide that the Registrant shall indemnify such persons, for such expenses and liabilities, in such manner, under such circumstances, and to such extent as permitted by Section 302A.521 of the Minnesota Statutes, as now enacted or hereafter amended; provided, however, that no such indemnification may be made if it would be in violation of Section 17(h) of the Investment Company Act of 1940, as now enacted or hereinafter amended, and any rules, regulations or releases promulgated thereunder.

The Registrant may indemnify its officers and directors and other “persons” acting in an “official capacity” (as such terms are defined in Section 302A.521) pursuant to a determination by the board of directors or shareholders of the Registrant as set forth in Section 302A.521, by special legal counsel selected by the board or a committee thereof for the purpose of making such a determination, or by a Minnesota court upon application of the person seeking indemnification. If a director is seeking indemnification for conduct in the capacity of director or officer of a Registrant, then such director generally may not be counted for the purpose of determining either the presence of a quorum or such director’s eligibility to be indemnified.

In any case, indemnification is proper only if the eligibility determining body decides that the person seeking indemnification:

(a)	has not received indemnification for the same conduct from any other party or organization;
(b)	acted in good faith;
(c)	received no improper personal benefit;
(d)	in the case of criminal proceedings, had no reasonable cause to believe the conduct was unlawful;
(e)	reasonably believed that the conduct was in the best interest of a Registrant, or in certain contexts, was not opposed to the best interest of a Registrant; and
(f)

had not otherwise engaged in conduct which precludes indemnification under either Minnesota or Federal law (including, but not limited to, conduct constituting willful misfeasance, bad faith, gross negligence, or reckless disregard of duties as set forth in Section 17(h) and (i) of the Investment Company Act of 1940).

If a person is made or threatened to be made a party to a proceeding, the person is entitled, upon written request to a Registrant, to payment or reimbursement by a Registrant of reasonable expenses, including attorneys’ fees and disbursements, incurred by the person in advance of the final disposition of the proceeding, (a) upon receipt by a Registrant of a written affirmation by the person of a good faith belief that the criteria for indemnification set forth in Section 302A.521 have been satisfied and a written undertaking by the person to repay all amounts so paid or reimbursed by the Registrant, if it is ultimately determined that the criteria for indemnification have not been satisfied, and (b) after a determination that the facts then known to those making the determination would not preclude indemnification under Section 302A.521. The written undertaking required by clause (a) is an unlimited general obligation of the person making it, but need not be secured and shall be accepted without reference to financial ability to make the repayment.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of a Registrant pursuant to the foregoing provisions, or otherwise, each Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by a Registrant of expenses incurred or paid by a director, officer or controlling person of such Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless, in the opinion of its counsel, the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

The Registrant undertakes to comply with the indemnification requirements of Investment Company Release 7221 (June 9, 1972) and Investment Company Release 11330 (September 2, 1980).

Item 26.	Business and other Connections of Investment Adviser

Sit Investment Associates, Inc. (the “Adviser”), serves as the investment adviser. Below is a list of the officers and directors of the Adviser and their business/employment during the past two years:

Name	Business and Employment During Past Two Years; Principal Business Address

Eugene C. Sit	Chairman, CEO and CIO of the Adviser; Director of SIA Securities Corp. (the “Distributor”); Chairman of the Board of Directors/Trustees of the Sit Mutual Funds.

Peter L. Mitchelson	Vice Chairman, Senior Investment Officer and Director of the Adviser; Vice Chairman of the Sit Mutual Funds.

Roger J. Sit	President and Director of the Adviser; Executive Vice President of the Sit Mutual Funds.

Frederick Adler	Director of the Adviser; Of Counsel, Fulbright & Jaworski, 666 5th Avenue, New York, NY 10103

Ralph Strangis	Director of the Adviser; Partner, Kaplan, Strangis & Kaplan, 90 South 7th Street, Suite 5500, Minneapolis, MN 55402

William Frenzel	Director of the Adviser; Director of the Sit Mutual Funds; Senior Visiting Scholar at the Brookings Institution, 1775 Massachusetts Avenue N.W., Washington, D.C. 20036

Michael C. Brilley	Senior Vice President and Senior Fixed Income Officer of the Adviser; Senior Vice President – Investments of all Sit Bond Funds

Debra A. Sit	Vice President - Bond Investments of the Adviser; Vice President - Investments of all Sit Bond Funds

David A. Brown	Vice President – Client Relations Marketing of the Adviser

Kent L. Johnson	Vice President - Research & Investment Management of the Adviser

Robert W. Sit	Vice President - Research & Investment Management of the Adviser

Ronald D. Sit	Vice President - Research & Investment Management of the Adviser

Michael Stellmacher	Vice President - Research & Investment Management of the Adviser

Paul E. Rasmussen	Vice President, Secretary and Controller and Chief Compliance Officer of the Adviser and the Sub-Adviser; Vice President and Treasurer of the Sit Mutual Funds

Carla J. Rose	Vice President - Administration & Deputy Controller of the Adviser

Debra K. Beaudet	Vice President - Staff Operations of the Adviser

Item 27.	Principal Underwriters

The Distributor for the Registrant is SIA Securities Corp., 3300 IDS Center, Minneapolis, MN 55402, an affiliate of the Adviser, which distributes only shares of the Registrant.

Below is a list of the officers and directors of the Distributor and their business/employment during the past two years:

Name	Business and Employment During Past Two Years; Principal Business Address

Eugene C. Sit	Chairman, CEO, and CIO of the Adviser; Chairman, Director of the Distributor; Chairman of the Board of Directors of all Sit Mutual Funds.

Peter L. Mitchelson	Vice Chairman, Senior Investment Officer and Director of the Adviser; Vice Chairman of all Sit Mutual Funds.

Paul E. Rasmussen	Vice President, Secretary, Controller and Chief Compliance Officer for the Adviser; President and Treasurer of the Distributor; Vice President & Treasurer of all Sit Mutual Funds

Item 28.	Location of Accounts and Records

The Custodian for the Registrant is PFPC Trust Company, 8800 Tinicum Boulevard, Third Floor, Philadelphia, PA 19153. The Transfer Agent for each Registrant is PFPC Inc., 101 Sabin Street, Pawtucket, RI 02860. Other books and records are maintained by the Adviser, which is located at 3300 IDS Center, Minneapolis, MN 55402.

Item 29.	Management Services

Not applicable

Item 30.	Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunder duly authorized, in the City of Minneapolis, State of Minnesota, on the 22nd day of December 2006.

SIT MUTUAL FUNDS II, INC. (Registrant)
By	/s/ Eugene C. Sit
Eugene C. Sit, Chairman

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registrant’s Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature and Title

/s/ Eugene C. Sit	Dated: December 22, 2006
Eugene C. Sit, Chairman (Principal Executive Officer and Director)

/s/ Paul E. Rasmussen	Dated: December 22, 2006
Paul E. Rasmussen, Treasurer (Principal Financial Officer and Accounting Officer)

John P. Fagan, Director*

William E. Frenzel, Director*

Sidney L. Jones, Director*

Bruce C. Lueck, Director*

Donald W. Phillips, Director*

*By	/s/ Eugene C. Sit	Dated: December 22, 2006
Eugene C. Sit, Attorney-in-fact (Pursuant to Powers of Attorney filed previously with the Commission.)

REGISTRATION STATEMENT ON FORM N-1A

EXHIBIT INDEX

Exhibit No.	Name of Exhibit	Page No.
(a)	Articles of Incorporation: Certificate of Designation of Class I and Class U of Series D Common Shares of Registrant	C-7
(b)	Bylaws	C-9
(d)	Investment Advisory Contract	C-20
(h.1.)	Other Material Contracts: Amendment to the Transfer Agency and Services Agreement	C-24
(h.2.)	Other Material Contracts: Amendment to the Accounting Services Agreement	C-26
(h.3.)	Other Material Contracts: Administrative Services Agreement	C-28
(i)	Opinions and Consents of Dorsey & Whitney LLP	C-34
(n)	Rule 18f-3 Plan: Multiple Class Plan for Series D of Registrant	C-35
(p)	Code of Ethics	C-38

Exhibit (a)

Articles of Incorporation

CERTIFICATE OF DESIGNATION

OF

CLASS I AND CLASS U

OF

SERIES D COMMON SHARES

OF

SIT MUTUAL FUNDS II, INC.

The undersigned duly elected Secretary of Sit Mutual Funds II, Inc., a Minnesota corporation (“Mutual Funds”), hereby certifies that the following is a true, complete and correct copy of resolutions duly adopted by a majority of the directors of the Board of Directors of Mutual Funds on October 23, 2006.

Designation of Series D of Sit Mutual Funds II, Inc. (Sit High Income Municipal Bond Fund)

WHEREAS, the shareholders of Mutual Funds, have authorized one trillion (1,000,000,000,000) shares of common stock, $.01 par value per share, of which ten billion (10,000,000,000) shares have been designated for common shares of each Series A, B and C (no Series C shares are currently offered or outstanding); and

WHEREAS, said Articles of Incorporation, as amended, set forth that the balance of authorized but unissued shares of common stock may be issued in such series and with such designations, preferences and relative, participating, optional or other special rights, or qualifications, limitations or restrictions thereof, as shall be stated or expressed in a resolution or resolutions providing for the issue of any series of common shares as may be adopted from time to time by the Board of Directors of Mutual Funds;

NOW, THEREFORE, BE IT RESOLVED, that ten billion (10,000,000,000) of the remaining authorized but unissued common shares of Mutual Funds be, and they hereby are, designated as Series D Common Shares, and said Series D represents interest in a separate and distinct portion of Mutual Funds’ assets and liabilities, which shall take the form of a separate portfolio of investment securities, cash, other assets and liabilities.

BE IT FURTHER RESOLVED, that Articles 6 and 7 of the Articles of Incorporation, as amended, of Mutual Funds setting forth the preferences and relative, participating, optional or other special rights, and qualifications, limitations and restrictions thereof, of and among each series of common shares be, and they hereby are, adopted as the preferences and relative, participating, optional and other rights, and the qualifications, limitations and restrictions thereof, of and among the Series A Common Shares, Series B Common Shares, and Series D Common Shares of Mutual Funds.

WHEREAS, Section 5(b) of the Articles of Incorporation, as amended, of Mutual Funds provides that the Shares of each Series may be classified by the Board of Directors in one or more classes with such relative rights and preferences as shall be stated or expressed in a resolution or resolutions as may be adopted from time to time by the Board of Directors.

NOW, THEREFORE, BE IT RESOLVED, that of the ten billion (10,000,000,000) shares which have been designated Series D Common Shares, one billion (1,000,000,000) Shares shall be designated Class I Shares, and one billion (1,000,000,000) Shares shall be designated Class U Shares.

BE IT FUTHER RESOLVED, that the Class I and Class U Common Shares designated by these resolutions shall have the relative rights and preferences set forth in Articles 5, 6 and 7 of the Articles of Incorporation of Mutual Funds. As provided in Article 5(b) of such Articles of Incorporation, any Class of Common Shares designated by these resolutions may be subject to such charges and expenses (including by way of example, but not by way of limitation, such front-end and deferred sales charges as may be permitted under the Investment Company Act of 1940, as amended (the “1940 Act”) and the rules of the National Association of Securities Dealers, Inc., and expenses under Rule 12b-1 plans, administration plans, service plans, or other plans or arrangements, however designated) as may be adopted from time to time by the Board of Directors of Mutual Funds in accordance, to the extent applicable, with the 1940 Act, which charges and expenses may differ from those applicable to another Class, and all of the charges and expenses to which a Class is subject shall be borne by such Class and shall be appropriately reflected in determining the net asset value and the amounts payable with respect to dividends and distributions on, and redemptions or liquidations of, such Class.

BE IT FURTHER RESOLVED, that the officers of Mutual Funds are hereby authorized and directed to file with the Secretary of State of Minnesota, a Certificate of Designation setting forth the relative rights and preferences of the Series D Common Shares (and Classes thereof) in relation to the other series of Mutual Funds, as required by Section 302A.401, Subd. 3(b) of the Minnesota Statutes.

BE IT FURTHER RESOLVED, that there is hereby authorized the issuance of said Series D Common Shares (including Class I and Class U Common Shares), provided that such shares shall be issued at a price no less than their net asset value per share.

BE IT FURTHER RESOLVED, that upon receipt of the issuance price for the shares authorized to be issued hereinabove, either in connection with the original issues of the shares or the issue following the redemption of such shares by Mutual Funds (and after filing with the Secretary of State of the State of Minnesota pursuant to Section 302A.401, Subd. 3(b) of the Minnesota Statutes, the aforementioned Certificate of Designation setting forth the name of the corporation and the text of the relevant portions of these resolutions and certifying the adoption of such portions of these resolutions and the date of adoption), the officers of Mutual Funds are hereby authorized and directed to issue certificates representing shares (or confirm purchases to investors and credit such purchases to their accounts) of the Series D Common Shares of Mutual Funds (including Class I and Class U Common Shares) of Mutual Funds, and such shares are hereby declared to be validly and legally issued, fully paid and nonassessable.

IN WITNESS WHEREOF, the undersigned has signed this Certificate of Designation on behalf of Mutual Funds II, Inc. this 16th day of November, 2006.

/s/ Michael J. Radmer
Michael J. Radmer Secretary

(b)

Bylaws

BYLAWS

OF

SIT MUTUAL FUNDS II, INC.

(as amended by the Board of Directors

on October 23, 2006)

ARTICLE I

OFFICES, CORPORATE SEAL

Section 1.01.  Name.  The name of the corporation is “Sit Mutual Funds II, Inc.” The name of the series represented by the corporation’s Series A Common Shares shall be “Sit Tax-Free Income Fund.” The name of the series represented by the corporation’s Series B Common Shares shall be “Sit Minnesota Tax-Free Income Fund.” The name of the series represented by the corporation’s Series D Common Shares shall be “Sit High Income Municipal Bond Fund.”

Section 1.02.  Registered Office.  The registered office of the corporation in Minnesota shall be that set forth in the Articles of Incorporation or in the most recent amendment of the Articles of Incorporation or resolution of the directors filed with the Secretary of State of Minnesota changing the registered office.

Section 1.03.  Other Offices.  The corporation may have such other offices, within or without the State of Minnesota, as the directors shall, from time to time, determine.

Section 1.04.  No Corporate Seal.  The corporation shall have no corporate seal.

ARTICLE II

MEETINGS OF SHAREHOLDERS

Section 2.01.  Place and Time of Meeting.  Except as provided otherwise by Minnesota Statutes Chapter 302A, meetings of the shareholders may be held at any place, within or without the State of Minnesota, designated by the directors and, in the absence of such designation, shall be held at the registered office of the corporation in the State of Minnesota. The directors shall designate the time of day for each meeting and, in the absence of such designation, every meeting of shareholders shall be held at ten o’clock a.m.

Section 2.02.  Regular Meetings.  The corporation is not required to hold annual meetings of shareholders. Regular meetings shall be held only with such frequency and at such times and places as provided in and required by Minnesota Statutes Section 302A.431.

Section 2.03.  Special Meetings.  Special meetings of the shareholders may be held at any time and for any purpose and may be called by the Chairman of the Board, the President, any two directors, or by one or more shareholders holding ten percent (10%) or more of the shares entitled to vote on the matters to be presented to the meeting.

Section 2.04.  Quorum, Adjourned Meetings.  The holders of a majority of the shares outstanding and entitled to vote shall constitute a quorum for the transaction of business at any regular or special meeting. In case a quorum shall not be present at a meeting, those present in person or by proxy shall adjourn the meeting to such day as they shall, by majority vote, agree upon without further notice other than by announcement at the meeting at which such adjournment is taken. If a quorum is present, a meeting may be adjourned from time to time without notice other than announcement at the meeting. At adjourned meetings at which a quorum is present, any business may be transacted which might have been transacted at the meeting as originally noticed. If a quorum is present, the shareholders may continue to transact business until adjournment notwithstanding the withdrawal of enough shareholders to leave less than a quorum.

Section 2.05.  Voting.  At each meeting of the shareholders, every shareholder having the right to vote shall be entitled to vote either in person or by proxy. Each shareholder, unless the Articles of Incorporation provide otherwise, shall have one vote for each share having voting power registered in his name on the books of the corporation. Except as otherwise specifically provided by these Bylaws or as required by provisions of the Investment Company Act of 1940 or other applicable laws, all questions shall be decided by a majority vote of the number of shares entitled to vote and represented at the meeting at the time of the vote. If the matter(s) to be presented at a regular or special meeting relates only to particular classes or series of the corporation, then only the shareholders of such classes or series are entitled to vote on such matter(s).

Section 2.06.  Voting - Proxies.  The right to vote by proxy shall exist only if the instrument authorizing such proxy to act shall have been executed in writing by the shareholder himself or by his attorney thereunto duly authorized in writing. No proxy shall be voted after eleven months from its date unless it provides for a longer period.

Section 2.07.  Closing of Books.  The Board of Directors may fix a time, not exceeding sixty (60) days preceding the date of any meeting of shareholders, as a record date for the determination of the shareholders entitled to notice of, and to vote at, such meeting, notwithstanding any transfer of shares on the books of the corporation after any record date so fixed. The Board of Directors may close the books of the corporation against the transfer of shares during the whole or any part of such period. If the Board of Directors fails to fix a record date for determination of the shareholders entitled to notice of, and to vote at, any meeting of shareholders, the record date shall be the thirtieth (30th) day preceding the date of such meeting.

Section 2.08.  Notice of Meetings.  There shall be mailed to each shareholder, shown by the books of the corporation to be a holder of record of voting shares, at his address as shown by the books of the corporation, a notice setting out the date, time and place of each regular meeting and each special meeting, except where the meeting is an adjourned meeting and the date, time and place of the meeting were announced at the time of adjournment, which notice shall be mailed within the period required by law. Every notice of any special meeting shall state the purpose or purposes for which the meeting has been called, pursuant to Section 2.03, and the business transacted at all special meetings shall be confined to the purpose stated in such notice.

Section 2.09.  Waiver of Notice.  Notice of any regular or special meeting may be waived either before, at or after such meeting orally or in a writing signed by each shareholder or representative thereof entitled to vote the shares so represented. A shareholder by his attendance at any meeting of shareholders, shall be deemed to have waived notice of such meeting, except where the shareholder objects at the beginning of the meeting to the transaction of business because the item may not lawfully be considered at that meeting and does not participate at that meeting in the consideration of the item at that meeting.

Section 2.10.  Written Action.  Any action which might be taken at a meeting of the shareholders may be taken without a meeting if done in writing and signed by all of the shareholders entitled to vote on that action. If the action to be taken relates to particular classes or series of the corporation, then only shareholders of such classes or series are entitled to vote on such action.

ARTICLE III

DIRECTORS

Section 3.01.  Number, Qualification and Term of Office.  The number of directors shall be established by resolution of the shareholders (subject to the authority of the Board of Directors to increase or decrease the number of directors as permitted by law). In the absence of such shareholder resolution, the number of directors shall be the number last fixed by the shareholders, the Board of Directors or the Articles of Incorporation. Directors need not be shareholders. Each of the directors shall hold office until the regular meeting of shareholders next held after his election and until his successor shall have been elected and shall qualify, or until the earlier death, resignation, removal or disqualification of such director.

Section 3.02.  Election of Directors.  Except as otherwise provided in Sections 3.11 and 3.12 hereof, the directors shall be elected at the regular shareholders’ meeting. In the event that directors are not elected at a regular shareholders’ meeting, then directors may be elected at a special shareholders’ meeting, provided that the notice of such meeting shall contain mention of such purpose. At each shareholders’ meeting for the election of directors, the directors shall be elected by a plurality of the votes validly cast at such election. Each holder of shares of each class or series of stock of the corporation shall be entitled to vote for directors and shall have equal voting power for each share of each class or series of the corporation.

Section 3.03.  General Powers.

(a)  Except as otherwise permitted by statute, the property, affairs and business of the corporation shall be managed by the Board of Directors, which may exercise all the powers of the corporation except those powers vested solely in the shareholders of the corporation by statute, the Articles of Incorporation or these Bylaws, as amended.

(b)  All acts done by any meeting of the Directors or by any person acting as a director, so long as his successor shall not have been duly elected or appointed, shall, notwithstanding that it be afterwards discovered that there was some defect in the election of the directors or such person acting as aforesaid or that they or any of them were disqualified, be as valid as if the directors or such other person, as the case may be, had been duly elected and were or was qualified to be directors or a director of the corporation.

Section 3.04.  Power to Declare Dividends.

(a)  The Board of Directors, from time to time as they may deem advisable, may declare and pay dividends in cash or other property of the corporation, out of any source available for dividends, to the shareholders of each class or series of stock of the corporation according to their respective rights and interests in the investment portfolio of the corporation issuing such class or series of stock.

(b)  The Board of Directors shall cause to be accompanied by a written statement any dividend payment wholly or partly from any source other than

(i)  the accumulated and accrued undistributed net income of each class or series (determined in accordance with generally accepted accounting practice and the rules and regulations of the Securities and Exchange Commission then in effect) and not including profits or losses realized upon the sale of securities or other properties; or

(ii)  the net income of each class or series so determined for the current or preceding fiscal year.

Such statement shall adequately disclose the source or sources of such payment and the basis of calculation and shall be in such form as the Securities and Exchange Commission may prescribe.

(c)  Notwithstanding the above provisions of this Section 3.04, the Board of Directors may at any time declare and distribute pro rata among the shareholders of each class or series of stock a “stock dividend” out of the authorized but unissued shares of stock of each class or series, including any shares previously purchased by a class or series of the corporation.

Section 3.05.  Board Meetings.  Meetings of the Board of Directors may be held from time to time at such time and place within or without the State of Minnesota as may be designated in the notice of such meeting.

Section 3.06.  Calling Meetings, Notice.  A director may call a board meeting by giving ten (10) days notice to all directors of the date, time and place of the meeting; provided that if the day or date, time and place of a board meeting have been announced at a previous meeting of the board, no notice is required.

Section 3.07.  Waiver of Notice.  Notice of any meeting of the Board of Directors may be waived by any director either before, at or after such meeting orally or in a writing signed by such director. A director, by his attendance and participation in the action taken at any meeting of the Board of Directors, shall be deemed to have waived notice of such meeting, except where the director objects at the beginning of the meeting to the transaction of business because the item may not lawfully be considered at that meeting and does not participate at that meeting in the consideration of the item at that meeting.

Section 3.08.  Quorum.  A majority of the directors holding office immediately prior to a meeting of the Board of Directors shall constitute a quorum for the transaction of business at such meeting; provided however, notwithstanding the above, if the Board of Directors is taking action pursuant to the Investment Company Act of 1940, as now enacted or hereafter amended, a majority of directors who are not “interested persons” (as defined by the Investment Company Act of 1940, as now enacted or hereafter amended) of the corporation shall constitute a quorum for taking such action.

Section 3.09.  Advance Consent or Opposition.  A director may give advance written consent or opposition to a proposal to be acted on at a meeting of the Board of Directors. If such director is not present at the meeting, consent or opposition to a proposal does not constitute presence for purposes of determining the existence of a quorum, but consent or opposition shall be counted as a vote in favor of or against the proposal and shall be entered in the minutes or other record of action at the meeting, if the proposal acted on at the meeting is substantially the same or has substantially the same effect as the proposal to which the director has consented or objected. This procedure shall not be used to act on any investment advisory agreement or plan of distribution adopted under Rule 12b-1 of the Investment Company Act of 1940, as amended.

Section 3.10.  Conference Communications.  Any or all directors may participate in any meeting of the Board of Directors, or of any duly constituted committee thereof, by any means of communication through which the directors may simultaneously hear each other during such meeting. For the purposes of establishing a quorum and taking any action at the meeting, such directors participating pursuant to this Section 3.11 shall be deemed present in person at the meeting, and the place of the meeting shall be the place of origination of the conference communication. This procedure shall not be used to act on any investment advisory agreement or plan of distribution adopted under Rule 12b-1 of the Investment Company Act of 1940, as amended.

Section 3.11.  Vacancies; Newly Created Directorships.  Vacancies in the Board of Directors of this corporation occurring by reason of death, resignation, removal or disqualification shall be filled for the unexpired term by a majority of the remaining directors of the Board although less than a quorum; newly created directorships resulting from an increase in the authorized number of directors by action of the Board of Directors as permitted by Section 3.01 may be filled by a two-thirds (2/3) vote of the directors serving at the time of such increase; and each person so elected shall be a director until his successor is elected by the shareholders at their next regular or special meeting; provided, however, that no vacancy can be filled as provided above if prohibited by the provisions of the Investment Company Act of 1940.

Section 3.12.  Removal.  The entire Board of Directors or an individual director may be removed from office, with or without cause, by a vote of the shareholders holding a majority of the shares entitled to vote at an election of directors. In the event that the entire Board or any one or more directors be so removed, new directors shall be elected at the same meeting, or the remaining directors may, to the extent vacancies are not filled at such meeting, fill any vacancy or vacancies created by such removal. A director named by the Board of Directors to fill a vacancy may be removed from office at any time, with or without cause, by the affirmative vote of the remaining directors if the shareholders have not elected directors in the interim between the time of the appointment to fill such vacancy and the time of the removal.

Section 3.13.  Committees.  A resolution approved by the affirmative vote of a majority of the Board of Directors may establish committees having the authority of the board in the management of the business of the corporation to the extent provided in the resolution. A committee shall consist of one or more persons, who need not be directors, appointed by affirmative vote of a majority of the directors present. Committees are subject to the direction and control of, and vacancies in the membership thereof shall be filled by, the Board of Directors.

A majority of the members of the committee present at a meeting is a quorum for the transaction of business, unless a larger or smaller proportion or number is provided in a resolution approved by the affirmative vote of a majority of the directors present.

Section 3.14.  Written Action.  Except as provided in the Investment Company Act of 1940, as amended, any action which might be taken at a meeting of the Board of Directors, or any duly constituted committee thereof, may be taken without a meeting if done in writing and signed by that number of directors or committee members that would be required to take the same action at a meeting of the board or committee thereof at which all directors or committee members were present; provided, however, that any action which also requires shareholder approval may be taken by written action only if such writing is signed by all of the directors or committee members entitled to vote on such matter.

Section 3.15.  Compensation.  Directors shall receive such fixed sum per meeting attended or such fixed annual sum as shall be determined, from time to time, by resolution of the Board of Directors. All directors shall receive their expenses, if any, of attendance at meetings of the Board of Directors or any committee thereof. Nothing herein contained shall be construed to preclude any director from serving this corporation in any other capacity and receiving proper compensation therefor.

ARTICLE IV

OFFICERS

Section 4.01.  Number.  The officers of the corporation shall consist of a Chairman of the Board (if one is elected by the Board), the President, one or more Vice Presidents (if desired by the Board), a Secretary, a Treasurer and such other officers and agents as may, from time to time, be elected by the Board of Directors. Any number of offices may be held by the same person.

Section 4.02.  Election, Term of Office and Qualifications.  The Board of Directors shall elect, from within or without their number, the officers referred to in Section 4.01 of these Bylaws, each of whom shall have the powers, rights, duties, responsibilities and terms in office provided for in these Bylaws or a resolution of the Board not inconsistent therewith. The President and all other officers who may be directors shall continue to hold office until the election and qualification of their successors, notwithstanding an earlier termination of their directorship.

Section 4.03.  Resignation.  Any officer may resign his office at any time by delivering a written resignation to the corporation. Unless otherwise specified therein, such resignation shall take effect upon delivery.

Section 4.04.  Removal and Vacancies.  Any officer may be removed from his office by a majority of the Board of Directors with or without cause. Such removal, however, shall be without prejudice to the contract rights of the person so removed. If there be a vacancy among the officers of the corporation by reason of death, resignation or otherwise, such vacancy shall be filled for the unexpired term by the Board of Directors.

Section 4.05.  Chairman of the Board.  The Chairman of the Board, if one is elected, shall preside at all meetings of the shareholders and directors and shall have such other duties as may be prescribed, from time to time, by the Board of Directors.

Section 4.06.  President.  The President shall have general active management of the business of the corporation. In the absence of the Chairman of the Board, he shall preside at all meetings of the shareholders and directors. He shall be the chief executive officer of the corporation and shall see that all orders and resolutions of the Board of Directors are carried into effect. He shall be ex officio a member of all standing committees. He may execute and deliver, in the name of the corporation, any deeds, mortgages, bonds, contracts or other instruments pertaining to the business of the corporation and, in general, shall perform all duties usually incident to the office of the President. He shall have such other duties as may, from time to time, be prescribed by the Board of Directors.

Section 4.07.  Vice President.  Each Vice President shall have such powers and shall perform such duties as may be specified in the Bylaws or prescribed by the Board of Directors or by the President. In the event of absence or disability of the President, Vice Presidents shall succeed to his power and duties in the order designated by the Board of Directors.

Section 4.08.  Secretary.  The Secretary shall be secretary of, and shall attend, all meetings of the shareholders and Board of Directors and shall record all proceedings of such meetings in the minute book of the corporation. He shall give proper notice of meetings of shareholders and directors. He shall keep the seal of the corporation and shall affix the same to any instrument requiring it and may, when necessary, attest the seal by his signature. He shall perform such other duties as may, from time to time, be prescribed by the Board of Directors or by the President.

Section 4.09.  Treasurer.  The Treasurer shall be the chief financial officer and shall keep accurate accounts of all money of the corporation received or disbursed. He shall deposit all moneys, drafts and checks in the name of, and to the credit of, the corporation in such banks and depositories as a majority of the Board of Directors shall, from time to time, designate. He shall have power to endorse, for deposit, all notes, checks and drafts received by the corporation. He shall disburse the funds of the corporation, as ordered by the Board of Directors, making proper vouchers therefor. He shall render to the President and the directors, whenever required, an account of all his transactions as Treasurer and of the financial condition of the corporation, and shall perform such other duties as may, from time to time, be prescribed by the Board of Directors or by the President.

Section 4.10.  Assistant Secretaries.  At the request of the Secretary, or in his absence or disability, any Assistant Secretary shall have power to perform all the duties of the Secretary, and, when so acting, shall have all the powers of, and be subject to all restrictions upon, the Secretary. The Assistant Secretaries shall perform such other duties as from time to time may be assigned to them by the Board of Directors or the President.

Section 4.11.  Assistant Treasurers.  At the request of the Treasurer, or in his absence or disability, any Assistant Treasurer shall have power to perform all the duties of the Treasurer, and when so acting, shall have all the powers of, and be subject to all the restrictions upon, the Treasurer. The Assistant Treasurers shall perform such other duties as from time to time may be assigned to them by the Board of Directors or the President.

Section 4.12.  Compensation.  The officers of this corporation shall receive such compensation for their services as may be determined, from time to time, by resolution of the Board of Directors.

Section 4.13.  Surety Bonds.  The Board of Directors may require any officer or agent of the corporation to execute a bond (including, without limitation, any bond required by the Investment Company Act of 1940 and the rules and regulations of the Securities and Exchange Commission) to the corporation in such sum and with such surety or sureties as the Board of Directors may determine, conditioned upon the faithful performance of his duties to the corporation, including responsibility for negligence and for the accounting of any of the corporation’s property, funds or securities that may come into his hands. In any such case, a new bond of like character shall be given at least every six years, so that the dates of the new bond shall not be more than six years subsequent to the date of the bond immediately preceding.

ARTICLE V

SHARES AND THEIR TRANSFER AND REDEMPTION

Section 5.01.  Certificate for Shares.

(a)  The corporation may have certificated or uncertificated shares, or both, as designated by resolution of the Board of Directors. Every owner of certificated shares of the corporation shall be entitled to a certificate, to be in such form as shall be prescribed by the Board of Directors, certifying the number of shares of the corporation owned by him. Within a reasonable time after the issuance or transfer of uncertificated shares, the corporation shall send to the new shareholder the information required to be stated on certificates. Certificated shares shall be numbered in the order in which they shall be issued and shall be signed, in the name of the corporation, by the President or a Vice President and by the Secretary or an Assistant Secretary or by such officers as the Board of Directors may designate. Such signatures may be by facsimile if authorized by the Board of Directors. Every certificate surrendered to the corporation for exchange or transfer shall be cancelled, and no new certificate or certificates shall be issued in exchange for any existing certificate until such existing certificate shall have been so cancelled, except in cases provided for in Section 5.08.

(b)  In case any officer, transfer agent or registrar who shall have signed any such certificate, or whose facsimile signature has been placed thereon, shall cease to be such an officer (because of death, resignation or otherwise) before such certificate is issued, such certificate may be issued and delivered by the corporation with the same effect as if he were such officer, transfer agent or registrar at the date of issue.

Section 5.02.  Issuance of Shares.  The Board of Directors is authorized to cause to be issued shares of the corporation up to the full amount authorized by the Articles of Incorporation in such classes or series and in such amounts as may be determined by the Board of Directors and as may be permitted by law. No shares shall be allotted except in consideration of cash or other property, tangible or intangible, received or to be received by the corporation under a written agreement, of services rendered or to be rendered to the corporation under a written agreement, or of an amount transferred from surplus to stated capital upon a share dividend. At the time of such allotment of shares, the Board of Directors making such allotments shall state, by resolution, their determination of the fair value to the corporation in monetary terms of any consideration other than cash for which shares are alloted. No shares of stock issued by the corporation shall be issued, sold or exchanged by or on behalf of the corporation for any amount less than the net asset value per share of the shares outstanding as determined pursuant to Article X hereunder.

Section 5.03.  Redemption of Shares.  Upon the demand of any shareholder, this corporation shall redeem any share of stock issued by it held and owned by such shareholder at the net asset value thereof as determined pursuant to Article X hereunder. The Board of Directors may suspend the right of redemption or postpone the date of payment during any period when: (a) trading on the New York Stock Exchange is restricted or such Exchange is closed for other than weekends or holidays; (b) the Securities and Exchange Commission has by order permitted such suspension; or (c) an emergency as defined by rules of the Securities and Exchange Commission exists, making disposal of portfolio securities or valuation of net assets of the corporation not reasonably practicable.

If following a redemption request by any shareholder of this corporation, the value of such shareholder’s interest in the corporation falls below the required minimum investment, as may be set from time to time by the Board of Directors, the corporation’s officers are authorized, in their discretion and on behalf of the corporation, to redeem such shareholder’s entire interest and remit such amount, provided that such a redemption will only be effected by the corporation following: (a) a redemption by a shareholder, which causes the value of such shareholder’s interest in the corporation to fall below the required minimum investment; (b) the mailing by the corporation to such shareholder of a “notice of intention to redeem”; and (c) the passage of at least sixty (60) days from the date of such mailing, during which time the shareholder will have the opportunity to make an additional investment in the corporation to increase the value of such shareholder’s account to at least the required minimum investment.

Section 5.04.  Transfer of Shares.  Transfer of shares on the books of the corporation may be authorized only by the shareholder named in the certificate, or the shareholder’s legal representative, or the shareholder’s duly authorized attorney-in-fact, and upon surrender of the certificate or the certificates for such shares or a duly executed assignment covering shares held in uncertificated form. The corporation may treat, as the absolute owner of shares of the corporation, the person or persons in whose name shares are registered on the books of the corporation.

Section 5.05.  Registered Shareholders.  The corporation shall be entitled to treat the holder of record of any share or shares of stock as the holder in fact thereof and accordingly shall not be bound to recognize any equitable or other claim to or interest in such share on the part of any other person, whether or not it shall have express or other notice thereof, except as otherwise expressly provided by the laws of Minnesota.

Section 5.06.  Transfer of Agents and Registrars.  The Board of Directors may from time to time appoint or remove transfer agents and/or registrars of transfers of shares of stock of the corporation, and it may appoint the same person as both transfer agent and registrar. Upon any such appointment being made all certificates representing shares of capital stock thereafter issued shall be countersigned by one of such transfer agents or by one of such registrars of transfers or by both and shall not be valid unless so countersigned. If the same person shall be both transfer agent and registrar, only one countersignature by such person shall be required.

Section 5.07.  Transfer Regulations.  The shares of stock of the corporation may be freely transferred, and the Board of Directors may from time to time adopt rules and regulations with reference to the method of transfer of shares of stock of the corporation.

Section 5.08.  Lost, Stolen, Destroyed and Mutilated Certificates.  The holder of any stock of the corporation shall immediately notify the corporation of any loss, theft, destruction or mutilation of any certificate therefor, and the Board of Directors may, in its discretion, cause to be issued to him a new certificate or certificates of stock, upon the surrender of the mutilated certificate or in case of loss, theft or destruction of the certificate upon satisfactory proof of such loss, theft or destruction. A new certificate or certificates of stock will be issued to the owner of the lost, stolen or destroyed certificate only after such owner, or his legal representatives, gives to the corporation and to such registrar or transfer agent as may be authorized or required to countersign such new certificate or certificates a bond, in such sum as they may direct, and with such surety or sureties, as they may direct, as indemnity against any claim that may be made against them or any of them on account of or in connection with the alleged loss, theft or destruction of any such certificate.

ARTICLE VI

DIVIDENDS

Section 6.01.  The net investment income of each class or series of the corporation will be determined, and its dividends shall be declared and made payable at such time(s) as the Board of Directors shall determine; dividends shall be payable to shareholders of record as of the date of declaration.

It shall be the policy of each class or series of the corporation to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code, so that such class or series will not be subjected to federal income tax on such part of its income or capital gains as it distributes to shareholders.

ARTICLE VII

BOOKS AND RECORDS, AUDIT, FISCAL YEAR

Section 7.01.  Share Register.  The Board of Directors of the corporation shall cause to be kept at its principal executive office, or at another place or places within the United States determined by the board:

(1)	a share register not more than one year old, containing the names and addresses of the shareholders and the number and classes or series of shares held by each shareholder; and

(2)	a record of the dates on which certificates or transaction statements representing shares were issued.

Section 7.02.  Other Books and Records.  The Board of Directors shall cause to be kept at its principal executive office, or, if its principal executive office is not in Minnesota, shall make available at its registered office within ten days after receipt by an officer of the corporation of a written demand for them made by a shareholder or other person authorized by Minnesota Statutes Section 302A.461, originals or copies of:

(1)	records of all proceedings of shareholders for the last three years;

(2)	records of all proceedings of the Board of Directors for the last three years;

(3)	its articles and all amendments currently in effect;

(4)	its bylaws and all amendments currently in effect;

(5)

financial statements required by Minnesota Statutes Section 302A.463 and the financial statement for the most recent interim period prepared in the course of the operation of the corporation for distribution to the shareholders or to a governmental agency as a matter of public record;

(6)	reports made to shareholders generally within the last three years;

(7)	a statement of the names and usual business addresses of its directors and principal officers;

(8)	any shareholder voting or control agreements of which the corporation is aware; and

(9)	such other records and books of account as shall be necessary and appropriate to the conduct of the corporate business.

Section 7.03.  Audit; Accountant.

(a)  The Board of Directors shall cause the records and books of account of the corporation to be audited at least once in each fiscal year and at such other times as it may deem necessary or appropriate.

(b)  The corporation shall employ an independent public accountant or firm of independent public accountants to examine the accounts of the corporation and to sign and certify financial statements filed by the corporation. The independent accountant’s certificates and reports shall be addressed both to the Board of Directors and to the shareholders.

Section 7.04.  Fiscal Year.  The fiscal year of the corporation shall be determined by the Board of Directors.

ARTICLE VIII

INDEMNIFICATION OF CERTAIN PERSONS

Section 8.01.  The corporation shall indemnify such persons, for such expenses and liabilities, in such manner, under such circumstances, and to such extent as permitted by Section 302A.521 of the Minnesota Statutes, as now enacted or hereafter amended, provided, however, that no such indemnification may be made if it would be in violation of Section 17(h) of the Investment Company Act of 1940, as now enacted or hereinafter amended.

ARTICLE IX

VOTING OF STOCK HELD

Section 9.01.  Unless otherwise provided by resolution of the Board of Directors, the President, any Vice President, the Secretary or the Treasurer, may from time to time appoint an attorney or attorneys or agent or agents of the corporation, in the name and on behalf of the corporation, to cast the votes which the corporation may be entitled to cast as a stockholder or otherwise in any other corporation or association, any of whose stock or securities may be held by the corporation, at meetings of the holders of the stock or other securities of any such other corporation or association, or to consent in writing to any action by any such other corporation or association, and may instruct the person or persons so appointed as to the manner of casting such votes or giving such consent, and may execute or cause to be executed on behalf of the corporation and under its corporate seal, or otherwise, such written proxies, consents, waivers or other instruments as it may deem necessary or proper; or any of such officers may themselves attend any meeting of the holders of stock or other securities of any such corporation or association and thereat vote or exercise any or all other rights of the corporation as the holder of such stock or other securities of such other corporation or association, or consent in writing to any action by any such other corporation or association.

ARTICLE X

VALUATION OF NET ASSET VALUE

Section 10.01.  The net asset value per share of each class or series of stock of the corporation shall be determined in good faith by or under supervision of the officers of the corporation as authorized by the Board of Directors as often and on such days and at such time(s) as the Board of Directors shall determine, or as otherwise may be required by law, rule, regulation or order of the Securities and Exchange Commission.

ARTICLE XI

CUSTODY OF ASSETS

Section 11.01.  All securities and cash owned by this corporation shall, as hereinafter provided, be held by or deposited with a bank or trust company having (according to its last published report) not less than Two Million Dollars ($2,000,000) aggregate capital, surplus and undivided profits (the “Custodian”).

This corporation shall enter into a written contract with the custodian regarding the powers, duties and compensation of the Custodian with respect to the cash and securities of this corporation held by the Custodian. Said contract and all amendments thereto shall be approved by the Board of Directors of this corporation. In the event of the Custodian’s resignation or termination, the corporation shall use its best efforts promptly to obtain a successor Custodian and shall require that the cash and securities owned by this corporation held by the Custodian be delivered directly to such successor Custodian.

ARTICLE XII

AMENDMENTS

Section 12.01.  These Bylaws may be amended or altered by a vote of the majority of the Board of Directors at any meeting provided that notice of such proposed amendment shall have been given in the notice given to the directors of such meeting. Such authority in the Board of Directors is subject to the power of the shareholders to change or repeal such bylaws by a majority vote of the shareholders present or represented at any regular or special meeting of shareholders called for such purpose, and the Board of Directors shall not make or alter any Bylaws fixing a quorum for meetings of shareholders, prescribing procedures for removing directors or filling vacancies in the Board of Directors, or fixing the number of directors or their classifications, qualifications or terms of office, except that the Board of Directors may adopt or amend any Bylaw to increase or decrease their number.

ARTICLE XIII

MISCELLANEOUS

Section 13.01.  Interpretation.  When the context in which words are used in these Bylaws indicates that such is the intent, singular words will include the plural and vice versa, and masculine words will include the feminine and neuter genders and vice versa.

Section 13.02.  Article and Section Titles.  The titles of Sections and Articles in these Bylaws are for descriptive purposes only and will not control or alter the meaning of any of these Bylaws as set forth in the text.

(d)

Investment Advisory Contract

[Company name changed to Sit Mutual Funds II, Inc.]

INVESTMENT MANAGEMENT AGREEMENT

This Agreement, made as of this 1st day of November 1992, by and between Sit “New Beginning” Tax-Free Income Fund, Inc., a Minnesota corporation (the “Company”), on behalf of each portfolio represented by a series of shares of common stock of the Company that adopts this Agreement (the “Funds”) (the Funds, together with the date each Fund adopts this Agreement, are set forth in Exhibit A hereto, which shall be updated from time to time to reflect additions, deletions or other changes thereto), and Sit Investment Associates, Inc., a Minnesota corporation (“SIA”).

WITNESSETH:

1.   INVESTMENT MANAGEMENT SERVICES.

(a)  The Company hereby engages SIA on behalf of the Funds, and SIA hereby agrees to act, as investment adviser for, and to manage the investment of the assets of, the Funds.

(b)  The investment of the assets of each Fund shall at all times be subject to the applicable provisions of the Articles of Incorporation, Bylaws, Registration Statement and current Prospectus and the Statement of Additional Information of the Company and each Fund and shall conform to the policies and purposes of each Fund as set forth in such documents and as interpreted from time to time by the Board of Directors of the Company. Within the framework of the investment policies of each Fund, and except as otherwise permitted by this Agreement, SIA shall have the sole and exclusive responsibility for the management of each Fund’s investment portfolio and for making and executing all investment decisions for each Fund. SIA shall report to the Board of Directors regularly at such times and in such detail as the Board may from time to time determine appropriate, in order to permit the Board to determine the adherence of SIA to the investment policies of the Funds.

(c)  SIA shall, at its own expense, furnish all office facilities, equipment and personnel necessary to discharge its responsibilities and duties hereunder. SIA shall arrange, if requested by the Company, for officers or employees of SIA to serve without compensation from any Fund as directors, officers, or employees of the Company if duly elected to such positions by the shareholders of the applicable Funds or directors of the Company.

(d)  SIA hereby acknowledges that all records pertaining to each Fund’s investments are the property of the Company, and in the event that a transfer of investment management services to someone other than SIA should ever occur, SIA will promptly, and at its own cost, take all steps necessary to segregate such records and deliver them to the Company.

(e)  SIA shall not be liable hereunder for any loss suffered by any Fund in connection with the matters to which this Agreement relate, except losses resulting from willful misfeasance, bad faith or gross negligence on the part of SIA in the performance of its obligations and duties or by reason of its reckless disregard of its obligations and duties under this Agreement.

2.   COMPENSATION FOR SERVICES.

In payment for the investment advisory and management services to be rendered by SIA hereunder, each Fund shall pay to SIA a fee, which fee shall be paid to SIA on a monthly basis not later than the fifth business day of the month following the month in which said services were rendered. The fee payable by each Fund shall be as set forth in Exhibit A hereto. The fee payable by each Fund shall be based on the average of the net asset values of all of the issued and outstanding shares of the Fund as determined as at the close of each business day of the month pursuant to the Articles of Incorporation, Bylaws, and currently effective Prospectus and Statement of Additional Information of the Company and the Fund.

3.   ALLOCATION OF EXPENSES.

The provisions governing the allocation of expenses between each Fund and SIA shall be set forth in Exhibit A hereto.

4.   FREEDOM TO DEAL WITH THIRD PARTIES.

SIA shall be free to render services to others similar to those rendered under this Agreement or of a different nature except as such services may conflict with the services to be rendered or the duties to be assumed hereunder.

5.   EFFECTIVE DATE, DURATION, TERMINATION, AMENDMENT OF AGREEMENT.

(a)  The effective date of this Agreement with respect to each Fund shall be the date set forth on Exhibit A hereto, which date shall not precede the date that this Agreement is approved by a vote of the holders of at least a majority of the outstanding voting securities of such Fund.

(b)  Unless sooner terminated as hereinafter provided, this Agreement shall continue in effect with respect to each Fund for a period more than two years from the date of its execution but only as long as such continuance is specifically approved at least annually by (i) the Board of Directors of the Company or by the vote of a majority of the outstanding voting securities of the applicable Fund, and (ii) by the vote of a majority of the directors of the Company who are not parties to this Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended) of SIA or of the Company cast in person at a meeting called for the purpose of voting on such approval.

(c)  This Agreement may be terminated with respect to any Fund at any time, without the payment of any penalty, by the Board of Directors of the Company or by the vote of a majority of the outstanding voting securities of such Fund, or by SIA, upon 60 days’ written notice to the other party.

(d)  This Agreement shall automatically terminate in the event of its “assignment” (as defined in the Investment Company Act of 1940, as amended).

(e)  No amendment to this Agreement shall be effective until approved by the vote of: (i) a majority of the directors of the Company who are not parties to this Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended) of SIA or of the Company cast in person at a meeting called for the purpose of voting on such approval; and (ii) a majority of the outstanding voting securities of the applicable Fund.

(f)  Wherever referred to in this Agreement, the vote or approval of the holders of a majority of the outstanding voting securities or shares of a Fund shall mean the lesser of (i) the vote of 67% or more of the voting securities of such Fund present at a regular or special meeting of shareholders duly called, if more than 50% of the Fund’s outstanding voting securities are present or represented by proxy, or (ii) the vote of more than 50% of the outstanding voting securities of such Fund.

6.   NOTICES.

Any notice under this Agreement shall be in writing, addressed, delivered or mailed, postage prepaid, to the other party at such address as such other party may designate in writing for receipt of such notice.

7.   INTERPRETATION; GOVERNING LAW.

This Agreement shall be subject to and interpreted in accordance with all applicable provisions of law including, but not limited to, the Investment Company Act of 1940, as amended, and the rules and regulations promulgated thereunder. To the extent that the provisions herein contained conflict with any such applicable provisions of law, the latter shall control. The laws of the State of Minnesota shall otherwise govern the construction, validity and effect of this Agreement.

IN WITNESS WHEREOF, the Fund and SIA have caused this Agreement to be executed by their duly authorized officers as of the day and year first above written.

SIT “NEW BEGINNING” TAX-FREE INCOME FUND, INC.
By	/s/ Jean S. Taylor
Its	Vice President and Treasurer

SIT INVESTMENT ASSOCIATES, INC.
By	/s/ Eugene C. Sit
Its	President

EXHIBIT A

to

INVESTMENT MANAGEMENT AGREEMENT

FUND	EFFECTIVE DATE	ANNUAL MANAGEMENT FEE (as a % of average daily net assets)

Sit Tax-Free Income Fund (Series A)	November 1, 1992	.80% (1)

Sit Minnesota Tax-Free Income Fund (Series B)	October 20, 1993	.80% (1)

[Fund Terminated on 4/28/2005]

Sit High Income Municipal Bond Fund (Series D)	December 31, 2006	.60% (2)

(1)

Except for extraordinary expenses (as so designated by a majority of the directors of the Company, including a majority of said directors who are not “interested persons” of the Company or of SIA, as defined in the Investment Company Act of 1940, as amended), interest, brokerage commissions and other transaction charges relating to investing activities incurred by the Company on behalf of each aforementioned Fund, SIA shall bear all of each Fund’s expenses.

(2)	The Fund shall bear all of its expenses.

IN WITNESS WHEREOF, the Company and SIA have caused this Exhibit A to the Investment Management Agreement dated as of November 1, 1992 between the Company and SIA to be executed as of October 23, 2006.

SIT MUTUAL FUNDS II, INC.
By	/s/ Paul E. Rasmussen
Its	Vice President

SIT INVESTMENT ASSOCIATES, INC.
By	/s/ Eugene C. Sit
Its	Chairman

(h.1.)

Other Material Contracts:

Transfer Agency and Services Agreement

AMENDMENT TO THE TRANSFER AGENCY AND SERVICES AGREEMENT

This Amendment dated December 18, 2006 (the “Amendment”) is made to the Transfer Agency and Services Agreement dated December 31, 1995 (as amended and supplemented, the “Agreement”) by and between Sit Mutual Funds II, Inc. (the “Company”) and PFPC Inc. (“PFPC”).

For valuable consideration the receipt and sufficiency of which the parties hereto hereby acknowledge, the Company and PFPC hereby agree that, as of the date of this Amendment, the Agreement shall (without any further action by either of the parities hereto) be amended as follows:

1.	Exhibit 1 to the Agreement is deleted in its entirety and replaced with the attached Amended Exhibit 1.

2.	Except to the extent amended hereby, the Agreement shall remain unchanged and in full force and effect and is hereby ratified and confirmed in all respects as amended hereby.

IN WITNESS WHEREOF, the parties hereto have caused this Amendment to be executed by their duly authorized officers, as of the day and year first above written.

PFPC INC.

By:

Name/Title:

SIT MUTUAL FUNDS II, INC.

By:	/s/ Paul E. Rasmussen
Paul E. Rasmussen Vice President

TRANSFER AGENCY AND SERVICES AGREEMENT

EXHIBIT 1

Sit Mutual Funds II, Inc.

List of Portfolios

Sit Tax-Free Income Fund (Series A)

Sit Minnesota Tax-Free Income Fund (Series B)

Sit High Income Municipal Bond Fund (Series D) *

Dated December 18, 2006

(h.2)

Other Material Contracts:

Accounting Services Agreement

AMENDMENT TO THE ACCOUNTING SERVICES AGREEMENT

This Amendment dated December 18, 2006 (the “Amendment”) is made to the Accounting Services Agreement dated April 1, 1996 (as amended and supplemented, the “Agreement”) by and between Sit Mutual Funds II, Inc. (the “Company”) and PFPC Inc. (“PFPC”).

For valuable consideration the receipt and sufficiency of which the parties hereto hereby acknowledge, the Company and PFPC hereby agree that, as of the date of this Amendment, the Agreement shall (without any further action by either of the parities hereto) be amended as follows:

3.	Schedule A to the Agreement is deleted in its entirety and replaced with the attached Amended Exhibit 1.

4.	Except to the extent amended hereby, the Agreement shall remain unchanged and in full force and effect and is hereby ratified and confirmed in all respects as amended hereby.

IN WITNESS WHEREOF, the parties hereto have caused this Amendment to be executed by their duly authorized officers, as of the day and year first above written.

PFPC INC.

By:

Name/Title:

SIT MUTUAL FUNDS II, INC.

By:	/s/ Paul E. Rasmussen
Paul E. Rasmussen Vice President

ACCOUNTING SERVICES AGREEMENT

Schedule A

Sit Mutual Funds II, Inc.

List of Portfolios

Sit Tax-Free Income Fund (Series A)

Sit Minnesota Tax-Free Income Fund (Series B)

Sit High Income Municipal Bond Fund (Series D)

Dated December 18, 2006

(h.3.)

Other Material Contracts:

Administrative Services Agreement

ADMINISTRATIVE SERVICES AGREEMENT FOR

Sit Mutual Funds II, Inc. – Sit High Income Municipal Bond Fund series D

TO:	Sit Mutual Funds II, Inc.

Ladies and Gentlemen:

For the mutual promises contained herein and other good and valuable consideration, we enter into this Agreement with you for the provision of administrative support services to certain investors in shares (the “Shares”) of Sit High Income Municipal Bond Fund a series issued by Sit Mutual Funds II, Inc. (the “Fund”) who are also our clients investing through our Select External Managers Program (“Customers”) in Shares of the Fund. The terms and conditions of this Administrative Services Agreement are as follows.

1.	You will pay us for the services rendered under this Agreement the fees set forth in Exhibit A.

2.

We will provide one or more of the following support services to Customers: (i) aggregating and processing purchase and redemption requests for Shares from Customers and placing purchase and redemption orders for Shares with the Fund’s transfer agent; (ii) providing Customers with a service that invests the assets of their accounts in Shares pursuant to specific or pre-authorized instructions; (iii) processing dividend payments from the Fund on behalf of Customers provided we are in receipt of such payments and per/share information; (iv) providing information periodically to Customers showing their positions in the Fund’s Shares; (v) arranging for bank wire transfer of funds to or from a Customer’s account into or from the Fund; (vi) responding to inquiries from Customers relating to the services performed under this Agreement; (vii) forwarding to Customers proxy statements and proxies provided to us by you containing any proposals regarding the Fund; and (viii) providing such other similar services as the parties hereto may mutually agree. It is understood that not all Customers may require or wish to avail themselves of any or all of these services. We will provide such office space and equipment, telephone facilities, and personnel (which may be any part of the space, equipment, and facilities currently used in our business, or any personnel employed by us) as may be reasonably necessary or beneficial in order to provide such services to Customers. The parties acknowledge and agree that the support services are not distribution services or the services of an underwriter or a principal underwriter of any Fund within the meaning of the Securities Act of 1933, as amended or the Investment Company Act of 1940, as amended.

3.

We will act solely as an agent for, upon the order of, and for the account of, the Customers. In no transaction shall we have any authority to act as agent for the Fund or for you. We understand that the Shares will be made available to our Customers only at the public offering price determined in the manner described in the applicable Prospectuses.

4.

We represent, warrant and agree that in no event will any of the services provided by us hereunder be primarily intended to result in the sale of Shares. We further agree, that for each Fund account held in our name, we will provide you, upon request, with the account market value at quarter end and data concerning the number of underlying accounts. Notwithstanding the foregoing, our obligation to provide you with this information will be limited to the extent we are permitted by law to divulge such information to you and to the extent that such information is within our possession and can be provided without undue cost or expense. To the extent you hold our Customers’ Shares in an omnibus account, we agree (i) to provide you promptly upon written request with the taxpayer identification number of Customers that purchased, redeemed, transferred, or exchanged shares of the Fund, and the amount and dates of such Customers’ purchases, redemptions, transfers, and exchanges; and (ii) to execute any instructions from the Fund to restrict or prohibit further purchases or exchanges of Shares of the Fund by Customers who have been identified by the Fund as having engaged in transactions of Fund Shares through our omnibus account that violate policies established by the Fund for the purpose of eliminating or reducing any dilution of the value of the outstanding securities issued by the Fund. We will assist you in distributing to our representatives periodic statements which you may prepare from time to time showing the aggregate average net assets value of Shares in the Funds with which they are credited on your records.

5.

Each party hereby represents and warrants to the other that: (a) it is a corporation, partnership, national association or other entity duly organized and validly existing in good standing under the laws of the jurisdiction in which it is organized; (b) the execution and delivery of this Agreement and the performance of the transactions contemplated hereby have been duly authorized by all necessary action and all other authorizations and approvals (if any) required for the lawful execution and delivery of this Agreement and the performance hereunder have been obtained; and (c) upon execution and delivery by it, and assuming due and valid execution by the other party, this Agreement will constitute a valid and binding agreement, enforceable against it in accordance with its terms.

6.

Each party agrees that the other party, its directors, officers, employees, shareholders and agents shall not be liable for any error of judgment or mistake of law or for any loss suffered in connection with the performance of a parties obligations and duties under this Agreement, except a loss resulting from its willful misfeasance, bad faith or negligence in the performance of such obligations and duties, or by its reckless disregard thereof.

Neither party may assert any cause of action against the other party under this Agreement that accrued more than two years prior to the filing of the suit (or commencement of arbitration proceedings) alleging such cause of action.

Each party shall have the duty to mitigate damages for which the other party may become responsible.

Notwithstanding anything in this Agreement to the contrary, in no event shall either party, its affiliates or any of its or their directors, officers, employees agents or subcontractors be liable to the other party under any theory of tort, contract, strict liability or other legal or equitable theory for lost profits, exemplary, punitive, special, incidental, indirect or consequential damages, each of which is hereby excluded by agreement of the parties regardless of whether such damages were foreseeable or whether either party or any entity has been advised of the possibility of such damages.

7.

Each party agrees to indemnify and hold the other party, its affiliates and the Fund and its affiliates (including all officers, trustees, directors, employees and agents thereof) (an “Indemnified Party”) harmless from and against any and all claims, losses, demands, liabilities or expenses (including reasonable attorney’s fees) of any sort or kind which may be asserted against an Indemnified Party for actions resulting from, or caused by the willful misfeasance, bad faith or negligence by it in the performance of its duties hereunder.

8.

We may terminate this Agreement by notice in writing to you, which termination shall become effective sixty (60) days after the date of mailing such notice to you. You may terminate this Agreement for cause on violation by us of any of the material provisions of this Agreement, said termination to become effective on the date of mailing notice to us of such termination. Waiver of any breach of any provision of this Agreement will not be construed as a waiver of the provision or of your right to enforce said provision thereafter. Your failure to terminate for any cause shall not constitute a waiver of your right to terminate at a later date for any such cause. All notices hereunder shall be to the respective parties at the addresses listed hereon, unless changed by notice given in accordance with this Agreement.

9.

This Agreement shall become effective as of the date when it is executed and dated by you below and shall be in substitution of any prior agreement between you and us covering the Fund. This Agreement and all the rights and obligations of the parties hereunder shall be governed by and construed under the laws of the State of New York. This Agreement is not assignable or transferable, except that you may assign or transfer this Agreement to any successor firm or corporation which becomes the Distributor of the Fund. Notwithstanding any termination of this Agreement, you will remain obligated to pay us the compensation under Section 2 as to each share of any Fund that was considered in the calculation of the compensation as of the date of termination (each, a “Pre-Termination Share”), for so long as such Pre-Termination Share is held in any Customer account and we continue to perform our obligations under this Agreement related to such Pre-Termination Shares. Further, for so long as we continue to perform the services as to such Pre-Termination Shares, this Agreement will otherwise remain in full force and effect as to such Pre-Termination Shares. You will reimburse us promptly for any reasonable expenses that we incur in effecting any termination of this Agreement, including delivery to you of any records, instruments, or documents requested by you, the administrator, the Fund or any of your or their agents.

10

Notwithstanding anything in this Agreement to the contrary, each party agrees that any Nonpublic Personal Information, as defined under Section 248.3(t) of the Securities and Exchange Commission’s Regulation S-P (“Regulation S-P”), or Part 40 of the Office of the Comptroller of the Currency Regulation (“OCC Regulation”), both promulgated under the Gramm-Leach-Bliley Act (the “Act”), disclosed hereunder is for the specific purpose of permitting us to perform the services set forth in this Agreement. Each party agrees that, with respect to such information, it will comply with OCC Regulation and the Act and that it will not disclose any Nonpublic Personal Information received in connection with this Agreement, to any other party, except to the extent as necessary to carry out the services set forth in this Agreement or as otherwise permitted by OCC Regulation or the Act.

Each Party recognizes the importance of the other’s Confidential Information. Confidential Information” means any information that either party discloses (the “Disclosing Party”), whether in writing, electronically or orally, to the other party (the “Receiving Party”) whether in tangible or intangible form. By way of example and not limitation, Confidential Information includes: (i) any information concerning a party’s, its agents or licensors’ technology, such as systems, source code, databases, hardware, software, programs, applications, engine protocols, routines, models, displays and manuals, including, without limitation, the selection, coordination, and arrangement of the contents thereof; and (ii) any information concerning a party’s, its agents or licensors’ financial or business plans or operations, such as research activities and plans, marketing or sales plans, pricing or pricing strategies, operational techniques, internal controls, compliance policies, methods of operation, security procedures, strategic plans, unpublished financial information, including information concerning revenues, profits and profit margins means all disclosed data information however collected or received, including without limitation, through “cookies,” Web bugs or non-electronic means pertaining to or identifiable to the Disclosing Party’s client(s), Customers or prospective client(s), including without limitation, name, address, email address, taxpayer identification number or social security number, passwords, personal financial information, personal preferences; demographic data; marketing data; data about securities transactions; credit data, or any other identification data. In particular, each party recognizes and agrees that the Confidential Information of the other is critical to their respective businesses and that neither party would enter into this Agreement without assurance that such information and the value thereof will be protected as provided in this Section and elsewhere in this Agreement. Accordingly, each party agrees as follows: (a) The Receiving Party will hold any and all Confidential Information it obtains in strictest confidence and will use and permit use of Confidential Information solely for the purposes of this Agreement. Without limiting the foregoing, the Receiving Party shall use at least the same degree of care, but no less than reasonable care, to avoid disclosure or use of this Confidential Information as the Receiving Party employs with respect to its own Confidential Information of a like importance; (b) The Receiving Party may disclose or provide access to its responsible employees who have a need to know and may make copies of Confidential Information only to the extent reasonably necessary to carry out its obligations hereunder; (c) The Receiving Party currently has, and in the future will maintain in effect and enforce, rules and policies to protect against access to or use or disclosure of Confidential Information other than in accordance with this Agreement, including without limitation written instruction to and agreements with employees and agents who are bound by an obligation of confidentiality no less stringent than set forth in this Agreement to ensure that such employees and agents protect the confidentiality of Confidential Information. The Receiving Party expressly will instruct its employees and agents not to disclose Confidential Information to third parties, including without limitation customers, subcontractors or consultants, without the Disclosing Party’s prior written consent; and (d) The Receiving Party will notify the Disclosing Party immediately of any unauthorized disclosure or use, and will cooperate with the Disclosing Party to protect all proprietary rights in and ownership of its Confidential Information.

This Section 10 shall not prohibit or limit the Receiving Party’s use, disclosure, reproduction or dissemination of the Disclosing Party’s Confidential Information which: (a) is or becomes public domain information or material through no fault or breach on the part of the Receiving Party; (b) as demonstrated by the written records of the Receiving Party, was already lawfully known (without restriction on disclosure) to the Receiving Party prior to the information being disclosed to the Receiving Party by the Disclosing Party or any representative of the Disclosing Party; (c) has been or is hereafter rightfully furnished to the Receiving Party without restriction on disclosure by a third person lawfully in possession thereof; (d) has been independently developed, by or for the Receiving Party, without reference to the Disclosing Party’s Confidential Information; or (e) is required to be disclosed, but only to the extent required, by court order, or pursuant to applicable law, regulation or self-regulatory organization rules, provided that the Receiving Party notifies the Disclosing Party so that the Disclosing Party may have a reasonable opportunity to obtain a protective order or other form of protection against disclosure. Notwithstanding any such compelled disclosure by the Receiving Party, such compelled disclosure will not otherwise affect the Receiving Party’s obligations hereunder with respect to Confidential Information so disclosed.

Each party represents, covenants, and warrants that at all times during and after the termination of this Agreement, each party shall use, handle, collect, maintain and safeguard the Confidential Information only in compliance with: (i) the confidentiality and non-disclosure requirements of this Agreement; and (ii) all applicable laws, policies and regulations (including but not limited to applicable laws, policies and regulations related to spamming, privacy, and consumer protection).

Each party will maintain and enforce safety and physical security procedures with respect to access and maintenance of Confidential Information that are (a) at least equal to industry standards for such types of locations and (b) which provide reasonably appropriate technical and organizational safeguards against accidental or unlawful destruction, loss, alteration or unauthorized disclosure or access of Confidential Information and all other data owned by either party and accessible by the other party, the administrator, or Fund under this Agreement.

Each party acknowledges that any breach of this Section 10 would result in immediate and irreparable harm for which monetary damages would be inadequate. Accordingly, either party will be entitled to equitable relief to remedy any threatened or actual breach of this Section 10 by the other party, as well as such other relief as any court of competent jurisdiction deems appropriate.

11.

Each party represents and covenants that it has and shall maintain policies and procedures in place in order to comply with the provisions of the Money Laundering Abatement Act, US Patriot Act and the Bank Secrecy Act, and any other Anti-Money Laundering law, rule or regulation appropriate to its business.

12.	You hereby represent that the Fund has waived the minimum initial investment requirement for shares.

UNITED STATES TRUST COMPANY NATIONAL ASSOCIATION

BY:	/s/ Deborah L. Bailey

Printed Name:	Deborah L. Bailey, Managing Director

Date:	12/29/06

Firm Address:		114 West 47th Street New York, NY 10036
Telephone Number:		(212) 852-3531

Sit Mutual Funds II, Inc.

BY:	/s/ Paul E. Rasmussen

Printed Name:	Paul E. Rasmussen, Vice President

Date:	12/30/06

Firm Address:		3300 IDS Center 80 South Eighth Street Minneapolis, MN 55402
Telephone Number:		612-332-3223

EXHIBIT A

Compensation

The following terms shall have the meanings defined below:

a.           “Daily Value” shall mean the Net Asset Value (“NAV”) reported to us by the Funds through the NSCC’s Mutual Fund Profile Service (the “Profile Service”) or, if the NAV is not available through the Profile Service, through other mutually agreeable means.

b.           “Qualifying Shares” shall mean all shares of the Fund purchased through and held in an account established by us with the Fund during the term of this Agreement.

c.	“Fee Rate” shall be 15 bps. (0.15%)

2.           The Fee for the Fund shall be calculated each month by multiplying the average Daily Value of the Qualifying Shares for the month held in our accounts multiplied by the Fee Rate. The Fee shall be paid monthly.

(i)

Opinion and Consent of Dorsey & Whitney, LLP

DORSEY & WHITNEY LLP

Sit Mutual Funds II, Inc.

3300 IDS Center

80 South Eighth Street

Minneapolis, MN 55402

Ladies and Gentlemen:

We have acted as counsel to Sit Mutual Funds II, Inc., a Minnesota corporation (the “Corporation”), in connection with a Registration Statement on Form N-1A (the “Registration Statement”) relating to the sale by the Corporation of an indefinite number of shares of the Series D Common Shares (the “Sit High Income Municipal Bond Fund”), par value $.01 per share, of the Corporation, including both Class I Shares and Class U Shares of Series D (the “Shares”).

We have examined such documents and have reviewed such questions of law as we have considered necessary and appropriate for the purposes of our opinions set forth below. In rendering out opinions set forth below, we have assumed the authenticity of all documents submitted to us as originals, the genuineness of all signatures and the conformity to authentic originals of all documents submitted to us as copies. We have also assumed the legal capacity for all purposes relevant hereto of all natural persons and, with respect to all parties to agreements or instruments relevant hereto other than the Corporation, that such parties had the requisite power and authority (corporate or otherwise) to execute, deliver and perform such agreements or instruments, that such agreements or instruments have been duly authorized by all requisite action (corporate or otherwise), executed and delivered by such parties and that such agreements or instruments are the valid, binding and enforceable obligations of such parties. As to questions of fact material to our opinions, we have relied upon certificates and certifications of officers of the Corporation and of public officials. We have also assumed that the Shares will be issued and sold as described in the Registration Statement.

Based on the foregoing, we are of the opinion that upon issuance, delivery and payment for the Shares as described in the Registration Statement, the Shares will be validly issued, fully paid and nonassessable.

We hereby consent to the filing of this opinion as an exhibit to the Registration Statement and to the reference to our firm under the caption “OTHER INFORMATION – Custodian; Counsel; Accountants” in the Statement of Additional Information which constitutes a part of the Registration Statement.

Dated:	November 17, 2006

Very truly yours,

/s/ Dorsey & Whitney LLP

Dorsey & Whitney LLP

MJR

(n)

Rule 18f-3 Plan

MULTIPLE CLASS PLAN

SIT MUTUAL FUNDS II, INC.

Sit High Income Municipal Bond Fund (series D)

MULTIPLE CLASS PLAN

This Multiple Class Plan (“Plan”) is adopted by Sit Mutual Funds II, Inc., (the “Company”) a Minnesota Corporation and the issuer of the series of shares of common stock representing the open-end management investment company Sit High Income Municipal Bond Fund (series D) (the “Fund”) with respect to the classes of shares (individually a “Class” and together “Classes”) of the Fund set forth in Exhibit A.

1.	Purpose

This Plan is adopted pursuant to Rule 18f-3 under the Investment Company Act of 1940, as amended (the “1940 Act”), so as to allow the Fund to issue more than one Class of shares in reliance on Rule 18f-3 and to make payments as contemplated herein.

2.	Separate Arrangements/Class Differences
a)	Designation of Classes: The Fund offers two Classes of shares: Class U shares and Class I shares.

b)

Class Characteristics: Each class of the Fund’s shares will represent interests in the same portfolio of investments and will be identical in all respects to the other class, except as set forth in this Plan. The basic characteristics of each Class are:

i)	Class I Shares:
•	Class I shares do not pay a servicing fee.

ii)	Class U Shares:
•

Class U shares are subject to a servicing fee calculated as a percentage of the average daily net asset value of the Class U Shares. The servicing fee for Class U shares will be used to pay the financial intermediary through which the shareholder purchased the shares or to other qualified recipients.

c)	Minimum Investment Amounts: The applicable minimum initial investment for each Class of the Fund is set forth in the Fund’s prospectus and Exhibit A.

d)

Voting Rights: Shareholders of each Class are entitled to one vote for each share held on the record date for any action requiring a vote by the shareholders. Shareholders of the Fund will vote in the aggregate and not by Class except (i) as otherwise expressly required by law or when the Board of Directors of the Fund determines that the matter to be voted upon affects only the interests of the shareholders of a particular Class, and (ii) with respect to matters related to any shareholder servicing plan or distribution plan adopted by the Board of Directors of the Fund with respect to such Class.

3.	Fees and Expense Allocations
a)	Fees: Each Class may have a different arrangement for shareholder and distribution services.

b)	Expense Allocations:

Expenses may be attributable to a particular Class of shares (“Class Expenses”). Class Expenses are charged directly to the net assets of the particular Class and, thus, are borne on a pro rata basis by the outstanding shares of that Class. Fees and expenses that are not Class Expenses are allocated among the Classes on the basis of their respective net asset values. Class U shares are subject to a servicing fee calculated as a percentage of the average daily net asset value of the Class U Shares. The servicing fee for Class U shares will be used to pay the financial intermediary through which the shareholder purchased the shares or to other qualified recipients. Class I shares are not subject to a servicing fee.

c)	Waiver: The Fund’s Adviser may agree to waive the fees and/or reimburse the Class Expenses of any Class.

4.	Exchange Features

The exchange privileges of any Class, if any, shall be described in the prospectus of such Class.

5.	Conversion Features

Class I shares of the Fund will be converted into Class U shares of the Fund, and Class U shares of the Fund will be converted into Class I shares of the Fund at such time and under such circumstances as set forth in the then current prospectus for the applicable Class.

6.	Effectiveness and Amendment

This Plan shall become effective with respect to each Class, to the extent required by Rule 18f-3, after approval by a majority vote of: (i) the Fund’s Board of Directors; and (ii) the members of the Fund’s Board of Directors who are not interested persons of the Fund, as defined in the 1940 Act, and have no direct or indirect financial interest in the operation of the Plan. Any material amendment to this Plan with respect to a Class must be approved by a majority of the Fund’s Board of Directors, including a majority of the Directors who are not interested persons of the Fund, as defined in the 1940 Act. This Plan is qualified by and subject to the then current prospectus for the applicable Class, which contains additional information about that Class.

7.	General

On an ongoing basis, the Board of Directors will monitor the Plan for any material conflicts between the interests of the Classes of Shares. The Board of Directors will take such action as is reasonably necessary to eliminate any conflict that develops. The Fund’s Adviser will be responsible for alerting the Board of Directors to any material conflicts that may arise.

SIT MUTUAL FUNDS II, INC.

MULTIPLE CLASS PLAN

EXHIBIT A

Fund Name / Classes	Minimum Investment Regular Account	Minimum Investment IRA Account
Series with multiple share classes:
Sit High Income Municipal Bond Fund (series D)
Class U	10,000	n/a
Class I	150,000	n/a

(p)

Codes of Ethics

CODE OF ETHICS

FOR

SIT INVESTMENT ASSOCIATES, INC.,

SIT INVESTMENT FIXED INCOME ADVISORS, INC.

SIT FIXED INCOME ADVISORS II, LLC

SIT/KIM INTERNATIONAL INVESTMENT ASSOCIATES, INC.

SIT/KIM INTERNATIONAL INVESTMENT ASSOCIATES II, LLC

SIT MUTUAL FUNDS

AND

SIA SECURITIES CORP.

I. PURPOSE AND CONSTRUCTION

This Code of Ethics (“Code”) is adopted by Sit Investment Associates, Inc. (“SIA”); Sit Investment Fixed Income Advisors, Inc. (“SIFI”); Sit Fixed Income Advisors II, LLC (“SFI”); Sit/Kim International Investment Associates, Inc. (“Sit/Kim”); Sit/Kim International Investment Associates II, LLC (“Sit/Kim II”); the Sit Mutual Funds; and SIA Securities Corp. (“SSC”) (collectively the “Sit Entities”) in an effort to prevent violations of Section 17 of the 1940 Act; Section 15(f) of the 1934 Act; and Section 204A of the Advisers Act and the Rules and Regulations thereunder; and comply with the code of ethics requirements of Section 406 of the Sarbanes Act and the Rules and Regulations thereunder.

This Code is designed to prevent wrongdoing and promote, among other things, honest and ethical conduct, avoidance of conflicts of interest, misuse of material nonpublic information, and compliance with applicable laws. This Code establishes rules of conduct for all employees of the Sit Entities. The Code is based upon the principle that the Sit Entities and its employees owe a fiduciary duty to their clients and shareholders to conduct their affairs, including their personal securities transactions, in such a manner as to avoid (i) serving their own personal interests ahead of clients and shareholders, (ii) taking inappropriate advantage of their position with the firm and (iii) any actual or potential conflicts of interest or any abuse of their position of trust and responsibility.

The Code is designed to ensure that the high ethical standards long maintained by the Sit Entities continue to be applied. The excellent name and reputation of our firm continues to be a direct reflection of the conduct of each employee. The Sit Entities’ reputation for fair and honest dealing with their clients has taken considerable time to build. This standing could be seriously damaged as the result of even a single securities transaction being considered questionable in light of the fiduciary duty owed to our clients.

Strict compliance with the provisions of the Code shall be considered a basic condition of employment with the Sit Entities. Employees should also understand that a material breach of the provisions of the Code may constitute grounds for disciplinary action, including termination of employment.

Employees are urged to seek the advice of Paul Rasmussen, the Chief Compliance Officer, or Kelly Boston for any questions about the Code or the application of the Code to their individual circumstances.

II. DEFINITIONS

A.	“Access Person” means any director, officer, general partner, or Advisory Person of any of the Sit Entities.

B.	“Advisers Act” means the Investment Advisers Act of 1940, 15 U.S.C. §30b-1 to §30b-21.
C.	“Advisory Person” means:
1.	Any employee of any of the Sit Entities (or of any company in a control relationship to any of the Sit Entities); and
2.	Any natural person in a control relationship to any of the Sit Entities who obtains information concerning recommendations made to a Sit Fund with regard to the purchase or sale of a security.
D.	“Affiliated Person” of another person means:
1.	Any person directly or indirectly owning, controlling, or holding with power to vote, five percent (5%) or more of the outstanding voting securities of such other person;
2.	Any person, five percent (5%) or more of whose outstanding voting securities are directly or indirectly owned, controlled, or held with power to vote, by such other person;
3.	Any person directly or indirectly controlling, controlled by, or under common control with, such other person;
4.	Any officer, director, partner, co-partner, or employee of such other person;
5.	If such other person is an investment company, any investment adviser thereof or any member of an advisory board thereof; and
6.	If such other person is an unincorporated investment company not having a board of directors, the depositor thereof.
E.

“Associated Person” means any partner, officer, director, or branch manager of SIA, SIFI, SFI, Sit/Kim, Sit/Kim II, or SSC (or any person occupying a similar status or performing similar functions), any person directly or indirectly controlling, controlled by, or under common control with SIA, SIFI, SFI, Sit/Kim, or Sit/Kim II, or any employee of SIA, SIFI, SFI, Sit/Kim, Sit/Kim II, or SSC.

F.	“Control” shall have the meaning as that set forth in section 2(a)(9) of the 1940 Act.
G.	“Financial Officer” means the Sit Funds’ principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.
H.

“Insider” means SIA or the Sit Funds, or an Access Person , or any Affiliated Person thereof, or any member of his or her immediate family. Additionally, a person is deemed an “Insider” if he enters into a special confidential relationship in the conduct of the affairs of SIA or the Sit Funds, or any Affiliated Person thereof, and as a result is given access to material, nonpublic information. Examples of such Insiders include accountants, consultants, advisers, attorneys, bank lending officers, and the employees of such organizations.

I.

“Insider Trading” means the use of material, nonpublic information to trade in a Security (whether or not one is an Insider) or the communication of material, nonpublic information to others. While the meaning of the term is not static, “Insider Trading” generally includes:

1.	Trading in a Security by an Insider, while in possession of material, nonpublic information;
2.

Trading in a Security by a person who is not an Insider, while in possession of material, nonpublic information, where the information either was disclosed to such person in violation of an Insider’s duty to keep it confidential or was misappropriated; and

3.	Communicating material, nonpublic information to any person, who then trades in a Security while in possession of such information.
J.

“Material information” means information for which there is a substantial likelihood that a reasonable investor would consider it important in making investment decisions, or information that is reasonably certain to have a substantial effect on the price of a company’s securities. Examples of material information include information regarding dividend changes, earnings estimates, changes in previously released earnings estimates, significant merger or acquisition proposals or agreements, major litigation, liquidity problems, and extraordinary management developments.

K.

“Member of immediate family” of a person includes such person’s spouse, children under the age of twenty-five years residing with such person, and any trust or estate in which such person or any other member of his or her immediate family has a substantial beneficial interest, unless neither such person nor any other member of his or her immediate family is able to control or participate in the investment decisions of such trust or estate.

L.	“Nonpublic information” means information that has not been effectively communicated to the market place.
M.	“Purchase or sale of a Security” includes, inter alia, the writing of an option to purchase or sell a Security.
N.	“Restricted List” means a list of Securities maintained by SIA in which proprietary and personal transactions are prohibited.
O.

“Security” shall have the meaning set forth in Section 2(a)(36) of the 1940 Act, except that it shall not include direct obligations of the Government of the United States, bankers’ acceptances, bank certificates of deposit, commercial paper, or shares of registered open-end investment companies (commonly referred to as mutual funds) provided however, “Security” includes exchange traded funds (“ETFs”); and further provided, that for purposes of the Insider Trading prohibition of Section III.A., “Security” shall include all securities set forth in Section 2(a)(36) of the 1940 Act.

P.	“Sarbanes Act” means the Sarbanes-Oxley Act of 2002.
Q.

“Security held or to be acquired” by a registered investment company means any Security which, within the most recent 15 days, (i) is or has been held by such company, or (ii) is being or has been considered by such company or its investment adviser for purchase by such company.

R.

“Sit Fund” (individually) or “Sit Funds” (collectively) means the listed investment companies within the Sit Mutual Funds, a family of mutual funds registered under the 1940 Act for which SIA acts as the investment adviser and manager:

1.	Sit Mid Cap Growth Fund, Inc.;
2.	Sit Large Cap Growth Fund, Inc.;
3.	Sit U.S. Government Securities Fund, Inc.;
4.	Sit Money Market Fund, Inc.;
5.

Sit Mutual Funds, Inc. (Sit International Growth Fund (series A), Sit Balanced Fund (series B), Sit Developing Markets Growth Fund (series C), Sit Small Cap Growth Fund (series D), Sit Science and Technology Growth Fund (series E), and Sit Dividend Growth Fund (Series G));

6.	Sit Mutual Funds II, Inc. (Sit Tax-Free Income Fund (series A), and Sit Minnesota Tax-Free Income Fund (series B)); and
7.	Sit Mutual Funds Trust. (Sit Florida Tax-Free Income Fund (Series A)).
S.	“1934 Act” means the Securities Exchange Act of 1934, 15 U.S.C. § 78a to 78kk.
T.	“1940 Act” means the Investment Company Act of 1940, 15 U.S.C. § 80a-1 to § 80a-64.

III. RESTRICTIONS

A.	Nonpublic Information.
1.

An Insider shall use due care to ensure that material, nonpublic information remains secure and shall not divulge to any person any material, nonpublic information, except in the performance of his or her duties. For example, files containing material, nonpublic information should be sealed, and access to computer files containing material, nonpublic information should be restricted.

2.	No Insider shall engage in Insider Trading, on behalf of himself or others.
3.

An Access Person shall not divulge to any person contemplated or completed securities transactions of a Sit Fund or client account, except in the performance of his or her duties, unless such information previously has become a matter of public knowledge.

4.	Questions regarding whether the information is material and/or nonpublic may be directed to the Chairman of SIA, his designee or the Chief Compliance Officer.
B.

Section 17(d) Limitations. No Affiliated Person of a Sit Fund, or any Affiliated Person of such person, acting as principal, shall effect any transaction in which a Sit Fund, or a company controlled by a Sit Fund, is a joint or a joint and several participant with such person or affiliated person, in contravention of such rules and regulations as the Securities and Exchange Commission may prescribe under Section 17(d) of the 1940 Act for the purpose of limiting or preventing participation by the Sit Funds or controlled companies on a basis different from or less advantageous than that of such other participant.

C.

Prescribed Activities Under Rule 17j-l(a). Rule 17j-l(a) under the 1940 Act provides: It shall be unlawful for any affiliated person of or principal underwriter for a registered investment company, or any Affiliated Person of an investment adviser of or principal underwriter for a registered investment company in connection with the purchase or sale, directly, or indirectly, by such a person of a security held or to be acquired, as defined in this section, by such registered investment company:

1.	To employ any device, scheme or artifice to defraud such registered investment company;
2.

To make to such registered investment company any untrue statement of a material fact or omit to state to such registered investment company a material fact necessary in order to make the statements made, in light of the circumstances under which they were made, not misleading;

3.	To engage in any act, practice, or course of business which operates or would operate as a fraud or deceit upon any such registered investment company; or
4.	To engage in any manipulative practice with respect to such registered investment company.

Any violation of Rule 17j-1(a) shall be deemed to be a violation of the Code.

D.	Limitations on Personal Security Transactions.
1.

An Advisory Person, or any member of his or her immediate family, shall not purchase or sell any Security in which he or she has, or by reason of such transaction acquires, any direct or indirect beneficial ownership if at the time of such purchase or sale such Security:
is included on the Restricted List maintained by SIA; or
is held or to be acquired by a Sit Fund or client account.

However, the purchase or sale of a Security more than ten (10) trading days prior to or ten (10) trading days after a purchase or sale of such Security by a Sit Fund or client account shall not be a violation of this Paragraph III.D.1.b. and provided that the ten day waiting period does not apply if the Sit Funds and client accounts have sold all their interests in that Security.

2.

An Advisory Person, or any member of his or her immediate family shall not purchase securities offered in an initial public offering or a limited offering (for purposes of the Code, limited offering does not include private placements).

3.

An Advisory Person, or any member of his or her immediate family, shall not purchase and sell the same (or equivalent) securities within 60 calendar days; and shall not sale and purchase the same (or equivalent) securities within 60 calendar days.

4.

An Advisory Person, or any member of his or her immediate family, shall not effect more than the lesser of the following number of purchase and/or sale transactions a.) twenty (20) transactions within one calendar quarter or b.) fifty (50) transactions within one calendar year, without the advance written approval of the Chairman of the SIA or his designee. Multiple purchases or sales of the same security effected contemporaneously shall be considered a single transaction for purposes of this Paragraph III.D.4.

5.

An Access Person, or any member of his or her immediate family, shall not purchase, sell or exchange shares of the Sit Funds for the purpose of arbitrage or market timing, or in a manner which is inconsistent with the requirements of the Sit Fund’s then current prospectus, and shall not engage in the frequent purchase and sale of shares of the Sit Funds.

E.

Prior Clearance of Personal Security Transaction. Prior to the sale or purchase of Securities, an Advisory Person, or any member of his or her immediate family, must obtain written clearance for the transaction from the Chairman of SIA or his designee.

IV. REPORTING REQUIREMENTS

A.	Personal Security Holdings
1.

Initial Holdings Report. Not later than ten (10) days after becoming an Access Person, such person shall submit an initial holdings report listing the following information (such information must be current as of a date no more than 45 days prior to the date the person becomes an Access Person):

a.

The title and type of security, and as applicable the exchange ticker symbol or CUSIP number, number of shares and principal amount of each Security and Sit Fund shares in which the Access Person had any direct or indirect beneficial ownership when the person became an Access Person;

b.

The name of any broker, dealer or bank with whom the Access Person maintained an account in which any securities were held for the direct or indirect benefit of the Access Person as of the date the person became an Access Person; and

c.	The date that the report is submitted by the Access Person.

2.	Annual Holdings Report. On or before January 30 of each year, each Access Person shall submit an annual holdings report containing the following information current as of the preceding December 31:
a.

The title and type of security, and as applicable the exchange ticker symbol or CUSIP number, number of shares and principal amount of each Security and Sit Fund shares in which the Access Person had any direct or indirect beneficial ownership;

b.	The name of any broker, dealer or bank with whom the Access Person maintains an account in which any securities are held for the direct or indirect benefit of the Access Person; and
c.	The date that the report is submitted by the Access Person.
3.	Quarterly Report. Not later than thirty (30) days after the end of each calendar quarter, each Access Person shall submit a report which shall specify the following information:
a.	With respect to any transaction during the quarter in a Security or Sit Fund shares in which the Access Person had any direct or indirect beneficial ownership:
i.

The date of the transaction, the title, and as applicable the exchange ticker symbol or CUSIP number, interest rate and maturity date (if applicable), the number of shares and the principal amount of each Security or Sit Fund shares involved;

ii.	The nature of the transaction (i.e., purchase, sale or any other type of acquisition or disposition);
iii.	The price of the Security or Sit Fund shares at which the transaction was effected;
iv.	The name of the broker, dealer or bank with or through which the transaction was effected; and
v.	The date that the report is submitted by the Access Person.
b.	With respect to any account established by the Access Person in which any securities were held during the quarter for the direct or indirect benefit of the Access Person:
i.	The name of the broker, dealer or bank with whom the Access Person established the account;
ii.	The date the account was established; and
iii.	The date that the report is submitted by the Access Person.

If no transactions have occurred during the period, the report shall so indicate.

4.

Broker Statements and Confirmations. Each Access Person shall insure that SIA receives duplicate copies of his or her, and any member of his or her immediate family’s, including for purposes of this section any relative living in the same household, confirmations and statements for all securities accounts directly from all brokerage firms; provided that this Section IV.A.4. shall not apply to a person who is an “Access Person” solely because such person is an officer of the Sit Mutual Funds.

5.

Annual Certification. Each Access Person must certify annually that he or she has read and understands the Code and recognizes that he or she is subject to the Code. In addition, each Access Person must certify annually that he or she has complied with the requirements of the Code and that he or she has disclosed or reported all personal securities transactions required to be disclosed or reported pursuant to the requirements of the Code.

6.

Disclosure of Holdings. An Advisory Person shall immediately notify SIA of any Security held by him or her (including any member of his or her immediate family) that he or she knows or should know is included on the Restricted List maintained by SIA or which is being considered for purchase by a Sit Fund or client account. A Security is being considered for purchase or sale when a recommendation to purchase or sell a security has been made and communicated and, with respect to the persons making the recommendation, when such person seriously considers making such a recommendation.

7.	Limitation on Reporting Requirements. No Access Person shall be required to make a report under section IV. A herein:
a.	With respect to transactions effected for, and Securities and Sit Fund shares held in, any account over which such person does not have any direct or indirect influence or control; or
b.

If such a person is a director of a Sit Fund who is not an “interested person” of the Sit Fund within the meaning of section 2(a)(19) of the 1940 Act, and who would be required to make a report solely by reason of being a Sit Fund director; or if such a person is a director of SIA, SIFIA, SFI, Sit/Kim or Sit/Kim II (individually an “Adviser”, jointly the “Advisers”) who would not be an “interested person” of the Sit Funds within the meaning of section 2(a)(19) of the 1940 Act, for any reason other than that he or she is a director of an Adviser and knowingly has a direct or indirect beneficial interest in securities issued by an Adviser, and has no involvement with the day-to-day operations of either the Advisers or the Sit Funds, and who would be required to make a report solely by reason of being an Adviser director; need not make:

i.	An initial holdings report under paragraph (A)(1) of this section and an annual holdings report under paragraph (A)(2) of this section; and
ii.

A quarterly transaction report under paragraph (A)(3) of this section, unless the director knew or, in the ordinary course of fulfilling his or her official duties as a Sit Fund director, should have known that during the 15-day period immediately before or after the director’s transaction in a Security, the Sit Fund purchased or sold the Security, or the Sit Fund or an Adviser considered purchasing or selling the Security; or

c.	Where a report made to SIA would duplicate information recorded pursuant to Rules 204-2(a)(12) or 204-2(a)(13) under the Advisers Act; or
d.

An Access Person need not make a quarterly transaction report under paragraph (A)(3) of this section, if the report would duplicate information contained in broker trade confirmations or account statements received by SIA, with respect to the Access Person in the time period required by paragraph (A)(3), if all of the information required by that paragraph is contained in the broker trade confirmations or account statements, or in the records of the Sit Funds or SIA; or

e.

An Access Person need not instruct the Sit Funds to provide duplicate copies of statements and confirmations under paragraph (A)(4) of this section, if all of the information contained in the broker trade confirmations or account statements is contained in the records of the Sit Funds or SIA.

f.

The limitations on reporting requirements set forth in section 7.b. herein do not apply to the requirement that an Access Person make reports regarding transactions and holdings of Sit Fund shares. A director of a Sit Fund or an Adviser must make a report of his or her holdings pursuant to the provision of Section IV.A.1., 2, and 3 with respect to holdings of Sit Fund shares.

8.	Filing of Reports. All reports prepared pursuant to this Article IV.A. shall be filed with the Chief Compliance Officer of SIA or his designee.
B.

Reports of Violations or the Appearance of a Violation. Access Persons shall promptly report any activity, transaction, or event which is, or might appear to be, in violation of this Code. Any report of a violation or the appearance of a violation shall be made to the Chief Compliance Officer of SIA, the reporting person’s immediate supervisor, other senior officer of SIA, or a member of the board of directors of SIA or the Sit Funds as appropriate, provided such person receiving the report should not be involved in the matter giving rise to the violation or potential violation. Any report may be made on a confidential or anonymous basis.

C.

Reports to Sit Fund Audit Committees. Each Sit Fund has established an audit committee composed of directors who are not interested persons of the Sit Funds to oversee the Sit Funds’ accounting and financial reporting policies and practices, their internal controls, the internal controls of the Sit Funds’ accounting, transfer agency and custody service providers and to oversee the Sit Funds’ financial reporting and the independent audit of the Sit Funds’ financial statements. Access Persons shall promptly report to any member of the Sit Funds’ audit committees concerns regarding questionable accounting or auditing matters (including issues regarding the adequacy of accounting controls). Such reports may be made on a confidential or anonymous basis. A schedule of the Sit Funds’ audit committees members and their contact information is attached as an exhibit hereto.

D.

Certification to General Counsel of Sit Funds. Prior to February 1 of each year, SIA shall prepare and deliver to the General Counsel of the Sit Funds a report which shall describe in detail violations of this Code for the prior calendar year, unless such violations have previously been reported to the General Counsel of the Sit Funds.

E.

Dissemination of Reports. The General Counsel of the Sit Funds shall have the right at any time to receive copies of any reports submitted pursuant to this Article IV. Such General Counsel shall keep all reports confidential except as disclosure thereof to the Boards of Directors of the Sit Funds or of SIA or other appropriate persons may be reasonably necessary to accomplish the purposes of this Code.

V. SUPERVISORY PROCEDURES

The following supervisory procedures shall be implemented:

A.	Prevention of Insider Trading. To prevent Insider Trading, the Chairman of SIA or his designee shall:
1.	Take appropriate measures to familiarize Associated Persons and Access Persons with the Code;
2.	Answer questions regarding the Code;
3.	Resolve issues of whether information received by an Insider is material and/or nonpublic; and
4.	Review and update the Code as necessary.
B.	Detection of Insider Trading. To detect Insider Trading, the Chairman of SIA or his designee shall:
1.	Review the trading activity and holdings reports filed by each Associated Person and Access Person; and
2.	Review the trading activity of SIA and the Sit Funds.
C.	Administration of the Code. The Chief Compliance Officer of SIA or his designee shall, at least annually, provide the Sit Funds’ Board with a written report that:
1.

Describes any issues arising under the Code or procedures since the last report to the Boards of Directors, including, but not limited to, information about material violations of the Code or procedures and sanctions imposed in response to the material violations; and

2.

Certifies that the fund, investment adviser or principal underwriter, as applicable, has adopted procedures reasonable necessary to prevent Associated Persons and Access Persons from violating the Code.

VI. COVENANTS

A.

Covenant to Exercise Best Judgment. An Associated Person shall act on his or her best judgment in effecting, or failing to effect, any Sit Fund and client account transaction and such Associated Person shall not take into consideration his or her personal financial situation in connection with decisions regarding Sit Fund and client account portfolio transactions.

B.

Financial Officers Covenant. Financial Officers shall act in a manner consistent with the standards necessary to promote honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships; full, fair, accurate, timely and understandable disclosure in reports and documents filed by the Sit Funds and in other public communications; and compliance with applicable governmental laws, rules and regulations.

VII. ENFORCEMENT AND SANCTIONS

A.

General. Any Access Person of SIA who is found to have violated any provision of this Code may be permanently dismissed, reduced in salary or position, temporarily suspended from employment, or sanctioned in such other manner as may be determined by the Board of Directors of SIA in its discretion. If an alleged violator is not affiliated with SIA, the Board of Directors of the Sit Fund or Sit Funds involved shall have the responsibility for enforcing this Code and determining appropriate sanctions. In determining sanctions to be imposed for violations of this Code, the Board of Directors may consider any factors deemed relevant, including without limitation:

1.	The degree of willfulness of the violation;
2.	The severity of the violation;
3.	The extent, if any, to which the violator profited or benefited from the violation.
4.	The adverse effect, if any, of the violation on the Sit Fund or Sit Funds;
5.	The market value and liquidity of the class of Securities involved in the violation;
6.	The prior violations of the Code, if any, by the violator;
7.	The circumstances of discovery of the violation; and
8.

If the violation involved the purchase or sale of Securities in violation of this Code, (a) the price at which the Sit Fund purchase or sale was made and (b) the violator’s justification for making the purchase or sale, including the violator’s tax situation, the extent of the appreciation or depreciation of the Securities involved, and the period the Securities have been held.

B.	Violations of Section III.D.
1.

At its election, a Sit Fund may choose to treat a transaction prohibited under Section III.D. of this Code as having been made for its account. Such an election may be made only by a majority vote of the directors of the Sit Fund who are not Affiliated Persons of SIA. Notice of an election under this Paragraph B.1 shall not be effective unless given to SIA within sixty (60) days after the Sit Fund is notified of such transaction. In the event of a violation involving more than one Sit Fund, recovery shall be allocated between the affected Sit Funds in proportion to the relative net asset values of the Sit Funds as of the date of the violation. A violator shall be obligated to pay the Sit Fund any sums due to said Sit Fund pursuant to paragraph B.2 below due to a violation by a member of the immediate family of such violator.

2.

If Securities purchased in violation of Section III.D. of this Code have been sold by the violator in a bona fide sale, the Sit Fund shall be entitled to recover the profit made by the violator. If such Securities are still owned by the violator, or have been disposed of by such violator other than by a bona fide sale at the time notice of election is given by the Sit Fund, the Sit Fund shall be entitled to recover the difference between the cost of such Securities to the violator and the fair market value of such Securities on the date the Sit Fund acquired such Securities. If the violation consists of a sale of Securities in violation of Section III.D. of this Code, the Sit Fund shall be entitled to recover the difference between the net sale price per share received by the violator and the net sale price per share received by the Sit Fund, multiplied by the number of shares sold by the violator. Each violation shall be treated individually and no offsetting or netting of violations shall be permitted.

3.

Knowledge on the part of the General Counsel of a Sit Fund of a transaction in violation of Section III.D. of this Code shall be deemed to be notice to the Sit Fund under Paragraph VII.B.1. Knowledge on the part of a director or officer of a Sit Fund who is an Affiliated Person of SIA of a transaction in violation of this Code shall not be deemed to be notice under Paragraph VII.B.1.

4.

If the Board of Directors of a Sit Fund determine that a violation of this Code has caused financial detriment to such Sit Fund, upon reasonable notice to SIA, SIA shall use its best efforts, including such legal action as may be required, to cause a person who has violated this Code to deliver to the Sit Fund such Securities, or to pay to the Sit Fund such sums, as the Sit Fund shall declare to be due under this Section VII.B., provided that:

a.	SIA shall not be required to bring legal action if the amount recoverable reasonably would not be expected to exceed $2,500;

b.	In lieu of bringing a legal action against the violator, SIA may elect to pay to the Sit Fund such sums as the Sit Fund shall declare to be due under this Section VII.B.; and
c.	SIA shall have no obligation to bring any legal action if the violator was not an Affiliated Person of SIA.
C.

Rights of Alleged Violator. A person charged with a violation of this Code shall have the opportunity to appear before the Board of Directors as may have authority to impose sanctions pursuant to this Code, at which time such person shall have the opportunity, orally or in writing, to deny any and all charges, set forth mitigating circumstances, and set forth reasons why the sanctions for any violations should not be severe.

D.	Notification to General Counsel of Sit Funds. The General Counsel of the Sit Fund involved shall be advised promptly of the initiation and outcome of any enforcement actions hereunder.
E.

Delegation of Duties. The Board of Directors may delegate its enforcement duties under this Article VII to a special committee of the Board of Directors comprised of at least three persons; provided, however, that no director shall serve on such committee or participate in the deliberations of the Board of Directors hereunder who is charged with a violation of this Code.

F.

Non-exclusivity of Sanctions. The imposition of sanctions hereunder by the Board of Directors of SIA shall not preclude the imposition of additional sanctions by the Board of Directors of the Sit Funds and shall not be deemed a waiver of any rights by the Sit Funds. In addition to sanctions which may be imposed by the Boards of Directors of SIA and the Sit Funds, persons who violate this Code may be subject to various penalties and sanctions including, for example, (i) injunctions; (ii) treble damages; (iii) disgorgement of profits; (iv) fines to the person who committed the violation of up to three times the profit gained or loss avoided, whether nor not the person actually benefited; and (v) jail sentences.

VIII. MISCELLANEOUS PROVISIONS

A.

Identification of Associated Persons and Access Persons. SIA shall, on behalf of the Sit Funds, identify all Associated Persons and Access Persons who are under a duty to make reports under Section IV.A. and shall inform such persons of such duty.

B.	Maintenance of Records. SIA shall, on behalf of the Sit Funds, maintain and make available records as required by Rule 17j-l(d).
C.

Prior Clearance Procedure. Prior to effecting a transaction in a Security, an Insider (other than persons covered under Section III.E.) may notify SIA of the proposed transaction, and the name, title, and amount of the Security involved. SIA shall determine whether such proposed transaction would, may, or would not be consistent with this Code. Such conclusion shall be promptly communicated to the Insider making such request. Absent extraordinary circumstances, no Insider shall be deemed to have violated this Code for effecting a Securities transaction, if such Insider has been advised by SIA that the transaction would be consistent with this Code. SIA shall make written records of actions under this Section VII.C., which records shall be maintained and made available in the manner required by Rule 17j-l(d).

D.	Effective Date. The effective date of this Code, as amended, shall be December 9, 2005.
E.	Disclosure of Code of Ethics. This Code is on public file with, and available from, the Securities and Exchange Commission (“SEC”), as an exhibit to the Sit Funds’ Registration Statement.

Exhibit A

Sit Mutual Funds

Board of Directors

Audit Committee

Mr. Melvin C. Bahle

#1 Muirfield Lane

St. Louis MO 63141

314-434-2535

Mr. John P. Fagan

1319 Southwind Drive

Northbrook, IL 60062

(847) 272-9059

Dr. Sidney Jones

8505 Parliament Drive

Potomac MD 20854

301-983-8587

Mr. Bruce Lueck

1026 Cowper Drive

Raleigh, NC 27608

919-833-9544

Mr. Donald W. Phillips

WP Global Partners Inc.

30 South Wacker Drive

Suite 3920

Chicago, IL 60606

312-277-2020